                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08073

                        STATE FARM VARIABLE PRODUCT TRUST
               (Exact name of registrant as specified in charter)

                             Three State Farm Plaza
                           Bloomington, IL 61719-0001
               (Address of principal executive offices) (Zip code)

         Michael L. Tipsord                    Alan Goldberg
         One State Farm Plaza                  Bell, Boyd & Lloyd LLC
         Bloomington, Illinois 61710-0001      Three First National Plaza
                                               70 West Madison St., Suite 3300
                                               Chicago, Illinois 60602

                   (Names and addresses of agents for service)

       Registrant's telephone number, including area code: 1-888-702-2307

                       Date of fiscal year end: 12/31/2003

                      Date of reporting period: 12/31/2003

ITEM 1.   REPORTS TO STOCKHOLDERS.

[LOGO] STATE FARM INSURANCE(R)                                 December 31, 2003

                                               State Farm Variable Product Trust

                                                       A n n u a l   R e p o r t

Large Cap Equity Index Fund

Small Cap Equity Index Fund
                                                                       [GRAPHIC]
International Equity Index Fund

Stock and Bond Balanced Fund

Bond Fund

Money Market Fund

                               Table of Contents

                 Message to Variable Product Customers       1

                 Policy Total Returns                        8

                 Schedule of Investments

                     Large Cap Equity Index Fund            10

                     Small Cap Equity Index Fund            16

                     International Equity Index Fund        35

                     Stock and Bond Balanced Fund           46

                     Bond Fund                              47

                     Money Market Fund                      51

                 Financial Statements

                     Statements of Assets and Liabilities   52

                     Statements of Operations               53

                     Statements of Changes in Net Assets    54

                     Notes to Financial Statements          56

                 Financial Highlights                       62

                 Report of Independent Auditors             68

                 Management Information                     69



1-888-702-2307

                        State Farm VP Management Corp.
               Securities Products Representatives are available
                   8:00 a.m. until 6:00 p.m. (Central Time)
                    Monday through Friday (except holidays)

This report and any financial information contained herein are submitted for the general information of the owners of interest in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Account or Variable Annuity Separate Account (the "Accounts"). This report provides the results of operations for the State Farm Variable Product Trust funds. It is possible to invest in these underlying funds only through the purchase of a State Farm Variable Universal Life Insurance policy or State Farm Variable Deferred Annuity policy. Please read the prospectus and consider the investment objectives, charges and expenses and other information it contains about the Accounts carefully before investing.

                            Not   . May lose value
                           FDIC   . No bank guarantee
                          Insured

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI.

This material must be accompanied or preceded by a prospectus.

[LOGO] STATE FARM
INSURANCE(R)

Message to Variable Product Customers

We are glad you chose State Farm Variable Products and your Registered State Farm Agent to help you prepare for your financial future. Enclosed is the State Farm Variable Product Trust Annual Report for the 12 months ended December 31, 2003. Within this annual report, for each of the underlying funds offered by the Trust, you will find information such as: historical performance returns, performance comparisons to securities indices, audited financial information and lists of portfolio holdings. We encourage your review and consideration of this entire report.

Overall, the funds' returns for this year reflected the many positive trends in the world and U.S. economies. The U.S. stock market posted its first overall positive year since 1999 and as a result, our funds' equity investments out performed our funds' fixed income investments.

As you review the returns for the funds, it is important to realize that historical returns are not good indicators of near term investments results.

On the following 6 pages is additional discussion of factors impacting performance, specific to each of the funds. Pages 8 and 9 provide policy total returns, reflecting contract-level and underlying fund fees and expenses that are not included in the performance returns discussed for each underlying fund.

Thank you for investing with State Farm Variable Products.




                                          Sincerely,

                                          /s/ Susan D. Waring
                                          Susan D. Waring
                                          Vice President
                                          State Farm Investment Management Corp.

Large Cap Equity Index Fund

Investment Strategy Impacting Performance
The Large Cap Equity Index Fund seeks to match the return of the S&P 500(R) Index/1/, which tracks the common stock performance of 500 large companies in a broad range of industries. The Fund invests in each of the stocks in the S&P 500 in the same capitalization-weighted proportion that the stock has in the Index.

How the Large Cap Equity Index Fund Performed
The Large Cap Equity Index Fund generated a total return of 28.31% in the 12 month period ended December 31, 2003. The total return of the S&P 500 Index during the same period was 28.68%.

The Fund satisfactorily tracked, before fees and expenses, the performance of the S&P 500 Index during 2003. Within the Index, sector performance was positive. Information technology (17.74% of the Index as of December 31, 2003) led the way with a 47.23% gain for the year. Materials (3.04% of the Index as of December 31, 2003) returned 38.23%. Consumer discretionary, at 11.29% of the Index as of December 31, 2003, climbed 37.45%. Industrials (10.90% of the Index as of December 31, 2003) and financials (the largest sector, at 20.65% of the Index as of December 31, 2003) returned 32.11% and 31.06%, respectively, for the year.

Among the Index's ten largest constituents, all delivered positive results. Technology Bellwethers Intel Corp. (2.04% of the Index as of December 31, 2003) and Cisco Systems Inc. (1.63% of the Index as of December 31, 2003) gained 105.84% and 84.96%, respectively, for the year. Citigroup Inc. (2.43% of the Index as of December 31, 2003) returned 37.94%, and General Electric Co. (the largest constituent at 3.02% of the Index as of December 31, 2003) climbed 27.23%. International Business Machines Corp. (1.55% of the Index as of December 31, 2003) gained 19.59% for the year.

Financial highlights for this fund can be found on page 62.

Performance Comparison
The following graph compares a $10,000 investment in Large Cap Equity Index Fund since inception to a theoretical investment of the same amount in the S&P 500 Index.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                    FOR THE PERIOD ENDED DECEMBER 31, 2003

                                    [CHART]

                   Large Cap              S&P
               Equity Index Fund     500(R) Index*
01/22/98          $10,000.00          $10,000.00
12/31/98          $12,926.40          $12,948.99
12/31/99          $15,558.02          $15,673.72
12/31/00          $14,103.23          $14,246.66
12/31/01          $12,394.84          $12,553.33
12/31/02           $9,617.82           $9,778.98
12/31/03          $12,340.88          $12,584.03

Fund's Average Annual Total Return
1 YEAR:          28.31%
5 YEAR:          -0.92%
Since Inception:  3.61%

 The performance data quoted represents past performance and does not guarantee future results.
 Investment return and principal value will fluctuate so that your account value, when redeemed, may be worth more or less than the premiums you paid. Recent performance may be less than the figures shown. Obtain contract-level standardized total returns current to the most recent month-end on statefarm.com(R) for the State Farm Variable Deferred Annuity Policy at http://www.statefarm.com/insuranc/life/vdapandr.htm and the State Farm Variable Universal Life Insurance Policy at http://www.statefarm.com/insuranc/life/vulpandr.htm.
*The S&P 500(R) Index tracks the common stock performance of large U.S.
 companies in the manufacturing, utilities, transportation, and financial industries. In total, the S&P 500 is comprised of 500 common stocks. Unlike an investment in the Large Cap Equity Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.
---------------------
/(1)/"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500"
     and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund, nor the Stock and Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

Small Cap Equity Index Fund

Investment Strategy Impacting Performance
The Small Cap Equity Index Fund seeks to match the performance of the Russell 2000(R) Index/1/ (the "Russell 2000"). This Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies. The Small Cap Equity Index Fund invests in a diversified portfolio of common stocks intended to reflect, as a group, the total investment return of the Russell 2000 Index. Prices of small-cap stocks are more volatile than the stocks of larger, more established companies.

How the Small Cap Equity Index Fund Performed
The Small Cap Equity Index Fund generated a total return of 45.96% in the 12 month period ended December 31, 2003. The total return of the Russell 2000 Index during the same period was 47.25%.

Reasons for the Small Cap Equity Index Fund's Performance
The Fund's return somewhat varies from the Russell 2000 Index because the Fund invests in a representative sample of the 2000 stocks in the Index, but not in every stock included in the Index. The Fund satisfactorily tracked, before fees and expenses, the performance of the Russell 2000 Index in 2003.

Small cap equities out-performed the overall equity market in 2003. Investments in the information technology equities led performance while the telecommunications sector underperformed the rest of the Index.

Financial highlights for this fund can be found on page 63.

Performance Comparison
The following graph compares a $10,000 investment in the Small Cap Equity Index Fund since inception to a theoretical investment of the same amount in the Russell 2000 Index.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                    FOR THE PERIOD ENDED DECEMBER 31, 2003

                                    [CHART]

                  Small Cap             Russell
               Equity Index Fund     2000(R) Index*
01/29/98          $10,000.00           $10,000.00
12/31/98           $9,810.59            $9,857.48
12/31/99          $11,795.77           $11,952.88
12/31/00          $11,395.36           $11,591.75
12/31/01          $11,629.26           $11,879.90
12/31/02           $9,226.92            $9,446.51
12/31/03          $13,467.82           $13,910.34

Fund's Average Total Return
1 YEAR:         45.96%
5 YEAR:          6.54%
Since Inception: 5.16%

  The performance data quoted represents past performance and does not guarantee future results.
  Investment return and principal value will fluctuate so that your account value, when redeemed, may be worth more or less than the premiums you paid. Recent performance may be less than the figures shown. Obtain contract-level standardized total returns current to the most recent month-end on statefarm.com(R) for the State Farm Variable Deferred Annuity Policy at http://www.statefarm.com/insuranc/life/vdapandr.htm and the State Farm Variable Universal Life Insurance Policy at http://www.statefarm.com/insuranc/life/vulpandr.htm.
*The Russell 2000(R) Index tracks the common stock performance of the 2000 smallest U.S. companies in the Russell 3000 Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. Unlike an investment in the Small Cap Equity Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.


---------------------
/(1)/The Russell 2000(R) Index is a trademark/service mark, and Russell(TM) is a trademark of the Frank Russell Company. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

International Equity Index Fund

Investment Strategy Impacting Performance
The International Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index(R) (the "EAFE Free")./1/ This Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted Index that currently includes stocks of companies located in 16 European countries. The Fund may also invest in companies located in emerging markets. The Fund invests in securities that its sub-advisor, Barclays Global Fund Advisors (Barclays), thinks are undervalued and represent good long term investment opportunities.

How the International Equity Index Fund Performed
The International Equity Index Fund generated a total return of 37.84% in the 12 month period ended December 31, 2003. The total return of the EAFE Free Index during the same period was 38.59%.

Reasons for the International Equity Index Fund's Performance
The Fund satisfactorily tracked, before fees and expenses, the performance of the EAFE Free Index in 2003. The utilities sector and a rebound in the telecommunications sector lead gains while consumer discretionary stocks underperformed the rest of the Index.

Financial highlights for this fund can be found on page 64.

Performance Comparison
The following graph compares a $10,000 investment in the International Equity Index Fund since inception to a theoretical investment of the same amount in the EAFE Free Index.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                    FOR THE PERIOD ENDED DECEMBER 31, 2003

                                    [CHART]

              International Equity        EAFE(R)
                  Index Fund            Free Index*
01/22/98          $10,000.00            $10,000.00
12/31/98          $11,789.82            $11,760.00
12/31/99          $14,880.00            $14,902.27
12/31/00          $12,677.04            $12,791.41
12/31/01           $9,925.17            $10,048.62
12/31/02           $8,312.13             $8,446.86
12/31/03          $11,457.64            $11,706.12

Fund's Average Annual Return
1 YEAR:          37.84%
5 YEAR:          -0.57%
Since Inception:  2.32%

 The performance data quoted represents past performance and does not guarantee future results.
 Investment return and principal value will fluctuate so that your account value, when redeemed, may be worth more or less than the premiums you paid. Recent performance may be less than the figures shown. Obtain contract-level standardized total returns current to the most recent month-end on statefarm.com(R) for the State Farm Variable Deferred Annuity Policy at http://www.statefarm.com/insuranc/life/vdapandr.htm and the State Farm Variable Universal Life Insurance Policy at http://www.statefarm.com/insuranc/life/vulpandr.htm.
*The Morgan Stanley Capital International Europe, Australasia and Far East Free
 (EAFE Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East and takes into account local market restrictions on share ownership by foreigners. EAFE Free is meant to reflect actual opportunities for foreign investors in a local market. Returns are measured as U.S. dollars. Unlike an investment in the International Equity Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

---------------------
/(1)/The EAFE(R) Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the "Trust"). The International Equity Index Fund (the "Fund"), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold, or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of Fund shares. The Trust's Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

Stock and Bond Balanced Fund

Investment Strategy Impacting Performance
The Stock and Bond Balanced Fund seeks long-term growth of capital, balanced with current income. The Fund usually invests approximately 60% of its net assets in the Large Cap Equity Index Fund and 40% in the Bond Fund. As of December 31, 2003, the Fund's assets were invested in line with these targets.

How the Stock and Bond Balanced Fund Performed
The Stock and Bond Balanced Fund generated a total return of 18.30% in the 12 month period ended December 31, 2003. The total return of the S&P 500 Index was 28.68% while the Lehman Brothers Government/Credit Intermediate Index was 4.31% during the same period.

Reasons for the Stock and Bond Balanced Fund's Performance
Consistent with overall market results and reflected in Index comparisons, the Fund's equity holdings outperformed the Fund's fixed investment holdings. Within the Fund's equity investments return was driven by sector performance in information technology, materials, industrials and financials. Within the Fund's fixed income investments, generally speaking, investments in corporate bonds performed better than other fixed income asset classes of the portfolio over the past year. The lowest quality bonds produced the highest returns. The Fund's portfolio was over-weighted in corporate bonds relative to the Government/Credit Intermediate Index, which benefited performance.

Financial highlights for this fund can be found on page 65.

Performance Comparison
The following graph compares a $10,000 investment in the Stock and Bond Balanced Fund since inception to a theoretical investment of the same amount in the S&P 500 Index and the Lehman Brothers Government/Credit Intermediate Index:

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                    FOR THE PERIOD ENDED DECEMBER 31, 2003

                                    [CHART]

                                          Lehman
               Stock                     Brothers
             and Bond                Government/Credit
             Balanced      S&P 500     Intermediate       Blended
               Fund         Index*        Index*         Benchmark**
01/29/98    $10,000.00   $10,000.00     $10,000.00       $10,000.00
12/31/98    $11,465.60   $13,050.59     $10,717.70       $11,945.91
12/31/99    $12,828.23   $15,796.43     $10,759.50       $13,443.34
12/31/00    $12,517.24   $14,358.96     $11,848.36       $13,238.48
12/31/01    $12,073.05   $12,651.68     $12,909.97       $12,771.62
12/31/02    $10,803.61    $9,855.66     $14,180.31       $11,499.58
12/31/03    $12,780.55   $12,683.25     $14,791.49       $13,634.77

Fund's Average Total Return
1 YEAR: 18.30%
5 YEAR: 2.20%
Since Inception: 4.23%

 The performance data quoted represents past performance and does not guarantee future results.
 Investment return and principal value will fluctuate so that your account value, when redeemed, may be worth more or less than the premiums you paid. Recent performance may be less than the figures shown. Obtain contract-level standardized total returns current to the most recent month-end on statefarm.com(R) for the State Farm Variable Deferred Annuity Policy at http://www.statefarm.com/insuranc/life/vdapandr.htm and the State Farm Variable Universal Life Insurance Policy at http://www.statefarm.com/insuranc/life/vulpandr.htm.
*See footnotes for the Large Cap Equity Index Fund and the Bond Fund for
 description of indices.
**SFIM computes the Blended Benchmark by using 60% S&P 500 Index and 40% Lehman
  Brothers Government/Credit Intermediate Index.
 The S&P 500 Index, the Lehman Brothers Government /Credit Intermediate Index and the Blended Benchmark represent unmanaged groups or composites of groups, of stocks and bonds that differ from the composition of the Stock and Bond Balanced Fund. Unlike an investment in the Stock and Bond Balanced Fund, returns in the indices do not reflect expenses of investing.

Bond Fund

Investment Strategy Impacting Performance
The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. For different time periods, total returns may vary considerably depending on interest rate trends, since bond prices and interest rates move in opposite directions.

How the Bond Fund Performed
The Bond Fund generated a total return of 4.08% in the 12 month period ended December 31, 2003. The total return of the Lehman Brothers Government/Credit Intermediate Index during the same period was 4.31%.

Reasons for the Bond Fund's Performance
Generally speaking, the Fund's investments in corporate bonds performed better than other asset classes of the Fund over the past year. The lowest quality bonds produced the highest returns. The Fund's portfolio was over-weighted in corporate bonds relative to the Lehman Brothers Government/Credit Intermediate Index, which benefited performance. The Fund's return for 2003 was higher than the Index before expenses. Asset class composition in the Fund's portfolio is similar to last year.

Financial highlights for this fund can be found on page 66.

Performance Comparison
The following graph compares a $10,000 investment in the Bond Fund since inception to a theoretical investment of the same amount in the Lehman Brothers Government/Credit Intermediate Index.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                    FOR THE PERIOD ENDED DECEMBER 31, 2003

                                    [CHART]

                                    Lehman Brothers
                                   Government/Credit
                   Bond Fund      Intermediate Index*
01/22/98          $10,000.00          $10,000.00
12/31/98          $10,648.97          $10,714.00
12/31/99          $10,588.19          $10,755.78
12/31/00          $11,481.81          $11,844.27
12/31/01          $12,591.14          $12,905.52
12/31/02          $13,725.57          $14,175.42
12/31/03          $14,285.87          $14,786.38

Fund's Annual Total Return
1 YEAR: 4.08%
5 YEAR: 6.05%
Since Inception: 6.19%

 The performance data quoted represents past performance and does not guarantee future results.
 Investment return and principal value will fluctuate so that your account value, when redeemed, may be worth more or less than the premiums you paid. Recent performance may be less than the figures shown. Obtain contract-level standardized total returns current to the most recent month-end on statefarm.com(R) for the State Farm Variable Deferred Annuity Policy at http://www.statefarm.com/insuranc/life/vdapandr.htm and the State Farm Variable Universal Life Insurance Policy at http://www.statefarm.com/insuranc/life/vulpandr.htm.
*The Lehman Brothers Government/Credit Intermediate Index contains approximately 3,157 U.S. Government and corporate bonds maturing within one to ten years and an outstanding par value of at least $200 million.
 The Lehman Brothers Government/Credit Intermediate Index represents an unmanaged group of bonds that differ from the composition of the Bond Fund. Unlike an investment in the Bond Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

Money Market Fund

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in high quality commercial paper and other short-term debt securities. An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Financial Highlights on page 67.




---------------------

  The performance figures on the preceding pages reflect the reinvestment of all dividends and capital gains, and the deduction of investment management fees and fund-level expenses, but not contract-level charges. If contract-level charges were reflected, the performance quoted would be significantly lower than shown. The Policy Total Returns on the following two pages reflect contract-level charges for the State Farm Variable Deferred Annuity and State Farm Variable Universal Life Insurance policies.

                             POLICY TOTAL RETURNS


                       State Farm Life Insurance Company
                    (Not Licensed in New York or Wisconsin)

               Variable Deferred Annuity Performance and Returns
               Standardized Returns for Period Ending 12/31/2003

       -----------------------------------------------------------------
                                                 Average Annual Returns
                                                 -----------------------
                                       Inception                 Since
                    Fund                 Date    1-Year 5-Year Inception
       -----------------------------------------------------------------
       Large Cap Equity Index Fund     1/22/1998 19.36% -2.87%   1.80%
       Small Cap Equity Index Fund     1/29/1998 35.75%  4.54%   3.27%
       International Equity Index Fund 1/22/1998 28.15% -2.55%   0.48%
       Stock and Bond Balanced Fund    1/29/1998  9.93%  0.22%   2.39%
       Bond Fund                       1/22/1998 -3.27%  4.12%   4.37%
       -----------------------------------------------------------------

Standardized returns reflect all contract-level and underlying fund fees and expenses, including the $30 annual administrative fee (waived if total premiums of at least $50,000 have been paid) and surrender charges (7% in year 1, declining by 1% each following year until it reaches 0% in year 8). The fees and expenses are based on an assumed average account size of $8,300 as of 12/31/2003. The since inception standardized return period begins on the Fund inception date (as noted).

                Variable Universal Life Performance and Returns
               Standardized Returns for Period Ending 12/31/2003

       -----------------------------------------------------------------
                                                 Average Annual Returns
                                                 -----------------------
                                       Inception                 Since
                    Fund                 Date    1-Year 5-Year Inception
       -----------------------------------------------------------------
       Large Cap Equity Index Fund     1/22/1998 18.70% -4.95%   0.04%
       Small Cap Equity Index Fund     1/29/1998 35.01%  2.53%   1.23%
       International Equity Index Fund 1/22/1998 27.43% -4.73%  -1.47%
       Stock and Bond Balanced Fund    1/29/1998  9.29% -1.76%   0.55%
       Bond Fund                       1/22/1998 -3.82%  2.19%   2.51%
       -----------------------------------------------------------------

The State Farm Variable Universal Life policy total returns reflect all contract-level and underlying fund fees and expenses (including the 5% Premium Charge, the daily Mortality and Expense Risk Charge at a current annual rate of 0.8% of net assets, the current monthly expense charge of $6, and the investment advisory fees and other expenses incurred by the funds), except for surrender charges and the cost of insurance. If the surrender charges (if applicable) or the cost of insurance were reflected, the performance quoted would be significantly lower than shown. We encourage you to obtain from your State Farm registered representative agent a personalized illustration that will reflect all applicable fees and charges, including the cost of insurance. The fees and expenses reflected in this calculation are based on an assumed average account size of $3,700 as of 12/31/2003. The total returns since inception period begins on the Fund Inception Date (as noted).
This performance data represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that your account value, when redeemed, may be worth more or less than the premiums you paid. Recent performance may be less than the figures shown. Obtain total returns current to the most recent month-end at the following pages on statefarm.com(R): http://www.statefarm.com/insuranc/life/vdapandr.htm and http://www.statefarm.com/insuranc/vulpandr.htm. The returns on this page apply only to the State Farm Life Insurance Company products.

                             POLICY TOTAL RETURNS


                State Farm Life and Accident Assurance Company
                     (Licensed in New York and Wisconsin)


               Variable Deferred Annuity Performance and Returns
               Standardized Returns for Period Ending 12/31/2003

     ----------------------------------------------------------------------
                                                        Annual Returns
                                                    -----------------------
                                                                    Since
                  Fund               Inception Date 1-Year 5-Year Inception
     ----------------------------------------------------------------------
     Large Cap Equity Index Fund        8/3/1998    19.28% -2.93%  -0.84%
     Small Cap Equity Index Fund        8/3/1998    35.66%  4.49%   4.49%
     International Equity Index Fund    8/3/1998    28.06% -2.61%  -1.82%
     Stock and Bond Balanced Fund       8/3/1998     9.84%  0.17%   1.54%
     Bond Fund                          8/3/1998    -3.36%  4.07%   4.40%
     ----------------------------------------------------------------------

Standardized returns reflect all contract-level and underlying fund fees and expenses, including the $30 annual administrative fee (waived if total premiums of at least $50,000 have been paid) and surrender charges (7% in year 1, declining by 1% each following year until it reaches 0% in year 8). The fees and expenses are based on an assumed average account size of $7,400 as of 12/31/2003. The since inception standardized return period begins on the contract registration effective date of August 3, 1998.

                Variable Universal Life Performance and Returns
               Standardized Returns for Period Ending 12/31/2003

     ----------------------------------------------------------------------
                                                    Average Annual Returns
                                                    -----------------------
                                                                    Since
                  Fund               Inception Date 1-Year 5-Year Inception
     ----------------------------------------------------------------------
     Large Cap Equity Index Fund       12/2/1998    18.06% -5.61%  -4.47%
     Small Cap Equity Index Fund       12/2/1998    34.32%  1.93%   3.22%
     International Equity Index Fund   12/2/1998    26.75% -5.42%  -4.11%
     Stock and Bond Balanced Fund      12/2/1998     8.70% -2.38%  -1.75%
     Bond Fund                         12/2/1998    -4.37%  1.60%   1.44%
     ----------------------------------------------------------------------

The State Farm Variable Universal Life policy total returns reflect all contract-level and underlying fund fees and expenses (including the 5% Premium Charge, the daily Mortality and Expense Risk Charge at a current annual rate of 0.8% of net assets, the current monthly expense charge of $6, and the investment advisory fees and other expenses incurred by the funds), except for surrender charges and the cost of insurance. If surrender charges (if applicable) and the cost of insurance were reflected, the performance quoted would be significantly lower than shown. We encourage you to obtain from your State Farm registered representative agent a personalized illustration that will reflect all applicable fees and charges, including the cost of insurance. The fees and expenses reflected in this calculation are based on an assumed average account size of $2,900 as of 12/31/2003. The total returns since inception period begins on the contract registration effective date of December 2, 1998.
This performance data represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that your account value, when redeemed, may be worth more or less than the premiums you paid. Recent performance may be less than the figures shown. Obtain total returns current to the most recent month-end at the following pages on statefarm.com(R): http://www.statefarm.com/insuranc/life/vdapandr.htm and http://www.statefarm.com/insuranc/vulpandr.htm. The returns on this page apply only to the State Farm Life and Accident Assurance Company products.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                            Shares      Value
                                                            ------   -----------
Common Stocks (96.3%)

Aerospace/Defense (1.1%)
Boeing Co.                                                  31,110   $ 1,310,976
General Dynamics Corp.                                       7,288       658,762
Lockheed Martin Corp.                                       16,671       856,889
Northrop Grumman Corp.                                       6,761       646,352
Raytheon Co.                                                15,455       464,268
Rockwell Collins                                             6,504       195,315
                                                                     -----------
                                                                       4,132,562
                                                                     -----------
Agriculture, Foods, & Beverage (4.0%)
Adolph Coors Co. Class B                                     1,411        79,157
Anheuser Busch Companies Inc.                               30,264     1,594,307
Archer-Daniels-Midland Co.                                  23,898       363,728
Campbell Soup Co.                                           15,150       406,020
Coca-Cola Enterprises Inc.                                  16,909       369,800
ConAgra Inc.                                                19,824       523,155
General Mills Inc.                                          13,771       623,826
Hershey Foods Corp.                                          4,821       371,169
HJ Heinz Co.                                                12,982       472,934
Kellogg Co.                                                 15,076      574,0944
McCormick & Co. Inc.                                         5,127       154,323
Pepsico Inc.                                                63,698     2,969,601
Sara Lee Corp.                                              29,222       634,410
Sysco Corp.                                                 24,018       894,190
The Coca-Cola Co.                                           90,908     4,613,581
The Pepsi Bottling Group Inc.                                9,812       237,254
WM Wrigley Jr. Co.                                           8,309       467,049
Yum! Brands Inc. (a)                                        10,919       375,614
                                                                     -----------
                                                                      15,724,212
                                                                     -----------
Airlines (0.1%)
Delta Air Lines Inc. (a)                                     4,807        56,771
Southwest Airlines Co.                                      29,234       471,837
                                                                     -----------
                                                                         528,608
                                                                     -----------
Automotive (1.1%)
Cooper Tire & Rubber Co.                                     2,691        57,533
Dana Corp.                                                   5,459       100,173
Delphi Corp.                                                21,084       215,268
Ford Motor Co.                                              67,728     1,083,648
General Motors Corp.                                        20,734     1,107,195
Genuine Parts Co.                                            6,549       217,427
Goodyear Tire & Rubber Co. (a)                               6,637        52,167
Harley Davidson Inc.                                        11,179       531,338
ITT Industries Inc.                                          3,447       255,802
Navistar International Corp. (a)                             2,480       118,767
Paccar Inc.                                                  4,299       365,931
Visteon Corp.                                                4,454        46,366
                                                                     -----------
                                                                       4,151,615
                                                                     -----------
Banks (5.4%)
AmSouth Bancorporation                                      13,154       322,273
Bank of America Corp.                                       55,109     4,432,417
Bank of New York Inc.                                       28,643   $   948,656
Bank One Corp.                                              41,512     1,892,532
BB&T Corp.                                                  20,219       781,262
Comerica Inc.                                                6,471       362,764
Fifth Third Bancorp                                         21,079     1,245,769
Golden West Financial Corp.                                  5,625       580,444
Huntington Bancshares Inc.                                   8,645       194,513
Northern Trust Corp.                                         8,151       378,369
PNC Bank Corp.                                              10,287       563,008
SouthTrust Corp.                                            12,383       405,296
State Street Corp.                                          12,398       645,688
SunTrust Banks Inc.                                         10,402       743,743
Synovus Financial Corp.                                     11,300       326,796
Union Planters Corp.                                         7,108       223,831
US Bancorp (b)                                              71,472     2,128,436
Washington Mutual Inc.                                      33,420     1,340,810
Wells Fargo & Co.                                           62,680     3,691,225
                                                                     -----------
                                                                      21,207,832
                                                                     -----------
Building Materials & Construction (0.5%)
American Standard Cos. Inc. (a)                              2,716       273,501
Centex Corp.                                                 2,333       251,148
Fluor Corp.                                                  3,120       123,677
KB Home                                                      1,726       125,170
Leggett & Platt Inc.                                         6,975       150,869
Louisiana-Pacific Corp. (a)                                  4,113        73,540
Masco Corp.                                                 17,298       474,138
Pulte Corp.                                                  2,332       218,322
Stanley Works                                                3,100       117,397
Vulcan Materials Co.                                         3,744       178,102
                                                                      ----------
                                                                       1,985,864
                                                                      ----------
Chemicals (1.5%)
Air Products & Chemicals Inc.                                8,387       443,085
Ashland Inc.                                                 2,513       110,723
Bemis Co. Inc.                                               1,899        94,950
Eastman Chemical Co.                                         2,828       111,791
El du Pont de Nemours and Co.                               36,871     1,692,010
Engelhard Corp.                                              4,763       142,652
Great Lakes Chemical Corp.                                   1,850        50,301
Hercules Inc. (a)                                            4,403        53,717
International Flavors & Fragrances Inc.                      3,382       118,099
Pall Corp.                                                   4,627       124,142
PPG Industries Inc.                                          6,259       400,701
Praxair Inc.                                                12,024       459,317
Rohm & Haas Co.                                              8,204       350,393
Sealed Air Corp. (a)                                         3,211       173,844
Sigma-Aldrich Corp.                                          2,570       146,953
Temple-Inland Inc.                                           1,991       124,776
The Dow Chemical Co.                                        34,099     1,417,495
                                                                     -----------
                                                                       6,014,949
                                                                     -----------

               See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                            Shares      Value
                                                           -------   -----------
Common Stocks (Cont.)

Commercial Service/Supply (1.8%)
Allied Waste Industries Inc. (a)                            11,757   $   163,187
Anthem Inc. (a)                                              5,135       385,125
Apollo Group Inc. CLA (a)                                    6,488       441,184
Ball Corp.                                                   2,039       121,463
Cendant Corp.                                               37,472       834,501
Cintas Corp.                                                 6,351       318,376
Convergys Corp. (a)                                          5,101        89,063
Deluxe Corp.                                                 1,916        79,188
Eastman Kodak Co.                                           10,637       273,052
Ecolab Inc.                                                  9,522       260,617
Equifax Inc.                                                 5,154       126,273
Interpublic Group of Companies Inc. (a)                     15,271       238,228
Monster Worldwide Inc. (a)                                   4,069        89,355
Moody's Corp.                                                5,510       333,631
Omnicom Group Inc.                                           7,020       613,057
Pactiv Corp. (a)                                             5,680       135,752
Paychex Inc.                                                13,911       517,489
Pitney Bowes Inc.                                            8,730       354,613
Robert Half International Inc. (a)                           6,473       151,080
RR Donnelley & Sons Co.                                      4,110       123,917
Ryder System Inc.                                            2,467        84,248
Snap-On Inc.                                                 2,127        68,574
Waste Management Inc.                                       21,707       642,527
WW Grainger Inc.                                             3,452       163,590
Xerox Corp. (a)                                             29,142       402,160
                                                                     -----------
                                                                       7,010,250
                                                                     -----------
Computer Software & Services (5.7%)
Adobe Systems Inc.                                           8,602       338,059
AutoDesk Inc.                                                4,131       101,540
Automatic Data Processing Inc.                              22,112       875,856
BMC Software Inc. (a)                                        8,361       155,933
Computer Associates International Inc.                      21,386       584,693
Computer Sciences Corp. (a)                                  6,960       307,841
Compuware Corp. (a)                                         14,743        89,048
Comverse Technology Inc. (a)                                 7,190       126,472
Ebay Inc. (a)                                               23,915     1,544,670
Electronic Arts Inc. (a)                                    11,007       525,914
Electronic Data Systems Corp.                               17,693       434,186
EMC Corp. (a)                                               89,349     1,154,389
Intuit Inc. (a)                                              7,427       392,963
Microsoft Corp.                                            400,714    11,035,664
Oracle Corp. (a)                                           193,750     2,557,500
PeopleSoft Inc. (a)                                         13,903       316,988
Sungard Data Systems (a)                                    10,517       291,426
Unisys Corp. (a)                                            12,436       184,675
Veritas Software Corp. (a)                                  15,863       589,469
Yahoo! Inc. (a)                                             24,326     1,098,805
                                                                     -----------
                                                                      22,706,091
                                                                     -----------
Computers (3.2%)
Apple Computer Inc. (a)                                     13,586       290,333
Dell Inc. (a)                                               94,954    $3,224,638
Gateway Inc. (a)                                            12,543        57,698
Hewlett-Packard Co.                                        113,019     2,596,046
International Business Machines Corp.                       63,795     5,912,521
Sun Microsystems Inc. (a)                                  120,727       542,064
                                                                     -----------
                                                                      12,623,300
                                                                     -----------
Consumer & Marketing (4.7%)
Alberto-Culver Co.                                           2,237       141,110
Altria Group Inc.                                           75,247     4,094,942
American Greetings Corp. (a)                                 2,622        57,343
Avery Dennison Corp.                                         4,117       230,634
Avon Products Inc.                                           8,726       588,918
Black & Decker Corp.                                         2,858       140,957
Brown-Forman Corp. Class B                                   2,289       213,907
Brunswick Corp.                                              3,289       104,689
Clorox Co.                                                   7,889       383,090
Colgate-Palmolive Co.                                       19,902       996,095
Danaher Corp.                                                5,653       518,663
Darden Restaurants Inc.                                      6,180       130,027
Fortune Brands Inc.                                          5,426       387,905
Hasbro Inc.                                                  6,619       140,852
Kimberly Clark Corp.                                        18,738     1,107,228
Mattel Inc.                                                 15,921       306,798
Maytag Corp.                                                 2,843        79,178
McDonald's Corp.                                            47,069     1,168,723
Newell Rubbermaid Inc.                                      10,243       233,233
RJ Reynolds Tobacco Co.                                      3,123       181,603
Starbucks Corp. (a)                                         14,434       477,188
The Gillette Co.                                            37,595     1,380,864
The Procter & Gamble Co.                                    48,063     4,800,532
Tupperware Corp.                                             2,374        41,165
UST Inc.                                                     6,120       218,423
Wendy's International Inc.                                   4,137       162,336
Whirlpool Corp.                                              2,588       188,018
                                                                     -----------
                                                                      18,474,421
                                                                     -----------
Electronic/Electrical Mfg. (6.7%)
Advanced Micro Devices Inc. (a)                             13,114       195,399
Agilent Technologies Inc. (a)                               17,580       514,039
Applied Materials Inc. (a)                                  61,568     1,382,201
Emerson Electric Co.                                        15,569     1,008,093
General Electric Co.                                       372,054    11,526,233
Intel Corp.                                                242,020     7,793,044
KLA Tencor Corp. (a)                                         7,190       421,837
Linear Technology Corp.                                     11,554       486,077
LSI Logic Corp. (a)                                         14,333       127,134
Micron Technology Inc. (a)                                  22,483       302,846
Molex Inc.                                                   7,038       245,556
National Semiconductor Corp. (a)                             6,797       267,870
PerkinElmer Inc.                                             4,585        78,266
Rockwell Automation Inc.                                     6,972       248,203

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                            Shares      Value
                                                           -------   -----------
Common Stocks (Cont.)

Electronic/Electrical Mfg. (Cont.)
Texas Instruments Inc.                                      64,068   $ 1,882,318
Thomas & Betts Corp.                                         2,141        49,007
Waters Corp. (a)                                             4,544       150,679
                                                                     -----------
                                                                      26,678,802
                                                                     -----------
Financial Services (10.7%)
AMBAC Financial Group Inc.                                   3,950       274,091
American Express Co.                                        47,643     2,297,822
Apartment Investment and
   Management Co.                                            3,577       123,406
Bear Stearns Companies Inc.                                  3,627       289,979
Capital One Financial Corp.                                  8,533       522,988
Charles Schwab Corp.                                        50,041       592,485
Charter One Financial Inc.                                   8,264       285,521
Citigroup Inc.                                             191,144     9,278,130
Concord EFS Inc. (a)                                        17,505       259,774
Countrywide Financial Corp.                                  6,805       516,159
Equity Office Properties Trust                              14,907       427,086
Equity Residential                                          10,086       297,638
Federal Home Loan Mortgage Corp.                            25,743     1,501,332
Federal National Mortgage Association                       36,051     2,705,988
Federated Investors Inc. Class B                             3,958       116,207
First Data Corp.                                            27,105     1,113,744
First Tennessee National Corp.                               4,634       204,359
FleetBoston Financial Corp.                                 39,048     1,704,445
Franklin Resources Inc.                                      9,315       484,939
Goldman Sachs Group Inc.                                    17,544     1,732,119
H&R Block Inc.                                               6,634       367,325
Janus Capital Group Inc.                                     9,101       149,347
John Hancock Financial Services                             10,662       399,825
JP Morgan Chase & Co.                                       75,571     2,775,723
KeyCorp                                                     15,607       457,597
Lehman Brothers Holdings Inc.                               10,105       780,308
Marshall & llsley Corp.                                      8,443       322,945
MBIA Inc.                                                    5,377       318,480
MBNA Corp.                                                  47,266     1,174,560
Mellon Financial Corp.                                      15,903       510,645
Merrill Lynch & Co. Inc.                                    35,007     2,053,161
MGIC Investment Corp.                                        3,601       205,041
Morgan Stanley                                              40,175     2,324,927
National City Corp.                                         22,550       765,347
North Fork Bancorporation                                    5,635       228,048
Principal Financial Group                                   12,051       398,527
ProLogis Trust                                               6,758       216,864
Providian Financial Corp. (a)                               10,529       122,558
Regions Financial Corp.                                      8,212       305,486
Simon Property Group Inc.                                    7,088       328,458
SLM Corp.                                                   16,663       627,862
T Rowe Price Group Inc.                                      4,639       219,935
Wachovia Corp.                                              49,137     2,289,293
Zions Bancorporation                                         3,386       207,663
                                                                     -----------
                                                                      42,278,137
                                                                     -----------
Forest Products & Paper (0.5%)
Boise Cascade Corp.                                          3,156   $   103,706
Georgia Pacific Corp.                                        9,370       287,378
International Paper Co.                                     17,725       764,125
MeadWestvaco Corp.                                           7,548       224,553
Plum Creek Timber Co., Inc.                                  6,741       205,263
Weyerhaeuser Co.                                             8,093       517,952
                                                                     -----------
                                                                       2,102,977
                                                                     -----------
Health Care (12.6%)
Abbott Laboratories                                         57,957     2,700,796
Aetna Inc.                                                   5,674       383,449
Allergan Inc.                                                4,818       370,071
Amerisourcebergen Corp.                                      4,125       231,619
Amgen Inc. (a)                                              47,792     2,953,546
Applera Corp.- Applied
   Biosystems Group                                          7,667       158,784
Bausch & Lomb Inc.                                           1,960       101,724
Baxter International Inc. (a)                               22,572       688,897
Becton Dickinson & Co.                                       9,395       386,510
Biogen Idec Inc. (a)                                        12,171       447,649
Biomet Inc.                                                  9,448       344,002
Boston Scientific Corp. (a)                                 30,450     1,119,342
Bristol-Myers Squibb Co.                                    71,754     2,052,164
Cardinal Health Inc.                                        16,102       984,798
Chiron Corp. (a)                                             6,973       397,391
CR Bard Inc.                                                 1,969       159,981
Eli Lilly & Co.                                             41,627     2,927,627
Express Scripts Inc. (a)                                     2,910       193,311
Forest Laboratories Inc. (a)                                13,489       833,620
Genzyme Corp. (a)                                            8,301       409,571
Guidant Corp.                                               11,501       692,360
HCA-The Healthcare Co.                                      18,453       792,741
Health Management Associates Inc.                            9,014       216,336
Humana Inc. (a)                                              5,957       136,117
IMS Health Inc.                                              8,758       217,724
Johnson & Johnson                                          110,016     5,683,427
King Pharmaceuticals Inc. (a)                                9,143       139,522
Manor Care Inc.                                              3,310       114,427
McKesson Corp.                                              10,716       344,627
Medco Health Solutions Inc. (a)                             10,102       343,367
Medimmune Inc. (a)                                           9,280       235,712
Medtronic Inc.                                              44,934     2,184,242
Merck & Co. Inc.                                            82,538     3,813,256
Pfizer Inc.                                                282,920     9,995,564
Quest Diagnostics Inc. (a)                                   3,863       282,424
Schering Plough Corp.                                       54,330       944,799
St. Jude Medical Inc. (a)                                    6,384       391,658
Stryker Corp. (a)                                            7,357       625,419
Tenet Healthcare Corp. (a)                                  17,325       278,066
UnitedHealth Group Inc.                                     21,806     1,268,673
Watson Pharmaceuticals Inc. (a)                              4,056       186,576
WellPoint Health Networks Inc. (a)                           5,616       544,696

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                            Shares      Value
                                                           -------   -----------
Common Stocks (Cont.)

Health Care (Cont.)
Wyeth                                                       49,281   $ 2,091,978
Zimmer Holdings Inc. (a)                                     8,942       629,517
                                                                     -----------
                                                                      49,998,080
                                                                     -----------
Insurance (4.2%)
Ace Ltd.                                                    10,261       425,011
AFLAC Inc.                                                  18,990       687,058
American International Group Inc.                           96,615     6,403,642
Aon Corp.                                                   11,555       276,627
Chubb Corp.                                                  6,920       471,252
Cigna Corp.                                                  5,211       299,632
Cincinnati Financial Corp.                                   6,028       252,453
Jefferson-Pilot Corp.                                        5,226       264,697
Lincoln National Corp.                                       6,619       267,209
Loews Corp.                                                  6,879       340,167
Marsh & McLennan Companies Inc.                             19,700       943,433
MetLife Inc.                                                28,104       946,262
Progressive Corp.                                            8,026       670,893
Prudential Financial Inc.                                   20,052       837,572
Safeco Corp.                                                 5,227       203,487
St. Paul Companies Inc.                                      8,397       332,941
The Allstate Corp.                                          26,026     1,119,638
The Hartford Financial Services
   Group Inc.                                               10,433       615,860
Torchmark Corp.                                              4,244       193,272
Travelers Property Casualty Corp.                           37,206       631,386
UNUMProvident Corp.                                         10,951       172,697
XL Capital Ltd.                                              5,040       390,852
                                                                     -----------
                                                                      16,746,041
                                                                     -----------
Leisure, Lodging & Gaming (0.5%)
Carnival Corp.                                              23,278       924,835
Harrahs Entertainment Inc.                                   4,137       205,898
Hilton Hotels Corp.                                         14,135       242,133
Marriott International Class A                               8,621       398,290
Starwood Hotels Resorts (a)                                  7,459       268,300
                                                                     -----------
                                                                       2,039,456
                                                                     -----------
Machinery & Manufacturing (3.2%)
3M Co.                                                      29,070     2,471,822
Caterpillar Inc.                                            12,851    11,066,890
Cooper Industries Ltd.                                       3,435       198,990
Crane Co.                                                    2,172        66,767
Cummins Inc.                                                 1,611        78,842
Deere & Co.                                                  8,840       575,042
Dover Corp.                                                  7,522       298,999
Eaton Corp.                                                  2,781       300,292
Goodrich Corp.                                               4,275       126,925
Honeywell International Inc.                                31,971    11,068,791
Illinois Tool Works Inc.                                    11,383       955,148
Ingersoll-Rand Co.                                           6,408       434,975
Johnson Controls Inc.                                        3,346       388,538

Millipore Corp. (a)                                          1,783   $    76,758
Monsanto Co.                                                 9,775       281,324
Parker Hannifin Corp.                                        4,443       264,358
Textron Inc.                                                 5,101       291,063
Thermo Electron Corp. (a)                                    6,068       152,914
Tyco International Ltd.                                     74,116     1,964,074
United Technologies Corp.                                   17,423     1,651,178
                                                                     -----------
                                                                      12,713,690
                                                                     -----------
Media & Broadcasting (3.7%)
Clear Channel Communications                                22,742     1,065,008
Comcast Corp. Class A (a)                                   83,314     2,738,531
Dow Jones & Co. Inc.                                         3,090       154,036
Gannett Co. Inc.                                            10,029       894,186
Knight-Ridder Inc.                                           2,961       229,093
McGraw Hill Companies Inc.                                   7,057       493,425
Meredith Corp.                                               1,798        87,760
New York Times Co.                                           5,507       263,180
The Walt Disney Co.                                         75,646     1,764,821
Time Warner Inc. (a)                                       167,490     3,013,145
Tribune Co.                                                 11,586       597,838
Univision Communications Inc. (a)                           11,922       473,184
Viacom Inc. Class B                                         64,862     2,878,576
                                                                     -----------
                                                                      14,652,783
                                                                     -----------
Mining & Metals (0.7%)
ALCOA Inc.                                                  32,030     1,217,140
Allegheny Technologies Inc.                                  2,758        36,461
Freeport-McMoRan Copper & Gold Inc.                          6,763       284,925
Newmont Mining Corp. Holding Co.                            16,000       777,760
Nucor Corp.                                                  2,879       161,224
Phelps Dodge Corp. (a)                                       3,298       250,945
United States Steel Corp.                                    3,747       131,220
Worthington Industries Inc.                                  3,224        58,128
                                                                     -----------
                                                                       2,917,803
                                                                     -----------
Oil & Gas (5.7%)
Amerada Hess Corp.                                           3,404       180,991
Anadarko Petroleum Corp.                                     9,308       474,801
Apache Corp.                                                 5,970       484,167
Baker Hughes Inc.                                           12,394       398,591
BJ Services Co. (a)                                          5,955       213,784
Burlington Resources Inc.                                    7,342       406,600
ChevronTexaco Corp.                                         39,569     3,418,366
ConocoPhillips                                              25,240     1,654,987
Devon Energy Corp.                                           8,557       489,974
El Paso Corp.                                               22,697       185,888
EOG Resources Inc.                                           4,341       200,424
Exxon Mobil Corp.                                          245,044    10,046,804
Haliburton Co.                                              16,159       420,134
Kerr-McGee Corp.                                             3,816       177,406
Kinder Morgan Inc.                                           4,560       269,496

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31,2003

                                                            Shares      Value
                                                           -------   -----------
Common Stocks (Cont.)

Oil & Gas (Cont.)
Marathon Oil Corp.                                          11,539   $   381,825
Nabors Industries Ltd. (a)                                   5,464       226,756
Noble Corp. (a)                                              5,058       180,975
Occidental Petroleum Corp.                                  14,258       602,258
Rowan Companies Inc. (a)                                     3,442        79,751
Schlumberger Ltd. ADR                                       21,668     1,185,673
Sunoco Inc.                                                  2,839       145,215
Transocean Inc. ADR (a)                                     11,957       287,088
Unocal Corp.                                                 9,560       352,095
Williams Companies Inc                                      19,074       187,307
                                                                     -----------
                                                                      22,651,356
                                                                     -----------
Retailers (6.5%)
Albertsons Inc.                                             13,759       311,641
AutoNation Inc. (a)                                         10,200       187,374
AutoZone Inc. (a)                                            3,292       280,511
Bed Bath & Beyond Inc. (a)                                  10,914       473,122
Best Buy Inc.                                               12,011       627,455
Big Lots Inc. (a)                                            4,268        60,648
Circuit City Stores Inc.                                     8,051        81,557
Costco Wholesale (a)                                        16,883       627,710
CVS Corp.                                                   14,572       526,341
Dillard's Inc. Class A                                       2,868        47,207
Dollar General Corp.                                        12,408       260,444
Family Dollar Stores                                         6,405       229,811
Federated Department Stores Inc.                             6,781       319,589
GAP Inc.                                                    33,239       771,477
Home Depot Inc.                                             84,421     2,996,101
JC Penney Inc.                                              10,076       264,797
Kohls Corp. (a)                                             12,549       563,952
Kroger Co. (a)                                              27,748       513,616
Limited Brands                                              19,350       348,881
Lowe's Companies Inc.                                       29,116     1,612,735
May Department Stores Co.                                   10,715       311,485
Nordstrom Inc.                                               5,166       177,194
Office Depot Inc. (a)                                       11,712       195,708
Radioshack Corp.                                             6,036       185,185
Safeway Inc. (a)                                            16,285       356,804
Sears Roebuck & Co.                                          9,401       427,652
Sherwin Williams Co.                                         5,377       186,797
Staples Inc. (a)                                            18,296       499,481
Supervalu Inc.                                               4,865       139,090
Target Corp.                                                33,698     1,294,003
Tiffany & Co.                                                5,457       246,656
TJX Companies Inc.                                          18,739       413,195
Toys "R" Us Inc. (a)                                         7,685        97,138
Wal-Mart Stores Inc.                                       160,452     8,511,979
Walgreen Co.                                                37,919     1,379,493
Winn Dixie Stores Inc.                                       5,173        51,471
                                                                     -----------
                                                                      25,578,300
                                                                     -----------
Technology (2.3%)
Altera Corp. (a)                                            14,166   $   321,568
American Power Conversion Corp.                              7,504       183,473
Analog Devices Inc.                                         13,610       621,297
Applied Micro Circuits Corp. (a)                            11,006        65,816
Avaya Inc. (a)                                              15,286       197,801
Broadcom Corp. (a)                                          11,180       381,126
Citrix Systems Inc. (a)                                      6,025       127,790
Fiserv Inc. (a)                                              7,129       281,667
International Game Technology                               12,726       454,318
Jabil Circuit Inc. (a)                                       7,446       210,722
Lexmark International Group Inc. (a)                         4,725       371,574
Maxim Integrated Products Inc.                              12,148       604,970
Mercury Interactive Corp. (a)                                3,338       162,360
NCR Corp. (a)                                                3,538       137,274
Network Appliance Inc. (a)                                  12,606       258,801
Novell Inc. (a)                                             14,103       148,364
Novellus Systems Inc. (a)                                    5,632       236,826
NVIDIA Corp. (a)                                             6,068       141,081
Parametric Technology Corp. (a)                             10,794        42,528
PMC Sierra Inc. (a)                                          6,561       132,204
Power-One Inc. (a)                                           3,368        36,476
Q Logic Corp. (a)                                            3,561       183,748
Qualcomm Inc.                                               29,621     1,597,461
Sabre Holdings Corp.                                         5,456       117,795
Sanmina Corp. (a)                                           18,876       238,026
Siebel Systems Inc. (a)                                     18,322       254,126
Solectron Corp. (a)                                         31,266       184,782
Symantec Corp. (a)                                          11,374       394,109
Symbol Technologies Inc.                                     8,500       143,565
Tektronix Inc.                                               3,128        98,845
Teradyne Inc. (a)                                            7,154       182,069
Xilinx Inc. (a)                                             12,719       492,734
                                                                     -----------
                                                                       9,005,296
                                                                     -----------
Telecom & Telecom Equipment (5.6%)
ADC Telecommunications Inc. (a)                             29,347        87,161
Alltel Corp.                                                11,518       536,508
Andrew Corp. (a)                                             5,579        64,214
AT&T Corp.                                                  29,123       591,197
AT&T Wireless Services Inc. (a)                            100,334       801,669
BellSouth Corp.                                             68,372     1,934,928
CenturyTel Inc.                                              5,406       176,344
Ciena Corp. (a)                                             17,941       119,128
Cisco Systems Inc. (a)                                     255,984     6,217,851
Citizens Communications Co. (a)                             10,841       134,645
Corning Inc. (a)                                            49,140       512,530
JDS Uniphase Corp. (a)                                      53,187       194,133
Lucent Technologies Inc. (a)                               155,198       440,762
Motorola Inc.                                               86,064     1,210,921
Nextel Communications Inc. (a)                              40,722     1,142,659
Qwest Communications
   International Inc. (a)                                   65,140       281,405

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                           Shares      Value
                                                          -------   -----------
Common Stocks (Cont.)

Telecom & Telecom Equipment (Cont.)
SBC Communications Inc.                                   122,835   $ 3,202,308
Scientific-Atlanta Inc.                                     5,623       153,508
Sprint FON Group                                           33,353       547,656
Sprint PCS Group (a)                                       38,288       215,179
Tellabs Inc. (a)                                           15,491       130,589
Verizon Communications                                    102,298     3,588,614
                                                                    -----------
                                                                     22,283,909
                                                                    -----------
Textiles & Clothing (0.3%)
Jones Apparel                                               4,619       162,727
Liz Claiborne Inc.                                          4,114       145,883
Nike Inc.                                                   9,743       667,006
Reebok International Ltd.                                   2,151        84,577
VF Corp.                                                    4,014       173,565
                                                                    -----------
                                                                      1,233,758
                                                                    -----------
Transportation (1.4%)
Burlington Northern Santa Fe Corp.                         13,777       445,686
CSX Corp.                                                   8,013       287,987
FedEx Corp.                                                11,034       744,795
Norfolk Southern Corp.                                     14,456       341,884
Union Pacific Corp.                                         9,406       653,529
United Parcel Services Inc.                                41,663     3,105,977
                                                                    -----------
                                                                      5,579,858
                                                                    -----------
Utilities & Energy (2.6%)
Allegheny Energy Inc. (a)                                   4,757        60,699
Ameren Corp.                                                6,046       278,116
American Electric Power Co. Inc.                           14,579       444,805
Calpine Corp. (a)                                          15,164        72,939
CenterPoint Energy Inc.                                    10,983       106,425
Cinergy Corp.                                               6,597       256,030
CMS Energy Corp. (a)                                        5,878        50,080
Consolidated Edison Inc.                                    8,295       356,768
Constellation Energy Group Inc.                             6,179       241,970
Dominion Resources Inc.                                    12,035       768,194
DTE Energy Co.                                              6,277       247,314
Duke Energy Corp.                                          33,674       688,633
Dynegy Inc. (a)                                            13,499        57,776
Edison International (a)                                   12,206       267,678
Entergy Corp.                                               8,416       480,806
Exelon Corp.                                               12,125       804,615
FirstEnergy Corp.                                          12,184       428,877
FPL Group Inc.                                              6,778       443,417
KeySpan Corp.                                               5,895       216,936
Nicor Inc.                                                  1,729        58,855
NiSource Inc.                                               9,675       212,269
Peoples Energy Corp.                                        1,440        60,538
PG&E Corp. (a)                                             15,385       427,241
Pinnacle West Capital Corp.                                 3,308       132,386
PPL Corp.                                                   6,508       284,725
Progress Energy Inc.                                        9,094       411,594
Public Service Enterprise Group Inc.                        8,682   $   380,272
Sempra Energy                                               8,335       250,550
TECO Energy Inc.                                            7,170       103,320
The AES Corp. (a)                                          23,304       219,990
The Southern Co.                                           27,102       819,835
TXU Corp.                                                  11,980       284,166
Xcel Energy Inc.                                           14,936       253,613
                                                                    -----------
                                                                     10,171,432
                                                                    -----------
Total Common Stocks
(cost $416,934,504)                                                 381,191,382
                                                                    -----------

                                                      Shares or
                                                      principal
                                                        amount         Value
                                                     -----------   ------------
Short-term Investments (4.8%)
U.S. Treasury Bills,
   0.890%, 01/22/2004 (c)                            $17,694,000   $ 17,686,020
U.S. Treasury Bills,
   0.845%, 03/18/2004 (c)                              1,092,000      1,090,010
                                                                   ------------
Total Short-term Investments
(cost $18,775,049)                                                   18,776,030
                                                                   ------------
TOTAL INVESTMENTS (101.1%)
(cost $435,709,553)                                                 399,967,412

LIABILITIES, NET OF CASH AND OTHER
   ASSETS (-1.1%)                                                    (4,173,739)
                                                                   ------------
 NET ASSETS (100.0%)                                               $395,793,673
                                                                   ============

                                                          Shares       Value
                                                         -------   ------------
Securities Sold Short
Piper Jaffray (b)                                          714        $29,641
                                                                      -------
Total Securities Sold Short
   (proceeds $29,641)                                                 $29,641
                                                                      =======

(a)  Non-income producing security.
(b) Piper Jaffray was spun off by US Bancorp effective January 2, 2004, by issuing 1 share of Piper Jaffray for every 100 shares of US Bancorp owned. Piper Jaffray is not a member of the S&P 500 Index. The Fund entered into a transaction to sell Piper Jaffray on December 31, 2003, with a settlement date of January 6, 2004. The sale was settled on January 6, 2004, with the shares received from the spin-off on January 2, 2004.
(c) At December 31, 2003, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

ADR - American Depository Receipt

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                             Shares      Value
                                                             ------   ----------
Common Stocks (98.6%)

Automotive & Transportation (4.2%)
AAR Corp. (a)                                                 6,977   $  104,306
Aftermarket Technology Corp. (a)                              2,830       38,828
Airtran Holdings Inc. (a)                                    17,097      203,454
Alaska Air Group Inc. (a)                                     5,529      150,886
Alexander & Baldwin Inc.                                      9,208      310,218
America West Holdings Corp. (a)                               6,966       86,378
AMR Corp. (a)                                                36,037      466,679
Arkansas Best Corp.                                           4,930      154,753
ASV Inc. (a)                                                  1,313       49,054
Atlantic Coast Airlines Holdings Inc. (a)                     9,680       95,832
Aviall Inc. (a)                                               7,060      109,501
Bandag Inc.                                                   2,570      105,884
Coachmen Industries Inc.                                      3,295       59,672
Collins & Aikman Corp. (a)                                   10,113       43,789
Continental Airlines Inc. (a)                                15,161      246,669
Cooper Tire & Rubber Co.                                     14,886      318,263
Covenant Transport Inc. (a)                                   1,870       35,549
Dura Automotive Systems Corp. (a)                             3,192       40,762
EGL Inc. (a)                                                  7,836      137,600
Expressjet Holdings Inc. (a)                                  7,009      105,135
Fleetwood Enterprises Inc. (a)                                8,998       92,319
Florida East Coast Industries Inc.                            4,105      135,875
Forward Air Corp. (a)                                         3,163       86,983
Frontier Airlines Inc. (a)                                    7,532      107,406
GATX Corp.                                                    9,570      267,769
Genesee & Wyoming Inc. (a)                                    2,870       90,405
Goodyear Tire & Rubber Co. (a)                               33,610      264,175
Greenbrier Companies Inc. (a)                                 1,504       25,192
Gulfmark Offshore Inc. (a)                                    2,660       37,240
Heartland Express Inc.                                        6,736      162,944
Kansas City Southern (a)                                     14,043      201,096
Keystone Automotive Industries Inc. (a)                       2,100       53,256
Kirby Corp. (a)                                               4,461      155,600
Knight Transportation Inc. (a)                                5,494      140,921
Landstar Systems Inc. (a)                                     6,636      252,433
MAIR Holdings Inc. (a)                                        2,318       16,875
Maritrans Inc.                                                  973       16,259
Mesa Air Group Inc. (a)                                       6,593       82,544
Modine Manufacturing Co.                                      5,726      154,487
Monaco Coach Corp. (a)                                        6,386      151,987
Northwest Airlines Corp. (a)                                 13,287      167,682
Offshore Logistics Inc. (a)                                   4,514      110,683
Old Dominion Freight Line Inc. (a)                            2,312       78,793
Oshkosh Truck Corp.                                           6,842      349,147
Overseas Shipholding Group Inc.                               4,414      150,297
Pacer International Inc. (a)                                  4,742       95,883
PAM Transportation Services Inc. (a)                            482       10,281
Petroleum Helicopters Inc. (a)                                1,311       32,120
Quixote Corp.                                                 1,870       45,647
Railamerica Inc. (a)                                          7,149       84,358
Raytech Corp. (a)                                             8,900       29,548
Sauer Danfoss Inc.                                            2,992       48,470
SCS Transportation Inc. (a)                                   3,067   $   53,918
Seabulk International Inc. (a)                                1,163        9,444
Skywest Inc.                                                 13,485      244,348
Sports Resorts International Inc. (a)                         4,169       21,095
Standard Motor Products Inc.                                  1,710       20,777
Stoneridge Inc. (a)                                           3,378       50,839
Strattec Security Corp. (a)                                     700       42,637
Superior Industries International Inc.                        5,069      220,603
TBC Corp. (a)                                                 3,918      101,124
Tenneco Automotive Inc. (a)                                   7,900       52,851
Tower Automotive Inc. (a)                                    12,922       88,257
USF Corp.                                                     5,871      200,729
Visteon Corp.                                                29,171      303,670
Wabash National Corp. (a)                                     6,023      176,474
Wabtec Corp.                                                  7,089      120,797
Winnebago Industries Inc.                                     2,788      191,675
Yellow Roadway Corp. (a)                                      9,291      336,055
                                                                      ----------
                                                                       8,797,180
                                                                      ----------
Consumer Discretionary (18.4%)
1-800 Contacts Inc. (a)                                       1,100       23,100
1-800-Flowers.com Inc. (a)                                    3,762       41,608
4 Kids Entertainment Inc. (a)                                 3,290       85,606
Aaron Rents Inc.                                              5,679      114,318
ABM Industries Inc.                                           8,401      146,261
AC Moore Arts & Crafts Inc. (a)                               3,021       58,184
Acme Communications Inc. (a)                                  1,340       11,779
Action Performance Companies Inc.                             3,703       72,579
Activision Inc. (a)                                          20,315      369,733
Administaff Inc. (a)                                          4,656       80,921
Advanced Marketing Services Inc.                              2,900       33,060
Advisory Board Co. (a)                                        2,217       77,395
ADVO Inc.                                                     7,253      230,355
Aeropostale Inc. (a)                                          4,486      123,006
Alderwoods Group Inc. (a)                                     8,600       81,012
Alliance Gaming Corp. (a)                                    11,590      285,693
Alloy Inc. (a)                                                8,117       42,290
AMC Entertainment Inc. (a)                                    8,199      124,707
America's Car-Mart Inc. (a)                                     919       24,739
American Eagle Outfitters Inc. (a)                           11,617      190,519
American Greetings Corp. (a)                                 13,432      293,758
American Woodwork Corp.                                         990       54,500
Ameristar Casinos Inc. (a)                                    2,487       60,857
AMN Healthcare Services Inc. (a)                              3,197       54,861
Angelica Corp.                                                2,200       48,400
Ann Taylor Stores Corp. (a)                                  10,289      401,271
APAC Customer Services Inc. (a)                               5,500       14,300
Applica Inc.                                                  4,227       32,125
aQuantive Inc. (a)                                            8,774       89,933
Arbitron Inc. (a)                                             6,967      290,663
Arctic Cat Inc.                                               3,670       90,649
Argosy Gaming Co. (a)                                         5,230      135,928

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003
                                                               Shares     Value
                                                               ------   --------
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Asbury Automotive Group (a)                                     2,837   $ 50,811
Ask Jeeves Inc. (a)                                             8,643    156,611
Atari Inc. (a)                                                  2,600     10,920
autobytel.com inc. (a)                                          7,285     66,148
Aztar Corp. (a)                                                 6,994    157,365
Bally Total Fitness Holding Corp. (a)                           6,467     45,269
Banta Corp.                                                     5,276    213,678
Bassett Furniture Industries Inc.                               2,150     35,475
Beasley Broadcast Group Inc. (a)                                1,800     29,574
BEBE Stores Inc. (a)                                            1,390     36,126
Big 5 Sporting Goods Corp. (a)                                  2,662     55,769
BJ's Wholesale Club Inc. (a)                                   16,085    369,312
Blair Corp.                                                     1,700     41,378
Blue Rino Corp. (a)                                             3,043     42,267
Bob Evans Farms Inc.                                            7,610    247,021
Boca Resorts Inc. (a)                                           5,450     81,532
Bombay Co. Inc. (a)                                             7,000     56,980
Bowne & Co. Inc.                                                8,388    113,741
Boyd Gaming Corp.                                               6,806    109,849
Boyds Collection Ltd. (a)                                       9,330     39,653
Bright Horizons Family Solutions Inc. (a)                       2,523    105,966
Brink's Co.                                                    12,731    287,848
Brookstone Inc. (a)                                             2,700     57,537
Brown Shoe Co. Inc.                                             4,153    157,523
Buckle Inc.                                                     1,875     41,531
Burlington Coat Factory
   Warehouse Corp.                                              3,910     82,736
California Pizza Kitchen Inc. (a)                               3,630     73,072
Callaway Golf Co.                                              14,610    246,178
Casella Waste Systems Inc. (a)                                  4,100     56,129
Casual Male Retail Group Inc. (a)                               5,789     40,176
Catalina Marketing Corp. (a)                                    8,909    179,605
Cato Corp. Class A                                              4,041     82,840
CDI Corp.                                                       3,000     98,250
CEC Entertainment Inc. (a)                                      5,372    254,579
Central European Distribution Corp. (a)                         1,661     52,488
Central Garden & Pet Co. (a)                                    3,200     89,696
Central Parking Corp.                                           5,858     87,460
Century Business Services Inc. (a)                             16,739     74,823
Charles River Associates Inc. (a)                               1,600     51,184
Charlotte Russe Holding Inc. (a)                                2,156     29,882
Charming Shoppes Inc. (a)                                      24,423    131,884
Charter Communications Inc. (a)                                60,201    242,008
Chattem Inc. (a)                                                2,722     48,724
Cherokee Inc.                                                   1,000     22,740
Chicago Pizza & Brewery Inc. (a)                                2,400     35,808
Children's Place Retail Stores Inc. (a)                         2,987     79,843
Choice Hotels International Inc. (a)                            4,851    170,998
Christopher & Banks Corp.                                       8,127    158,720
Churchill Downs Inc. (a)                                        1,791     64,836
CKE Restaurants Inc. (a)                                       10,800     69,012
Clark Inc. (a)                                                  4,105     78,980
Clean Harbors Inc. (a)                                          1,366     12,171
CMGI Inc. (a)                                                  40,000   $ 71,200
CNET Networks Inc. (a)                                         26,200    178,684
Coinstar Inc. (a)                                               5,005     90,390
Coldwater Creek Inc. (a)                                        3,060     33,660
Cole National Corp. (a)                                         3,181     63,620
Concord Camera Corp. (a)                                        4,950     45,788
Consolidated Graphics Inc. (a)                                  2,610     82,424
Copart Inc. (a)                                                15,256    251,724
Cornell Co. Inc. (a)                                            2,800     38,220
Corrections Corporation of America (a)                          8,293    239,087
Cost Plus Inc. (a)                                              4,987    204,467
CoStar Group Inc. (a)                                           3,508    146,213
Courier Corp.                                                   1,200     46,165
CPI Corp.                                                       2,000     40,420
Cross Country Healthcare Inc. (a)                               5,825     86,909
Crown Media Holdings Inc. (a)                                   5,600     46,312
CSK Auto Corp. (a)                                              7,778    145,993
CSS Industries Inc.                                             1,389     43,073
Cumulus Media Inc. (a)                                          9,635    211,970
Dave & Buster's Inc. (a)                                        2,300     29,164
Deb Shops Inc.                                                  1,160     24,940
Del Laboratories Inc. (a)                                         872     21,800
Department 56 Inc. (a)                                          2,978     39,012
DHB Industries Inc. (a)                                         3,100     21,700
Dick's Sporting Goods Inc. (a)                                  3,061    148,948
DigitalThink Inc. (a)                                           4,663     13,103
Dillard's Inc. Class A                                         13,878    228,432
Dollar Thrifty Automotive Group Inc. (a)                        5,429    140,828
Dover Downs Gaming & Entertainment
   Inc.                                                         2,894     27,377
Dover Motorsports Inc.                                          5,438     19,033
Dress Barn Inc. (a)                                             5,368     80,466
Drugstore.com Inc. (a)                                          7,476     41,193
Earthlink Inc. (a)                                             26,700    267,000
Electronics Boutique Holdings Corp. (a)                         3,553     81,328
Elizabeth Arden Inc. (a)                                        3,370     67,130
Emerson Radio Corp. (a)                                         2,768     10,408
Emmis Communications Corp. (a)                                  9,919    268,309
Ennis Business Forms Inc.                                       3,500     53,550
Extended Stay America Inc.                                     15,202    220,125
Exult Inc. (a)                                                 10,000     71,200
FindWhat.com (a)                                                3,039     56,981
Finish Line Inc. Class A (a)                                    4,386    131,448
Finlay Enterprises Inc. (a)                                     1,200     16,956
First Consulting Group Inc. (a)                                 3,637     20,476
Fisher Communications Inc. (a)                                  1,113     56,763
Forrester Research Inc. (a)                                     3,838     68,585
Fossil Inc. (a)                                                 5,771    161,646
Fred's Inc.                                                     9,034    279,873
FreeMarkets Inc. (a)                                            8,320     55,661
Friedmans Inc.                                                  3,500     23,485
FTD Inc. Class A (a)                                              873     21,511
FTI Consulting Inc. (a)                                         9,354    218,603

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                               Shares     Value
                                                               ------   --------
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
G&K Services Inc.                                               4,109   $151,006
Galyan's Trading Co. (a)                                        2,200     26,488
Gamestop Corp. Class A (a)                                      5,029     77,497
Gaylord Entertainment Co. Class A (a)                           3,059     91,311
Genesco Inc. (a)                                                4,997     75,605
Goody's Family Clothing Inc.                                    4,296     40,211
Gray Television Inc.                                            8,775    132,678
Grevity HR Inc.                                                 2,930     65,163
Grey Global Group Inc.                                            158    107,922
Group 1 Automotive Inc. (a)                                     4,122    149,175
GSI Commerce Inc. (a)                                           3,500     34,164
Guess ? Inc. (a)                                                2,082     25,130
Guitar Center Inc. (a)                                          3,331    108,524
Gymboree Corp. (a)                                              6,453    111,185
Hancock Fabrics Inc.                                            3,600     52,128
Handleman Co.                                                   5,895    121,024
Harris Interactive Inc. (a)                                     9,415     78,145
Haverty Furniture Companies Inc.                                3,773     74,932
Heidrick & Struggles International Inc. (a)                     5,060    110,308
Hibbett Sporting Goods Inc. (a)                                 2,611     77,808
Hollinger International Inc.                                   10,900    170,258
Hollywood Entertainment Corp. (a)                              11,874    163,267
Hooker Furniture Corp.                                          1,210     49,368
Hot Topic Inc. (a)                                             10,735    316,253
Hudson Highland Group Inc. (a)                                  2,105     50,204
IHOP Corp.                                                      4,781    183,973
Information Holdings Inc. (a)                                   3,698     81,726
Infospace Inc. (a)                                              6,438    148,396
InfoUSA Inc. (a)                                                4,772     35,408
Insight Communications Inc. (a)                                11,075    114,183
Insight Enterprises Inc. (a)                                   10,856    204,093
Insurance Auto Auctions Inc. (a)                                2,150     28,058
InterTAN Inc. (a)                                               5,126     51,875
Isle of Capri Casinos Inc. (a)                                  4,550     97,688
J Jill Group Inc. (a)                                           4,070     51,730
Jack in the Box (a)                                             8,319    177,694
Jakks Pacific Inc. (a)                                          4,877     64,181
Jarden Corp. (a)                                                5,971    163,247
Jo-Ann Stores Inc. (a)                                          4,002     81,641
John H Harland Co.                                              6,442    175,867
Joseph A. Bank Clothiers Inc. (a)                                 871     30,215
Journal Register Co. (a)                                        7,071    146,370
K-Swiss Inc. Class A                                            5,800    139,548
K2 Inc. (a)                                                     6,405     97,420
Kellwood Co.                                                    6,374    261,334
Kelly Services Inc. Class A                                     3,941    112,476
Kenneth Cole Productions Inc.                                   1,414     41,572
Kimball International Inc. Class B                              7,187    111,758
Kirkland's Inc. (a)                                             2,668     47,117
Korn Ferry International (a)                                    8,969    119,646
Kroll Inc. (a)                                                  8,425    219,050
La Quinta Properties Inc. (a)                                  31,307    200,678
Labor Ready Inc. (a)                                            8,685   $113,773
Landry's Restaurants Inc.                                       5,311    136,599
Lawson Products Inc.                                              834     27,672
Learning Tree International (a)                                 3,423     59,526
Libbey Inc.                                                     3,267     93,044
Liberty Corp.                                                   3,614    163,317
Lifeline Systems Inc. (a)                                       1,800     34,200
LIN TV Corp. (a)                                                6,374    164,513
Linens 'n Things Inc. (a)                                      10,254    308,440
Lithia Motors Inc.                                              3,088     77,848
LodgeNet Entertainment Corp. (a)                                2,500     45,700
Lone Star Steakhouse & Saloon Inc.                              3,582     83,031
LookSmart Ltd. (a)                                             14,600     22,630
M & F Worldwide Corp. (a)                                       1,162     15,524
Magna Entertainment Class A (a)                                 9,510     48,216
Mail-Well Inc. (a)                                              7,564     34,870
Marcus Corp.                                                    4,820     79,048
Marine Products Corp.                                           1,600     30,080
Marinemax Inc. (a)                                              1,600     31,088
MarketWatch.com Inc. (a)                                        1,171     10,081
Martha Stewart Living Omnimedia Inc. (a)                        1,900     18,715
Matthews International Corp.                                    5,834    172,628
Maximus Inc. (a)                                                3,700    144,781
Maxwell Shoe Co. Inc. Class A (a)                               2,900     49,213
Mediacom Communications Corp. (a)                              13,610    117,999
Medical Staffing Network Holdings Inc. (a)                      3,123     34,197
MemberWorks Inc. (a)                                            2,442     66,349
Men's Wearhouse Inc. (a)                                        7,888    197,279
Midas Inc. (a)                                                  3,491     49,921
Midway Games Inc. (a)                                           8,218     31,886
Monro Muffler Brake Inc. (a)                                    1,800     36,018
Mothers Work Inc. (a)                                           1,037     25,303
Movado Group Inc.                                               2,300     64,929
Movie Gallery Inc. (a)                                          5,315     99,284
MPS Group Inc. (a)                                             20,834    194,798
MTR Gaming Group Inc. (a)                                       4,420     45,526
Multimedia Games Inc. (a)                                       2,454    100,859
National Presto Industries Inc.                                 1,270     45,911
Nautilus Group Inc.                                             6,527     91,704
Navigant Consulting Inc. (a)                                   10,300    194,258
Navigant International Inc. (a)                                 2,450     33,933
Nelson Thomas Inc.                                              2,009     38,834
Neoforma Inc. (a)                                               2,924     31,111
NetFlix.com Inc. (a)                                            2,401    131,311
NetRatings Inc. (a)                                             1,800     20,574
New England Business Service Inc.                               2,586     76,287
NIC Inc. (a)                                                    5,325     42,760
Nu Skin Enterprises Inc.                                        7,865    134,413
O'Charley's Inc. (a)                                            4,068     73,021
Oakley Inc.                                                     6,009     83,165
Oneida Ltd.                                                     4,193     24,697

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                               Shares     Value
                                                               ------   --------
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Oshkosh B'Gosh Inc. Class A                                     2,118   $ 45,452
Overstock.com Inc. (a)                                          2,198     43,652
Oxford Industries Inc.                                          3,082    104,418
Pacific Sunwear of California Inc. (a)                         15,828    334,287
Panera Bread Co. (a)                                            6,435    254,376
Papa Johns International Inc. (a)                               3,165    105,648
Party City Corp. (a)                                            1,300     16,497
Paxson Communications Corp. (a)                                 6,902     26,573
Payless ShoeSource Inc. (a)                                    15,131    202,755
PC Connection Inc. (a)                                          1,982     16,589
PDI Inc. (a)                                                    1,987     53,271
Pegasus Communication Corp. (a)                                   813     22,829
Pegasus Solutions Inc. (a)                                      6,694     70,086
Penn National Gaming Inc. (a)                                   6,300    145,404
Pep Boys-Manny Moe & Jack                                      11,197    256,075
Perry Ellis International Inc. (a)                                594     15,313
Petco Animal Supplies Inc. (a)                                  8,254    251,334
PF Chang's China Bistro Inc. (a)                                5,987    304,619
Phillips-Van Heusen Corp.                                       5,715    101,384
Pinnacle Entertainment Inc. (a)                                 4,938     46,022
Playboy Enterprises Inc. Class B (a)                            3,449     55,736
Playtex Products Inc. (a)                                       5,848     45,205
Pre-Paid Legal Services Inc. (a)                                3,878    101,293
priceline.com Inc. (a)                                          4,937     88,372
Prime Hospitality Corp. (a)                                     9,194     93,779
Primedia Inc. (a)                                              29,655     83,924
Princeton Review Inc. (a)                                       3,400     33,150
Proquest Co. (a)                                                5,768    169,868
Pulitzer Inc.                                                   1,190     64,260
Quiksilver Inc. (a)                                            11,996    212,689
Raindance Communications Inc. (a)                              13,468     37,037
Rare Hospitality International Inc. (a)                         6,993    170,909
RC2 Corp. (a)                                                   3,001     62,271
Red Robin Gourmet Burgers Inc. (a)                              2,111     64,259
Regent Comunications Inc. (a)                                   5,440     34,544
Register.com Inc. (a)                                           6,350     33,338
Renaissance Learning Inc. (a)                                   2,538     61,115
Rent-Way Inc. (a)                                               5,418     44,373
Resources Connection Inc. (a)                                   4,727    129,094
Restoration Hardware Inc. (a)                                   3,800     18,050
Revlon Inc. (a)                                                 1,800      4,032
REX Stores Corp. (a)                                            1,800     25,488
RH Donnelley Corp. (a)                                          4,912    195,694
Right Management Consultants Inc. (a)                           3,945     73,614
Rollins Inc.                                                    4,653    104,925
Roto-Rooter Inc.                                                2,507    115,573
Russ Berrie & Co. Inc.                                          2,109     71,495
Russell Corp.                                                   6,210    109,048
Ryan's Family Steak Houses Inc. (a)                             9,287    140,605
Saga Communications Inc. (a)                                    3,115     57,721
Salem Communications Corp. (a)                                  2,500     67,800
School Speciality Inc. (a)                                      3,699    125,803
Scientific Games Corp. (a)                                     11,638    197,962
SCP Pool Corp. (a)                                              7,075   $231,211
Select Comfort Corp. (a)                                        4,728    117,065
Sharper Image Corp. (a)                                         2,042     66,671
Shoe Carnival Inc. (a)                                          2,178     38,768
ShopKo Stores Inc. (a)                                          6,779    103,380
Shuffle Master Inc. (a)                                         4,109    142,254
Sinclair Broadcast Group Inc. (a)                               7,835    116,898
Six Flags Inc. (a)                                             19,736    148,415
Skechers USA Inc. Class A (a)                                   4,990     40,669
SM&A (a)                                                        4,360     51,012
Sohu.com Inc. (a)                                               3,890    116,739
Sonic Automotive Inc.                                           6,193    141,944
Sonic Corp. (a)                                                 8,627    264,159
Source Interlink Co. Inc. (a)                                   1,319     14,008
Sourcecorp (a)                                                  3,236     82,939
Spanish Broadcasting System Inc. (a)                            7,500     78,750
Speedway Motorsports Inc.                                       3,587    103,736
Spherion Corp. (a)                                             13,991    136,972
Sports Authority Inc. (a)                                       4,711    180,902
Stage Stores Inc. (a)                                           3,481     97,120
Stamps.com Inc. (a)                                             8,900     55,180
Standard Register                                               4,163     70,063
Stanley Furniture Inc.                                          1,010     31,815
StarTek Inc.                                                    2,632    107,359
Steak n Shake Co. (a)                                           4,826     86,144
Stein Mart Inc. (a)                                             4,287     35,325
Steinway Musical Instruments Inc. (a)                           1,150     28,405
Steven Madden Ltd. (a)                                          2,300     46,920
Stewart Enterprises Inc. Class A (a)                           22,074    125,380
Strayer Education Inc.                                          2,273    247,371
Stride Rite Corp.                                               8,174     93,020
Sturm Ruger & Co. Inc.                                          3,961     45,037
Summit America Television (a)                                   9,626     37,734
Sylvan Learning Systems Inc. (a)                                8,203    236,164
Take Two Interactive Software Inc. (a)                          9,416    271,275
TeleTech Holdings Inc. (a)                                      8,630     97,519
Thor Industries Inc.                                            4,244    238,598
THQ Inc. (a)                                                    8,323    140,742
TiVo Inc. (a)                                                   7,090     52,466
Too Inc. (a)                                                    8,069    136,205
Topps Co. Inc.                                                  7,818     80,213
Toro Co.                                                        5,564    258,170
Tractor Supply Co. (a)                                          6,790    264,063
Trans World Entertainment Corp. (a)                             5,179     36,874
Triarc Companies Inc. Class B                                   7,712     83,135
Tuesday Morning Corp. (a)                                       3,216     97,284
Tupperware Corp.                                               12,472    216,264
Tweeter Home Entertainment Group Inc. (a)                       4,348     41,089
Ultimate Electronics Inc. (a)                                   2,700     20,601
UniFirst Corp.                                                  2,569     60,911
United Auto Group Inc.                                          4,281    133,995
United Natural Foods Inc. (a)                                   4,570    164,109

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                            Shares      Value
                                                            ------   -----------
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
United Online Inc. (a)                                      10,065   $   168,991
United Stationers Inc. (a)                                   7,065       289,100
Universal Electronics Inc. (a)                               2,900        36,946
Urban Outfitters Inc. (a)                                    5,744       212,815
USANA Health Sciences Inc. (a)                               2,130        65,178
Vail Resorts Inc. (a)                                        4,880        82,960
Value Line Inc.                                                444        22,156
ValueClick Inc. (a)                                         14,800       134,384
ValueVision Media Inc. Class A (a)                           4,832        80,694
Vans Inc. (a)                                                4,932        56,274
Volt Information Sciences Inc. (a)                           2,248        50,805
Wackenhut Corrections Corp. (a)                              2,594        59,143
Warnaco Group Inc. (a)                                       7,774       123,995
Waste Connections Inc. (a)                                   6,389       241,313
Watson Wyatt & Co. Holdings (a)                              7,826       188,998
WD-40 Co.                                                    3,710       131,186
Wesco International Inc. (a)                                 4,361        38,595
West Marine Inc. (a)                                         2,200        61,182
Wet Seal Inc. (a)                                            5,870        58,054
Whitehall Jewellers Inc. (a)                                 2,400        23,688
Wilsons The Leather Experts (a)                              2,700         9,423
Wireless Facilities Inc. (a)                                 6,730       100,008
WMS Industries Inc. (a)                                      5,198       136,188
Wolverine World Wide Inc.                                    8,714       177,591
World Fuel Services Corp.                                    2,999       101,816
World Wrestling Entertainment                                2,700        35,370
Yankee Candle Co. (a)                                        6,892       188,358
Young Broadcasting Inc. (a)                                  3,737        74,889
Zale Corp. (a)                                               5,926       315,263
                                                                     -----------
                                                                      38,247,746
                                                                     -----------
Consumer Staples (1.8%)
7-Eleven Inc. (a)                                            5,872        94,246
American Italian Pasta Co. (a)                               3,468       145,309
Boston Beer Co. Inc. (a)                                     1,700        30,838
Casey's General Stores Inc.                                  9,137       161,359
Chiquita Brands International Inc. (a)                       8,693       195,853
Coca-Cola Bottling Co.                                         367        19,631
Corn Products International Inc.                             8,522       293,583
Dimon Inc.                                                   8,880        59,940
Duane Reade Inc. (a)                                         5,303        89,727
Farmer Brothers Co.                                            200        62,250
Flowers Foods Inc.                                           7,500       193,500
Great Atlantic & Pacific Tea Co. Inc. (a)                    4,500        37,800
Green Mountain Coffee Inc. (a)                                 990        22,790
Hain Celestial Group Inc. (a)                                5,286       122,688
Horizon Organic Holdings Corp. (a)                           2,260        54,127
Ingles Markets Inc.                                          2,553        26,219
International Multifoods Corp. (a)                           4,190        75,420
Interstate Bakeries Corp.                                   10,317       146,811
J&J Snack Foods Corp. (a)                                    1,290        48,710
John B. Sanfilippo & Son Inc. (a)                            1,175        59,972
Lance Inc.                                                   5,111        76,818
Longs Drug Stores Corp.                                      7,035   $   174,046
Nash Finch Co.                                               2,450        54,733
Pathmark Stores Inc. (a)                                     7,160        54,416
Peet's Coffee & Tea Inc. (a)                                 2,511        43,717
Pilgrim's Pride Corp.                                        3,669        59,915
Ralcorp Holdings Inc. (a)                                    6,654       208,670
Riviana Foods Inc.                                           1,242        34,018
Robert Mondavi Corp. (a)                                     1,925        74,767
Ruddick Corp.                                                7,278       130,276
Sanderson Farms Inc.                                         1,100        44,330
Sensient Technology Corp.                                    8,977       177,475
Smart & Final Inc. (a)                                       2,500        25,200
Standard Commercial Corp.                                    2,470        49,573
Universal Corp.                                              5,846       258,218
Vector Group Ltd.                                            5,361        87,492
Weis Markets Inc.                                            2,821       102,402
Wild Oats Markets Inc. (a)                                   5,316        68,736
                                                                     -----------
                                                                       3,665,575
                                                                     -----------
Durable Products (8.8%)
Actuant Corp. (a)                                            4,872       176,366
Advanced Energy Industries Inc. (a)                          4,273       111,312
Alamo Group Inc.                                               818        12,483
Albany International Corp.                                   6,128       207,739
Albany Molecular Research Inc. (a)                           5,305        79,681
Andrew Corp. (a)                                            33,709       387,991
AO Smith Corp.                                               3,825       134,066
Applied Films Corp. (a)                                      3,389       111,905
Applied Industrial Technologies Inc.                         4,524       107,943
Applied Signal Technology Inc.                               1,804        41,510
Arris Group Inc. (a)                                        13,860       100,346
Artesyn Technologies Inc. (a)                                7,908        67,376
Astec Industries Inc. (a)                                    2,993        36,724
Asyst Technology Corp. (a)                                  10,645       184,691
ATMI Inc. (a)                                                6,693       154,876
Audiovox Corp. (a)                                           3,700        47,508
Axcelis Technologies Inc. (a)                               21,827       223,072
Baldor Electric Co.                                          6,235       142,470
Beazer Homes USA Inc.                                        2,934       286,534
Belden Inc.                                                  5,794       122,195
Brady Corp. Class A                                          4,431       180,563
Briggs & Stratton Corp.                                      4,903       330,462
Brooks Automation Inc. (a)                                  10,192       246,341
C&D Technologies Inc.                                        5,406       103,633
C-COR.net Inc. (a)                                           6,926        77,086
Cable Design Technologies Corp. (a)                          9,191        82,627
Cascade Corp.                                                2,454        54,724
Champion Enterprises Inc. (a)                               12,698        88,886
Cognex Corp.                                                 7,909       223,350
Cohu Inc.                                                    5,526       105,823
Credence Systems Corp. (a)                                  14,488       190,662
CTS Corp.                                                    8,145        93,667
Cuno Inc. (a)                                                3,580       161,207

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                               Shares     Value
                                                               ------   --------
Common Stocks (Cont.)

Durable Products (Cont.)
Curtiss-Wright Corp.                                            3,744   $168,517
Cymer Inc. (a)                                                  8,034    371,090
Darling International Inc. (a)                                  9,214     25,431
Dionex Corp. (a)                                                3,878    178,466
Dominion Homes Inc. (a)                                           550     16,682
Ducommun Inc. (a)                                               2,743     61,306
Dupont Photomasks Inc. (a)                                      3,183     76,838
Electro Scientific Industries Inc. (a)                          6,986    166,267
Engineered Support Systems Inc.                                 3,937    216,771
EnPro Industries Inc. (a)                                       5,241     73,112
Entegris Inc. (a)                                              11,094    142,558
Esco Technologies Inc. (a)                                      3,026    132,085
Esterline Technologies Corp. (a)                                5,471    145,912
Federal Signal Corp.                                           11,680    204,634
FEI Co. (a)                                                     6,613    148,792
Flowserve Corp. (a)                                            10,758    224,627
Franklin Electric Co. Inc.                                      1,852    112,027
Gardner Denver Inc. (a)                                         3,765     89,871
Gencorp International Inc.                                      6,456     69,531
General Binding Corp. (a)                                       1,300     23,400
General Cable Corp. (a)                                         7,827     63,790
Global Imaging Systems Inc. (a)                                 3,481    110,522
Global Power Equipment Group (a)                                4,400     29,392
Gormann Rupp Co.                                                1,590     41,976
Gundle/SLT Environmental Inc. (a)                               1,234     25,618
Heico Corp.                                                     3,697     67,285
Helix Technology Corp.                                          6,712    138,133
IDEX Corp.                                                      6,407    266,467
Imagistics International Inc. (a)                               4,100    153,750
Interface Inc. (a)                                              9,084     50,235
Ionics Inc. (a)                                                 4,380    139,503
Itron Inc. (a)                                                  5,749    105,552
JLG Industries Inc.                                             9,746    148,432
Joy Global Inc. (a)                                            10,572    276,458
Kadant Inc. (a)                                                 2,600     56,290
Kaman Corp.                                                     4,732     60,238
Keithley Instruments Inc.                                       3,536     64,709
Kennametal Inc.                                                 7,907    314,303
Kulicke & Soffa Industries Inc. (a)                            11,745    168,893
Lincoln Electric Holdings Inc.                                  6,551    162,072
Lindsay Manufacturing Co.                                       3,220     81,305
Littelfuse Inc. (a)                                             4,071    117,326
LTX Corp. (a)                                                  12,432    186,853
Manitowoc Inc.                                                  6,404    199,805
MasTec Inc. (a)                                                 5,069     75,072
Mattson Technology Inc. (a)                                     7,300     89,206
Meritage Corp. (a)                                              2,184    144,821
Metrologic Instruments Inc. (a)                                 1,765     47,655
MI Schottenstein Home Homes Inc.                                2,540     99,187
Milacron Inc.                                                   7,305     30,462
Mine Safety Appliances Co.                                      1,611    128,091
MKS Instruments Inc. (a)                                        6,105    177,045
Mobile Mini Inc. (a)                                            2,470     48,708
Modtech Holdings Inc. (a)                                       1,900   $ 15,979
Moog Inc. (a)                                                   4,002    197,699
MTC Technologies Inc. (a)                                       1,276     41,113
Mykrolis Corp. (a)                                              8,400    135,072
Nacco Industries Inc.                                           1,206    107,913
Nordson Corp.                                                   5,706    197,028
Orbital Sciences Corp. (a)                                     10,082    121,186
Palm Harbor Homes Inc. (a)                                      3,659     65,386
Paxar Corp. (a)                                                 6,771     90,731
Photon Dynamics Inc. (a)                                        3,800    152,912
Photronics Inc. (a)                                             6,749    134,440
Plantronics Inc. (a)                                            9,632    314,485
Powell Industries Inc. (a)                                      1,390     26,619
Power-One Inc. (a)                                             14,905    161,421
Powerwave Technologies Inc. (a)                                13,790    105,493
Presstek Inc. (a)                                               6,259     45,503
Proxim Corp. (a)                                               25,304     42,258
Raven Industries Inc.                                           1,030     30,385
Rayovac Corp. (a)                                               7,310    153,144
Regal Beloit Corp.                                              5,240    115,280
Robbins & Myers Inc.                                            2,525     47,950
Rofin Sinar Technologies Inc. (a)                               2,300     79,488
Rogers Corp. (a)                                                3,904    172,244
Roper Industries Inc.                                           7,246    356,938
Rudolph Technologies Inc. (a)                                   3,333     81,792
SBA Communications Corp. (a)                                   11,575     43,754
Semitool Inc. (a)                                               3,500     37,524
Sequa Corp. Class A (a)                                         1,098     53,802
Skyline Corp.                                                   1,695     59,105
Sonic Solutions (a)                                             3,400     52,020
SpectraLink Corp.                                               4,600     88,182
Standard Pacific Corp.                                          7,781    377,768
Standex International Corp.                                     2,726     76,328
Stewart & Stevenson Services Inc.                               6,860     96,383
Symmetricom Inc. (a)                                            5,993     43,629
Technitrol Inc. (a)                                             9,299    192,861
Tecumseh Products Co.                                           3,100    150,133
Teledyne Technologies Inc. (a)                                  7,209    135,890
Tennant Co.                                                     2,166     93,788
Terayon Communication Systems (a)                              15,005     67,522
Terex Corp. (a)                                                10,021    285,398
Thomas & Betts Corp.                                           10,093    231,029
Thomas Industries Inc.                                          2,961    102,628
Tollgrade Communications Inc. (a)                               3,348     58,690
TRC Companies Inc. (a)                                          2,701     56,883
Trinity Industries Inc.                                         8,261    254,769
Triumph Group Inc. (a)                                          3,568    129,875
Ultratech Inc. (a)                                              4,871    143,061
United Industrial Corp.                                         2,690     48,554
Unova Inc. (a)                                                 10,405    238,795
Varian Inc. (a)                                                 7,000    292,110
Veeco Instruments Inc. (a)                                      5,886    165,985
Vicor Corp. (a)                                                 4,537     51,767

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                            Shares      Value
                                                            ------   -----------
Common Stocks (Cont.)

Durable Products (Cont.)
Walter Industries Inc.                                       6,805   $    90,847
Watts Water Technologies Inc.                                3,555        78,921
WCI Communities (a)                                          4,276        88,128
William Lyon Homes Inc. (a)                                  1,100        69,047
Woodhead Industries Inc.                                     2,200        37,180
Woodward Governor Co.                                        2,012       114,342
X-Rite Inc.                                                  3,800        43,016
Zygo Corp. (a)                                               4,067        67,065
                                                                     -----------
                                                                      18,402,128
                                                                     -----------
Financial Services (21.4%)
1st Source Corp.                                             3,794        81,609
21st Century Insurance Group                                 3,475        47,781
ABC Bancorp                                                  2,300        36,731
Acadia Realty Trust                                          1,937        24,212
Accredited Home Lenders Holding
   Co. (a)                                                   2,041        62,455
Advanta Corp. Class B                                        4,700        59,784
Affiliated Managers Group Inc. (a)                           4,929       343,009
Alabama National Bancorporation                              2,453       128,905
Alexander's Inc. (a)                                           552        68,812
Alexandria Real Estate Equities Inc.                         4,413       255,513
Alfa Corp.                                                  11,064       142,283
Allegiant Bancorp Inc.                                       3,191        89,508
Allmerica Financial Corp. (a)                               12,615       388,164
Amcore Financial Inc.                                        5,221       141,071
American Home Mortgage Investment
   Corp. (a)                                                 4,586       103,231
American Land Lease Inc.                                     1,772        35,351
American Mortgage Acceptance Co.                             1,789        29,161
American National Bankshares Inc.                            1,400        37,072
American Physicians Capital Inc. (a)                         3,050        56,120
AmericanWest Bancorporation (a)                                592        13,498
Amerus Group Co.                                             8,953       313,086
AMLI Residential Properties                                  5,001       134,027
Anchor Bancorp of Wisconsin Inc.                             4,474       111,403
Anthracite Capital Inc.                                      9,310       103,062
Anworth Mortgage Asset Corp.                                 6,462        90,016
Argonaut Group Inc. (a)                                      5,233        81,321
Arrow Financial Corp.                                        2,318        64,371
Associated Estates Realty Corp.                              2,260        16,521
Avatar Holdings Inc. (a)                                       910        33,615
Baldwin & Lyons Inc. Class B                                 2,266        63,584
BancFirst Corp.                                                827        48,547
BancTrust Financial Group Inc.                               3,298        52,834
Bank Mutual Corp.                                            9,134       104,036
Bank of Granite Corp.                                        2,926        63,728
Bank of the Ozarks Inc.                                      1,068        24,041
BankAtlantic Bancorp Inc. Class A                           10,217       194,123
Bankrate Inc. (a)                                            3,100        38,378
BankUnited Financial Corp. Class A (a)                       6,881       177,461
Banner Corp.                                                 2,260        56,839
Barra Inc. (a)                                               3,624   $   128,616
Bay View Capital Corp.                                      14,774        31,616
Bedford Property Investors Inc.                              3,946       112,974
Berkshire Hills Bancorp Inc.                                 2,118        76,672
Boston Private Financial Holdings Inc.                       5,286       131,304
Boykin Lodging Co.                                           6,555        59,978
Brandywine Realty Trust                                      6,853       183,455
Brookline Bancorp Inc.                                      12,152       186,412
BRT Realty Trust                                             1,341        38,688
Bryn Mawr Bank Corp.                                         1,800        44,082
BSB Bancorp Inc.                                             2,486        98,197
C&F Financial Corp.                                            256        10,163
Camco Financial Inc.                                           800        13,864
Camden National Corp.                                        2,196        66,671
Capital Automotive REIT                                      5,855       187,360
Capital City Bank Group Inc.                                 2,112        97,131
Capital Corp. of the West (a)                                  457        18,115
Capitol Bancorp Ltd.                                         2,081        59,100
Capstead Mortgage Corp.                                      2,832        47,521
Cascade Bancorp                                              5,313       102,328
Cash America International Inc.                              6,448       136,569
Cathay Bancorp Inc.                                          5,390       300,115
CB Bancshares Inc.                                             880        55,088
CCBT Financial Companies, Inc.                               1,977        69,096
CCC Information Services Group Inc. (a)                      3,436        58,068
Central Coast Bancorp (a)                                    1,760        31,926
Central Pacific Financial Co.                                3,864       116,075
Century Bancorp Inc.                                           350        12,411
CFS Bancorp Inc.                                             3,892        57,757
Charter Financial Corp.                                        800        29,816
CharterMac                                                   9,020       190,593
Chemical Financial Corp.                                     5,367       195,305
Chittenden Corp.                                             8,574       288,429
Citizens Banking Corp.                                      10,066       329,360
Citizens First Bancorp Inc.                                  2,588        59,006
Citizens Inc. (a)                                            5,075        47,857
Citizens South Banking Corp.                                 1,365        19,042
City Bank                                                    2,970        96,525
City Holding Corp.                                           3,800       133,000
CNA Surety Corp. (a)                                         2,515        23,918
CNB Financial Corp.                                            318        13,381
Coastal Bancorp Inc.                                         1,805        74,204
Coastal Financial Corp.                                      4,454        78,569
CoBiz Inc.                                                   2,347        43,232
Colonial Properties Trust                                    4,391       173,884
Columbia Bancorp                                             1,692        54,059
Columbia Banking Systems Inc.                                2,931        63,485
Commerce Group Inc.                                          5,707       225,426
Commercial Capital Bancorp (a)                               1,706        36,525
Commercial Federal Corp.                                    10,715       286,198
Commercial Net Lease Realty Inc.                             9,304       165,611
Community Bank System Inc.                                   3,383       165,767
Community Banks Inc.                                         2,094        82,315

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                               Shares     Value
                                                               ------   --------
Common Stocks (Cont.)

Financial Services (Cont.)
Community First Bankshares Inc.                                 8,705   $251,923
Community Trust Bancorp Inc.                                    2,916     88,063
CompuCredit Corp. (a)                                           3,180     67,670
Connecticut Bancshares Inc.                                     3,170    163,382
Consolidated-Tomoka Land Co.                                    1,099     35,937
Cornerstone Realty Income Trust Inc.                            9,718     85,130
Corporate Office Properties                                     6,873    144,333
Correctional Properties Trust                                   3,238     93,254
Corus Bankshares Inc.                                           4,550    143,598
Crawford & Co. Class B                                          6,408     45,240
Credit Acceptance Corp. (a)                                     4,528     69,278
CRIMI MAE Inc. (a)                                              3,086     32,187
CVB Financial Corp.                                             7,667    147,896
Delphi Financial Group Inc.                                     5,578    200,808
Dime Community Bancshares                                       4,968    152,816
East West Bancorp Inc.                                          5,711    306,566
Eastern Virginia Bankshares Inc.                                1,422     40,998
EastGroup Properties Inc.                                       4,474    144,868
eFunds Corp. (a)                                               10,583    183,615
Electro Rent Corp. (a)                                          2,786     37,165
Entertainment Properties Trust                                  5,438    188,753
Equity Inns Inc.                                                7,744     70,083
Equity One Inc.                                                 4,997     84,349
ESB Financial Corp.                                               770     12,620
Essex Property Trust Inc.                                       4,021    258,229
Euronet Worldwide Inc. (a)                                      3,916     70,488
EverTrust Financial Group Inc.                                    596     18,977
Exchange National Bancshares Inc.                                 270      9,760
Farmers Capital Bank Corp.                                      2,063     70,163
FBL Financial Group Inc.                                        2,407     62,101
Federal Agriculture Mortgage Corp. (a)                          1,830     58,487
FelCor Lodging Trust Inc.                                      12,771    141,503
FFLC Bancorp Inc.                                                 585     16,819
Fidelity Bankshares Inc.                                        3,930    123,402
Financial Federal Corp. (a)                                     3,569    109,033
Financial Industries Corp. (a)                                  1,600     22,560
Financial Institutions Inc.                                     2,202     62,162
First Albany Companies Inc.                                       921     12,931
First Bancorp North Carolina                                    1,590     49,942
First Busey Corp.                                               1,947     52,569
First Charter Corp.                                             6,516    127,388
First Citizens Banc Corp.                                       1,634     46,406
First Citizens Bancshares Inc.                                  1,216    147,780
First Commonwealth Financial Corp.                             12,994    185,294
First Community Bancorp CA                                      2,566     92,735
First Community Bancshares                                      2,481     82,270
First Essex Bancorp Inc.                                        1,693     98,431
First Federal Capital Corp.                                     3,911     88,076
First Financial Bancorp                                         7,536    120,199
First Financial Bankshares Inc.                                 3,288    137,110
First Financial Corp. Indiana                                   2,948     88,469
First Financial Holdings Inc.                                   3,007     93,999
First Indiana Corp.                                             2,716     50,925
First Industrial Realty Trust Inc.                              9,059   $305,741
First M & F Corp.                                                 669     25,355
First Merchants Corp.                                           3,199     81,639
First National Corp.                                            1,760     52,818
First Niagara Financial Group                                  15,341    228,734
First Oak Brook Bancshares                                      1,500     45,015
First Of Long Island Corp.                                      1,190     51,170
First Place Financial Corp.                                     2,670     52,145
First Republic Bank                                             3,542    126,804
First Sentinel Bancorp Inc.                                     5,620    118,357
First South Bancorp Inc.                                          700     25,550
First State Bancorporation                                      1,499     52,090
Firstbank Corp.                                                   667     20,784
Firstfed America Bancorp Inc.                                   4,410    114,792
Firstfed Financial Corp. (a)                                    4,274    185,919
Flagstar Bancorp Inc.                                           6,187    132,526
FloridaFirst Bancorp Inc.                                         559     18,503
Flushing Financial Corp.                                        3,870     70,744
FNB Corp. North Carolina                                          412      8,726
FNB Corp. Virginia                                              1,400     41,580
Foothill Independent Bancorp                                      533     12,611
Franklin Financial Corp.                                          491     15,084
Fremont General Corp.                                          13,902    235,083
Frontier Financial Corp.                                        3,837    127,235
GA Financial Inc.                                               1,903     66,091
Gabelli Asset Management Inc.                                   2,152     85,650
Gables Residential Trust                                        6,226    216,291
GB&T Bancshares Inc.                                              753     17,793
German American Bancorp.                                        1,745     30,538
Getty Realty Corp.                                              4,102    107,267
Glacier Bancorp Inc.                                            4,032    130,637
Gladstone Capital Corp.                                         2,249     50,265
Glenborough Realty Trust Inc.                                   5,005     99,850
Glimcher Realty Trust                                           7,904    176,892
Gold Banc Corp. Inc.                                            8,324    117,035
Great American Financial Resources                              3,591     58,246
Great Lakes REIT Inc.                                           5,255     82,503
Great Southern Bancorp Inc.                                     1,260     58,426
Greater Bay Bancorp                                            12,566    357,880
Greene County Bancshares Inc.                                     474     11,035
Hancock Holding Co.                                             3,018    164,692
Hanmi Financial Corp.                                           1,900     37,563
Harbor Florida Bancshares Inc.                                  4,463    132,596
Harleysville Group Inc.                                         6,504    129,365
Harleysville National Corp.                                     5,016    150,982
Hawthorne Financial Corp. (a)                                   2,395     67,012
Health Care REIT Inc.                                          11,155    401,580
Heartland Financial USA Inc.                                    1,575     29,295
Heritage Commerce Corp. (a)                                     1,020     12,495
Heritage Financial Corp.                                          986     21,574
Heritage Property Investment Trust Inc.                         5,129    145,920
Highwoods Properties Inc.                                      12,049    306,045
Hilb Rogal & Hamilton Co.                                       7,099    227,665

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                               Shares     Value
                                                               ------   --------

Common Stocks (Cont.)

Financial Services (Cont.)
Home Properties Inc.                                            6,640   $268,190
Homestore Inc. (a)                                             27,287    129,067
Horace Mann Educators Corp.                                     8,635    120,631
Hudson River Bancorp Inc.                                       3,330    129,970
Humboldt Bancorp                                                3,176     55,644
Iberiabank Corp.                                                1,477     87,143
IBT Bancorp Inc.                                                  459     27,187
IMPAC Mortgage Holdings Inc.                                   13,567    247,055
Independent Bank Corp. Mass.                                    4,418    125,294
Independent Bank Corp. Mich.                                    2,881     83,030
Infinity Property and Casualty Corp.                            3,172    104,835
Innkeepers USA Trust                                            5,795     48,504
Integra Bank Corp.                                              3,758     82,589
Intelidata Technologies Corp. (a)                               9,324     15,385
InterCept Inc. (a)                                              4,020     45,386
Interchange Financial Services Corp.                            2,515     63,629
Investment Technology Group Inc. (a)                           11,505    185,806
Investors Real Estate Trust                                     5,800     57,420
iPayment Inc. (a)                                               1,644     55,896
Irwin Financial Corp.                                           4,111    129,085
ITLA Capital Corp. (a)                                            900     45,090
Jones Lang LaSalle Inc. (a)                                     7,481    155,081
Kansas City Life Insurance Co.                                  1,317     60,845
Keystone Property Trust                                         4,239     93,640
Kilroy Realty Corp.                                             7,066    231,411
Klamath First Bancorp Inc.                                      1,054     27,973
Knight Trading Group Inc. (a)                                  17,000    248,880
Koger Equity Inc.                                               6,969    145,861
Kramont Realty Trust                                            5,212     94,337
Lakeland Bancorp Inc.                                           2,756     44,261
Lakeland Financial Corp.                                        1,200     42,384
LandAmerica Financial Group Inc.                                4,460    233,080
LaSalle Hotel Properties                                        4,910     91,080
Lexington Corporate Properties Trust                            6,448    130,185
Local Financial Corp. (a)                                       4,830    100,657
LSB Bancshares Inc.                                             1,900     33,060
LTC Properties Inc.                                             3,274     48,259
Macatawa Bank Corp.                                             1,423     40,285
MAF Bancorp Inc.                                                6,286    263,383
Main Street Banks Inc.                                          2,715     71,947
MainSource Financial Group Inc.                                 1,433     43,950
Manufactured Home Communities Inc.                              3,625    136,481
MASSBANK Corp.                                                  1,258     53,591
MB Financial Inc.                                               4,000    145,600
MBT Financial Corp.                                               902     14,892
MCG Capital Corp.                                               6,072    118,404
McGrath Rentcorp                                                2,113     57,579
Medallion Financial Corp.                                       1,687     16,010
Mercantile Bank Corp.                                           1,453     53,034
Merchants Bancshares Inc.                                         390     11,914
Meristar Hospitality Corp. Inc. (a)                            11,327     73,739
Metris Companies Inc. (a)                                       6,600     29,304
MFA Mortgage Investments Inc.                                   9,900     96,525
Mid-America Apartment Communities Inc.                          4,008   $134,589
Mid-State Bancshares                                            5,523    140,505
Midland Co.                                                     1,858     43,886
Midwest Banc Holdings Inc.                                      1,965     43,721
Mission West Properties                                         2,910     37,684
MutualFirst Financial Inc.                                        636     16,116
Nara Bancorp Inc.                                               2,076     56,675
NASB Financial Inc.                                             1,287     53,938
National Bankshares Inc.                                        1,431     71,893
National Health Investors Inc.                                  6,437    160,153
National Penn Bancshares Inc.                                   4,719    151,574
National Processing Inc. (a)                                    1,803     42,461
Nationwide Health Properties Inc.                              12,245    239,390
Navigators Group (a)                                              400     61,940
Navigators Group Inc. (a)                                         795     24,542
NBC Capital Corp.                                               1,934     51,580
NBT Bancorp Inc.                                                6,732    144,334
NCO Group Inc. (a)                                              4,229     96,294
Netbanc Inc.                                                   10,813    144,354
New Century Financial Corp.                                     6,436    255,316
Newcastle Investment Corp.                                      6,552    177,559
Northern States Financial Corp.                                   989     28,592
Northwest Bancorp Inc.                                          2,588     55,280
Novastar Financial Inc.                                         4,718    202,685
Oak Hill Financial Inc.                                           396     12,201
Oceanfirst Financial Corp.                                      3,690    100,220
Ocwen Financial Corp. (a)                                       8,551     75,762
Ohio Casualty Corp. (a)                                        12,126    210,507
Old Point Financial Corp.                                         982     31,139
Old Second Bancorp Inc.                                         1,630     80,685
Omega Financial Corp.                                           1,800     69,282
Omega Healthcare Investors Inc.                                 4,732     44,150
Oneida Financial Corp.                                            576     12,736
Oriental Financial Group Inc. ADR                               4,247    109,148
PAB Bankshares Inc.                                             2,253     35,012
Pacific Capital Bancorp                                         8,251    303,802
Pacific Union Bank                                              2,500     63,825
Parkvale Financial Corp.                                        1,100     29,535
Parkway Properties Inc.                                         2,880    119,808
Partners Trust Financial Group Inc.                             1,600     54,400
Patriot Bank Corp.                                              1,580     45,204
Peapack-Gladstone Financial Corp.                               1,540     47,740
Penn-America Group Inc.                                         1,789     23,740
Pennfed Financial Services Inc.                                 1,290     43,215
PennRock Financial Services Corp.                               2,088     64,895
Penns Woods Bancorp Inc.                                          306     14,290
Pennsylvania Real Estate
   Investment Trust                                             6,793    246,586
Peoples Bancorp Inc.                                            2,565     75,693
Peoples Holdings Co.                                            2,305     76,065
PFF Bancorp Inc.                                                4,039    146,535

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                               Shares     Value
                                                               ------   --------
Common Stocks (Cont.)

Financial Services (Cont.)
Philadelphia Consolidated Holding Corp. (a)                     3,661   $178,767
Phoenix Co. Inc. (a)                                           21,573    259,739
PICO Holdings Inc. (a)                                          2,922     45,788
PMA Capital Corp.                                               5,628     28,815
Portfolio Recovery Associates Inc. (a)                          2,846     75,561
Post Properties Inc.                                            7,706    215,152
Prentiss Properties Trust                                       7,684    253,495
Presidential Life Corp.                                         4,156     54,693
PRG-Schultz International Inc. (a)                              8,417     41,243
PrivateBancorp Inc.                                             1,800     81,936
ProAssurance Corp. (a)                                          5,931    190,682
Prosperity Banchares Inc.                                       2,400     54,048
Provident Bancorp Inc.                                            241     11,327
Provident Bankshares Corp.                                      5,930    174,579
Provident Financial Holdings Inc.                                 335     12,150
Provident Financial Services Inc.                              11,341    214,345
PS Business Parks Inc.                                          3,459    142,718
Quaker City Bancorp Inc.                                        1,416     65,915
R&G Financial Corp. ADR                                         4,805    191,239
Rait Investment Trust                                           4,819    123,366
Ramco-Gershenson Properties Trust                               2,663     75,363
Reading International Inc. (a)                                  1,724     10,206
Reckson Associates Realty Corp.                                10,575    256,972
Redwood Trust Inc.                                              3,127    159,008
Republic Bancorp Inc.                                          12,078    162,932
Republic Bancorp Inc. Class A                                   1,200     23,448
Republic Bancshares Inc.                                        2,614     82,263
Resource America Inc.                                           2,640     39,600
Resource Bankshares Corp.                                         838     26,422
Rewards Network Inc. (a)                                        5,908     62,979
Riggs National Corp.                                            3,177     52,516
RLI Corp.                                                       4,147    155,347
S&T Bancorp Inc.                                                5,912    176,769
Safty Insurance Group Inc.                                      1,137     19,454
Sanders Morris Harris Group Inc.                                1,064     13,194
Sandy Spring Bancorp Inc.                                       2,977    111,340
Santander Bancorp ADR                                           1,694     41,249
Saul Centers Inc.                                               2,362     67,719
Saxon Capital Inc. (a)                                          6,704    140,449
Seacoast Banking Corp. of Florida                               2,970     51,559
Seacoast Financial Services Corp.                               6,429    176,219
Second Bancorp Inc.                                             1,900     50,160
Security Bank Corp.                                               296      9,324
Selective Insurance Group Inc.                                  5,971    193,222
Senior Housing Properties Trust                                 9,330    160,756
Shore Bancshares Inc.                                           1,826     69,552
Silicon Valley Bancshares (a)                                   7,247    261,399
Simmons First National Corp.                                    2,940     82,026
Sizeler Property Investors Inc.                                 1,292     13,837
SL Green Realty Corp.                                           7,035    288,787
Sotheby's Holdings Inc. (a)                                    11,637    158,961
Sound Federal Bancorp                                           1,934     30,151
Soundview Technology Group Inc. (a)                             4,401   $ 68,171
South Financial Group Inc.                                     13,537    377,141
Southern Financial Bancorp                                      1,492     64,260
Southside Bancshares Inc.                                         906     16,761
Southwest Bancorp Inc.                                          3,288     58,789
Southwest Bancorporation of Texas Inc.                          6,715    260,878
Sovran Self Storage Inc.                                        4,158    154,470
State Auto Financial Corp.                                      2,612     61,095
State Bancorp Inc.                                              2,358     57,205
State Financial Services Corp. Class A                            750     19,920
Staten Island Bancorp Inc.                                     12,234    275,265
Sterling Bancorp                                                4,177    119,045
Sterling Bancshares Inc.                                        8,030    107,040
Sterling Financial Corp. PA                                     3,550     98,512
Sterling Financial Corp. WA (a)                                 3,301    112,993
Stewart Information Services Corp.                              4,114    166,823
Suffolk Bancorp                                                 2,500     86,325
Summit Bancshares Inc.                                          1,200     33,432
Summit Properties Inc.                                          5,739    137,851
Sun Bancorp Inc.                                                1,200     22,752
Sun Bancorp Inc. New Jersey (a)                                   682     18,005
Sun Communities Inc.                                            3,916    151,549
Susquehanna Bancshares Inc.                                     9,318    233,043
SWS Group Inc.                                                  3,646     64,899
SY Bancorp Inc.                                                 3,142     64,600
Tanger Factory Outlet Centers Inc.                              2,757    112,210
Tarragon Realty Investors Inc. (a)                                685     11,309
Taubman Centers Inc.                                            9,490    195,494
TeirOne Corp. (a)                                               5,184    119,025
Texas Regional Bancshares Inc.                                  5,895    218,115
Tompkins Trustco Inc.                                           1,939     89,291
Town & Country Trust                                            3,507     88,902
Tradestation Group Inc. (a)                                     4,016     35,582
Trammell Crow Co. (a)                                           6,924     91,743
Triad Guaranty Inc. (a)                                         1,976     99,492
TriCo Bancshares                                                1,200     37,872
Troy Financial Corp.                                            2,113     73,955
Trust Co. of New Jersey                                         4,434    175,941
Trustco Bank Corp.                                             15,008    197,355
U.S.I. Holdings Corp. (a)                                       4,268     55,697
UCBH Holdings Inc.                                              9,939    387,323
UICI (a)                                                        8,802    116,891
UMB Financial Corp.                                             3,444    163,728
Umpqua Holdings Corp.                                           5,653    117,526
Union Bankshares Corp.                                          1,700     51,850
United Community Banks Inc.                                     3,905    128,474
United Community Financial Corp.                                6,815     77,759
United Fire & Casualty Co.                                      1,360     54,890
United Mobile Homes Inc.                                        1,090     18,541
United National Bancorp                                         3,764    134,488
United Rentals Inc. (a)                                        12,171    234,413
United Security Bancshares California                             753     20,542
United Security Bancshares Inc.                                 2,166     62,706

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                            Shares      Value
                                                            ------   -----------
Common Stocks (Cont.)

Financial Services (Cont.)
Universal American Financial Corp. (a)                       6,500   $    64,415
Universal Health Realty Inc.                                 3,310        99,631
Unizan Financial Corp.                                       5,012       101,493
Urstadt Biddle Properties Inc. Class A                       3,608        51,053
US Restaurant Properties Inc.                                7,303       124,443
USB Holding Co. Inc.                                         3,277        63,541
Ventas Inc.                                                 16,313       358,886
Virginia Commerce Bancorp Inc. (a)                             515        16,495
Virginia Financial Group Inc.                                1,600        56,832
W Holding Co. Inc. ADR                                      15,049       280,062
Warwick Community Bancorp Inc.                                 900        30,960
Washington Real Estate
   Investment Trust                                          8,763       255,880
Washington Trust Bancorp Inc.                                2,810        73,622
Wayne Bancorp Inc.                                           2,263        60,943
Waypoint Financial Corp.                                     8,410       182,413
Wesbanco Inc.                                                4,478       123,996
West Bancorporation Inc.                                     2,368        40,966
West Coast Bancorp Oregon                                    3,410        72,769
Westcorp Inc.                                                3,679       134,467
Western Sierra Bancorp (a)                                     350        16,450
Westfield Financial Inc.                                     1,364        32,409
WFS Financial Inc. (a)                                       2,661       112,986
Willow Grove Bancorp Inc.                                    1,707        30,316
Winston Hotels Inc.                                          3,550        36,210
Wintrust Financial Corp.                                     4,809       216,886
World Acceptance Corp. (a)                                   2,888        57,500
WSFS Financial Corp.                                         1,900        85,215
Yadkin Valley Bank & Trust Co.                                 602        10,294
Yardville National Bancorp                                   1,944        50,039
Zenith National Insurance Corp.                              2,574        83,784
                                                                     -----------
                                                                      44,504,389
                                                                     -----------
Health Care (13.1%)
aaiPharma Inc. (a)                                           3,885        97,591
Abgenix Inc. (a)                                            19,908       248,054
Able Laboratories Inc. (a)                                   3,856        69,678
Accredo Health Inc. (a)                                     11,192       353,779
Aclara Biosciences Inc. (a)                                  5,223        19,064
Adolor Corp. (a)                                             8,535       170,871
Advanced Medical Optics Inc. (a)                             6,586       129,415
Advanced Neuromodulation System Inc. (a)                     4,135       190,127
Aksys Ltd. (a)                                               6,192        54,675
Alaris Medical Inc. (a)                                      4,486        68,232
Alexion Pharmaceuticals Inc. (a)                             5,157        87,772
Align Technology Inc. (a)                                   10,159       167,827
Alkermes Inc. (a)                                           14,633       197,545
Alliance Imaging Inc. (a)                                    5,240        19,388
Allscripts Healthcare Solution (a)                           5,930        31,548
Alpharma Inc.                                                9,060       182,106
Alteon Inc. (a)                                              6,524        10,243
American Healthways Inc. (a)                                 5,630   $   134,388
American Medical Security Group Inc. (a)                     3,036        68,067
American Medical Systems Holdings Inc. (a)                   6,030       131,454
Amerigroup Corp. (a)                                         5,491       234,191
Amsurg Corp. (a)                                             4,050       153,454
Antigenics Inc. (a)                                          5,142        58,207
Aphton Corp. (a)                                             4,861        29,166
Arena Pharmaceuticals Inc. (a)                               5,640        34,968
Ariad Pharmaceuticals Inc. (a)                               9,726        72,459
Arrow International Inc.                                     4,406       110,062
Arthrocare Corp. (a)                                         5,070       124,215
Aspect Medical Systems Inc. (a)                              1,431        16,328
AtheroGenics Inc. (a)                                        8,686       129,856
Atrix Laboratories Inc. (a)                                  5,565       133,783
Avant Immunotherapeutics Inc. (a)                           12,905        35,360
AVI Biopharma Inc. (a)                                       6,542        26,626
Bentley Pharmaceuticals Inc. (a)                             3,400        45,220
Beverly Enterprises Inc. (a)                                20,759       178,320
Biolase Technology Inc. (a)                                  4,173        69,272
BioMarin Pharmaceutical Inc. (a)                            14,582       113,288
Biopure Corp. (a)                                            6,813        16,215
BioReliance Corp. (a)                                          909        43,468
Biosite Inc. (a)                                             2,552        73,880
Bone Care International Inc. (a)                             2,600        33,124
Bradley Pharmaceuticals Inc. (a)                             2,613        66,449
Bruker BioSciences Corp. (a)                                 7,785        35,422
Cambrex Corp.                                                4,833       122,082
Candela Corp. (a)                                            1,457        26,488
Cantel Medical Corp. (a)                                     1,400        22,666
Cardiac Science Inc. (a)                                    11,800        47,082
Cardiodynamics International Corp. (a)                       6,800        40,596
Celera Genomics Group (a)                                   16,840       234,244
Cell Genesys Inc. (a)                                        8,632       111,698
Cell Therapeutics Inc. (a)                                   7,800        67,860
Centene Corp. (a)                                            4,162       116,578
Cepheid Inc. (a)                                             6,731        64,483
Cerner Corp. (a)                                             6,610       250,188
Cerus Corp. (a)                                              2,800        12,712
Cholestech Corp. (a)                                         2,500        19,075
Chronimed Inc. (a)                                           2,386        20,233
Cima Laboratories Inc. (a)                                   3,330       108,625
Ciphergen Biosystems Inc. (a)                                4,770        53,615
Closure Medical Corp. (a)                                    1,836        62,295
Collagenex Pharmaceuticals (a)                               1,177        13,194
Columbia Laboratories Inc. (a)                               7,364        46,393
Computer Programs & Systems Inc.                             1,713        34,466
Conceptus Inc. (a)                                           3,900        41,418
Conmed Corp. (a)                                             6,372       151,654
Connetics Corp. (a)                                          6,470       117,495
Cooper Companies Inc.                                        7,138       336,414
Corixa Corp. (a)                                            10,941        66,084

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                               Shares     Value
                                                               ------   --------
Common Stocks (Cont.)

Health Care (Cont.)
Corvel Corp. (a)                                                1,400   $ 52,640
Covance Inc. (a)                                               14,083    377,424
CryoLife Inc. (a)                                               3,450     19,941
CTI Molecular Imaging Inc. (a)                                  5,920    100,107
Cubist Pharmaceuticals Inc. (a)                                 9,129    111,009
CuraGen Corp. (a)                                               8,700     63,771
Curative Health Services Inc.                                   2,200     30,360
CV Therapeutics Inc. (a)                                        6,764     99,160
Cyberonics Inc. (a)                                             4,996    159,922
Cytyc Corp. (a)                                                24,980    343,725
D&K Healthcare Resources Inc.                                   2,700     36,612
Dade Behring Holdings Inc. (a)                                  9,016    322,232
Datascope Inc.                                                  2,422     86,829
deCODE genetics Inc. (a)                                        9,057     74,177
Dendreon Corp. (a)                                              2,709     21,835
Diagnostic Products Corp.                                       4,896    224,775
Digene Corp. (a)                                                3,013    120,821
Discovery Laboratories Inc. (a)                                10,184    106,830
Diversa Corp. (a)                                               5,480     50,690
DJ Orthopedics Inc. (a)                                         1,698     45,506
Dov Pharmaceutical Inc. (a)                                     2,538     34,187
Durect Corp. (a)                                                5,070     13,081
Dynacq Healthcare Inc.                                          1,090      8,371
Eclipsys Corp. (a)                                              9,820    114,305
Encysive Pharmaceuticals Inc. (a)                              11,100     99,345
Enzo Biochem Inc. (a)                                           5,485     98,236
Enzon Pharmaceuticals Inc. (a)                                  9,300    111,600
Epix Medical Inc. (a)                                           3,992     64,990
eResearch Technology Inc. (a)                                   6,058    153,994
Esperion Therapeutics Inc. (a)                                  8,052    278,680
Exact Sciences Corp. (a)                                        3,218     32,566
Exactech Inc. (a)                                                 999     14,735
Exelixis Inc. (a)                                              10,694     75,714
First Horizon Pharmaceutical Corp. (a)                          4,695     52,584
Gen-Probe Inc. (a)                                             11,096    404,671
Gene Logic Inc. (a)                                             7,745     40,197
Genecor International Inc. (a)                                  1,650     25,988
Genesis Health Ventures Inc. (a)                                6,200    122,450
Genesis HealthCare Corp. (a)                                    3,100     70,618
Genta Inc. (a)                                                 10,383    108,087
Gentiva Health Services Inc. (a)                                4,750     60,040
Geron Corp. (a)                                                 9,143     91,156
GTC Biotherapeutics Inc. (a)                                    3,145     10,033
Guilford Pharmaceuticals Inc. (a)                               5,952     40,355
Haemonetics Corp. (a)                                           4,095     97,830
Hanger Orthopedic Group Inc. (a)                                5,026     78,255
Healthcare Services Group Inc.                                  2,100     40,509
HealthExtras Inc. (a)                                           3,300     44,220
Hi-Tech Pharmacal Co. (a)                                       1,307     30,715
Hollis-Eden Pharmaceuticals (a)                                 2,431     26,765
Hologic Inc. (a)                                                4,827     83,652
Hooper Holmes Inc.                                             11,274     69,673
I-STAT Corp. (a)                                                4,087     62,531
ICU Medical Inc. (a)                                            2,265   $ 77,644
IDX Systems Corp. (a)                                           4,140    111,035
IGEN International Inc. (a)                                     4,308    253,784
ILEX Oncology Inc. (a)                                          8,912    189,380
Immucor Inc. (a)                                                4,131     84,231
Immunogen Inc. (a)                                              9,200     46,460
Immunomedics Inc. (a)                                           9,940     45,326
IMPAC Medical Systems Inc. (a)                                  1,861     47,567
Impax Laboratories Inc. (a)                                     6,368     91,636
Inamed Corp. (a)                                                6,008    288,744
Incyte Corp. (a)                                               15,100    103,284
Indevus Pharmaceuticals Inc. (a)                                8,562     50,430
Inspire Pharmaceuticals Inc. (a)                                6,583     93,215
Integra Lifesciences Corp. (a)                                  4,654    133,244
Intermune Inc. (a)                                              6,420    148,687
Interpore International Inc. (a)                                3,700     48,100
Intuitive Surgical Inc. (a)                                     6,149    105,086
Invacare Corp.                                                  6,014    242,785
Inveresk Research Group Inc. (a)                                6,711    165,963
Inverness Medical Innovation (a)                                3,115     67,845
ISIS Pharmaceuticals Inc. (a)                                  10,157     66,020
Kensey Nash Corp. (a)                                           1,500     34,875
Kindred Healthcare Inc. (a)                                     2,998    155,836
KOS Pharmaceuticals Inc. (a)                                    3,225    138,804
Kosan Biosciences Inc. (a)                                      3,290     32,439
KV Pharmaceutical Co. (a)                                       7,800    198,900
Kyphon Inc. (a)                                                 4,079    101,282
La Jolla Pharmaceutical Co. (a)                                12,237     52,497
LabOne Inc. (a)                                                 2,003     65,037
Landauer Inc.                                                   2,067     84,292
Lannett Co. Inc. (a)                                            1,128     18,962
Laserscope (a)                                                  2,693     41,984
Lexicon Genetics Inc. (a)                                       7,570     44,587
Lifepoint Hospitals Inc. (a)                                    8,813    259,543
Ligand Pharmaceuticals Inc. (a)                                14,135    207,643
Luminex Corp. (a)                                               3,880     36,394
Martek Biosciences Corp. (a)                                    5,317    345,445
Matria Healthcare Inc. (a)                                      1,798     37,992
Maxygen Inc. (a)                                                6,920     73,560
Medarex Inc. (a)                                               16,282    101,437
Medical Action Industries Inc. (a)                              1,032     19,309
Medicines Co. (a)                                              10,061    296,397
Medquist Inc. (a)                                               2,397     38,496
Mentor Corp.                                                    9,524    229,147
Merit Medical Systems Inc. (a)                                  4,444     98,923
MGI Pharma Inc. (a)                                             7,543    310,394
MIM Corp. (a)                                                   4,900     34,447
Molecular Devices Corp. (a)                                     3,214     61,034
Myriad Genetics Inc. (a)                                        7,203     92,631
Nabi Biopharmaceuticals (a)                                    11,728    149,063
National Healthcare Corp. (a)                                   1,800     35,820
Nature's Sunshine Products Inc.                                 2,600     21,970
NBTY Inc. (a)                                                  11,885    319,231

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                            Shares      Value
                                                            ------   -----------
Common Stocks (Cont.)

Health Care (Cont.)
NDCHealth Corp.                                              8,497   $   217,693
Nektar Therapeutics (a)                                     11,400       155,154
Neopharm Inc. (a)                                            3,954        72,437
Neose Technologies Inc. (a)                                  2,900        26,680
Noven Pharmaceuticals Inc. (a)                               5,100        77,571
Novoste Corp. (a)                                            2,424        11,611
NPS Pharmaceuticals Inc. (a)                                 7,082       217,701
Ocular Sciences Inc. (a)                                     3,959       113,663
Odyssey Healthcare Inc. (a)                                  7,031       205,727
Omnicell Inc. (a)                                            3,100        50,220
Onyx Pharmaceuticals Inc. (a)                                7,037       198,655
Option Care Inc. (a)                                         2,737        29,231
Orasure Technologies (a)                                     7,667        61,029
Orthodontic Centers of America Inc. (a)                     10,148        81,691
Orthologic Corp. (a)                                         7,000        42,910
OSI Pharmaceuticals Inc. (a)                                 9,070       292,145
Osteotech Inc. (a)                                           3,237        28,486
Owens & Minor Inc.                                           8,017       175,652
Pain Therapeutics Inc. (a)                                   4,110        28,565
Palatin Technologies Inc. (a)                                8,784        21,960
Parexel International Corp. (a)                              5,836        94,893
Pediatrix Medical Group Inc.                                 5,482       302,003
Penwest Pharmaceutical (a)                                   4,153        71,764
Per-Se Technologies Inc. (a)                                 6,517        99,449
Peregrine Pharmaceuticals Inc. (a)                          44,391        98,104
Perrigo Co.                                                 13,385       210,412
Pharmacopeia Inc. (a)                                        5,500        78,155
PolyMedica Corp.                                             4,624       121,657
Possis Medical Inc. (a)                                      4,100        80,975
Pozen Inc. (a)                                               5,400        55,080
Praecis Pharmaceuticals Inc. (a)                             9,000        57,960
Priority Healthcare Corp. (a)                                7,837       188,950
Progenics Pharmaceuticals Inc. (a)                           2,420        45,641
Province Healthcare Co. (a)                                 11,091       177,456
PSS World Medical Inc. (a)                                  15,111       182,390
Quality Systems Inc. (a)                                       800        35,672
Quidel Corp. (a)                                             5,500        59,510
Regeneration Technologies Inc. (a)                           4,959        54,351
Regeneron Pharmaceutical Inc. (a)                            8,647       127,197
RehabCare Group Inc. (a)                                     3,760        79,938
Repligen Corp. (a)                                           5,554        24,271
Retractable Technologies Inc. (a)                            1,796        10,812
Salix Pharmaceuticals Ltd. (a)                               4,300        97,481
Savient Pharmaceuticals Inc. (a)                            11,918        54,942
SciClone Pharmaceuticals Inc. (a)                            9,092        61,644
Seattle Genetics (a)                                         3,400        29,172
Select Medical Corp.                                        10,706       174,294
Serologicals Corp. (a)                                       5,459       101,537
SFBC International Inc. (a)                                  1,654        43,930
Sierra Health Services Inc. (a)                              5,230       143,563
Sirna Therapeutics Inc. (a)                                  2,273        11,820
Sola International Inc. (a)                                  6,627       124,588
SonoSite Inc. (a)                                            3,456        74,097
Specialty Laboratories (a)                                   2,100   $    35,259
STAAR Surgical Co. (a)                                       3,945        44,421
Sunrise Senior Living Inc. (a)                               3,487       135,086
Supergen Inc. (a)                                            6,965        76,615
Surmodics Inc. (a)                                           3,050        72,895
Sybron Dental Specialties Inc. (a)                           8,824       247,954
Synovis Life Technologies Inc. (a)                           2,258        45,928
Tanox Inc. (a)                                               5,970        88,654
Techne Corp. (a)                                             9,694       366,239
Telik Inc. (a)                                               9,165       210,887
Theragenics Corp. (a)                                        6,179        33,799
Therasense Inc. (a)                                          6,216       126,185
Third Wave Technologies (a)                                  4,235        19,269
Thoratec Corp. (a)                                          10,440       135,824
Transkaryotic Therapies Inc. (a)                             7,534       117,606
Trimeris Inc. (a)                                            3,674        77,081
Tripath Imaging Inc. (a)                                     4,210        32,838
Tularik Inc. (a)                                            11,282       182,204
United Surgical Partners Inc. (a)                            3,903       130,672
United Therapeutics Corp. (a)                                4,126        94,692
US Oncology Inc. (a)                                        17,603       189,408
US Physical Therapy Inc. (a)                                 2,784        43,792
VCA Antech Inc. (a)                                          6,707       207,783
Ventana Medical Systems Inc. (a)                             3,078       121,273
Vertex Pharmaceuticals Inc. (a)                             17,582       179,864
Viasys Healthcare Inc. (a)                                   7,276       149,886
Vicuron Pharmaceuticals Inc. (a)                            11,260       209,999
VistaCare Inc. (a)                                           2,298        80,775
VISX Inc. (a)                                                9,327       215,920
Vital Images Inc. (a)                                        2,013        35,912
Vital Signs Inc.                                             1,233        40,319
VitalWorks Inc. (a)                                          7,700        34,034
Vivus Inc. (a)                                               7,000        26,530
West Pharmaceutical Services Inc.                            3,063       103,836
Wright Medical Group, Inc. (a)                               3,724       113,359
Young Innovations Inc.                                         630        22,680
Zoll Medical Corp. (a)                                       1,800        63,864
ZymoGenetics Inc. (a)                                        1,900        29,450
                                                                     -----------
                                                                      27,185,412
                                                                     -----------
Materials & Processes (7.9%)
A Schulman Inc.                                              8,084       172,351
AAON Inc. (a)                                                2,100        40,761
Aceto Corp. (a)                                              2,348        59,968
Acuity Brands Inc.                                           9,422       243,088
AK Steel Holding Corp. (a)                                  22,046       112,435
Albemarle Corp.                                              7,529       225,644
Alico Inc.                                                     700        24,332
Allegheny Technologies Inc.                                 18,576       245,575
Amcol International Corp.                                    4,404        88,961
Ameron International Corp.                                   2,062        71,531
Ampco-Pittsburgh Corp.                                         704         9,624
Apogee Enterprises Inc.                                      5,880        66,738

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                               Shares     Value
                                                               ------   --------
Common Stocks (Cont.)

Materials & Processes (Cont.)
Arch Chemicals Inc.                                             4,734   $121,474
Armor Holdings Inc. (a)                                         5,300    139,443
Barnes Group Inc.                                               3,114    100,613
Brookfield Homes Corp.                                          3,609     93,004
Brush Engineered Materials Inc. (a)                             4,094     62,679
Buckeye Technologies Inc. (a)                                   5,014     50,391
Building Materials Holding Corp.                                2,670     41,465
Cabot Microelectronics Corp. (a)                                4,224    206,976
Calgon Carbon Corp.                                             6,895     42,818
Caraustar Industries Inc. (a)                                   5,462     75,376
Carpenter Technology Corp.                                      5,363    158,584
Centex Construction Products Inc.                               1,624     97,878
Century Aluminum Co. (a)                                        3,000     57,030
Ceradyne Inc. (a)                                               1,775     60,456
Chesapeake Corp.                                                3,307     87,569
Circor International                                            3,096     74,614
CLARCOR Inc.                                                    6,015    265,261
Cleveland Cliffs Inc. (a)                                       2,576    131,247
Coeur D'Alene Mines Corp. (a)                                  44,564    257,580
Commercial Metals Co.                                           5,820    176,928
Crompton Corp.                                                 25,621    183,703
Crown Holdings Inc. (a)                                        37,055    335,718
Delta & Pine Land Co.                                           8,747    222,174
Deltic Timber Corp.                                             2,523     76,699
Drew Industries Inc. (a)                                        1,537     42,729
Dycom Industries Inc. (a)                                      11,121    298,265
ElkCorp                                                         5,014    133,874
Emcor Group Inc. (a)                                            3,227    141,665
Encore Wire Corp. (a)                                           2,900     51,359
Energy Conversion Devices Inc. (a)                              3,400     30,702
Ethyl Corp. (a)                                                 3,704     81,006
Ferro Corp.                                                     8,162    222,088
FMC Corp. (a)                                                   8,157    278,398
Genlyte Group Inc. (a)                                          2,527    147,526
Georgia Gulf Corp.                                              6,252    180,558
Gibraltar Steel Corp.                                           2,395     60,234
Graftech International Ltd. (a)                                19,125    258,187
Granite Construction Inc.                                       7,838    184,115
Great Lakes Chemical Corp.                                      8,487    230,762
Greif Inc.                                                      3,371    119,704
Griffon Corp. (a)                                               5,621    113,881
HB Fuller Co.                                                   6,860    204,016
Hecla Mining Co. (a)                                           26,910    223,084
Hercules Inc. (a)                                              19,762    241,096
Hexcel Corp. (a)                                                5,500     40,755
Hughes Supply Inc.                                              5,449    270,379
IMC Global Inc.                                                23,382    232,183
Insituform Technology Inc. (a)                                  5,333     87,994
Integrated Electrical Services Inc. (a)                         6,535     60,449
Jacuzzi Brands Inc. (a)                                        15,455    109,576
Kaydon Corp.                                                    6,012    155,350
Kronos Worldwide, Inc. (a)                                      1,414     31,391
Lennox International Inc.                                      10,123    169,054
Liquidmetal Technologies (a)                                    3,018   $  8,571
Longview Fibre Co.                                             11,347    140,135
Louisiana-Pacific Corp. (a)                                    23,603    422,022
LSI Industries Inc.                                             3,668     49,518
Lydall Inc. (a)                                                 3,170     32,302
MacDermid Inc.                                                  6,274    214,822
Material Sciences Corp.                                         2,700     27,297
Maverick Tube Corp. (a)                                         9,619    185,166
Medis Technologies Ltd. (a)                                     1,764     18,875
Millennium Chemicals Inc.                                      14,560    184,621
Minerals Technologies Inc.                                      3,963    234,808
Mueller Industries Inc. (a)                                     8,199    281,718
Myers Industries Inc.                                           3,641     44,129
NCI Building Systems Inc. (a)                                   5,044    120,552
NL Industries Inc.                                              2,829     33,099
NN Inc.                                                         2,400     30,216
NS Group Inc. (a)                                               4,410     42,777
Octel Corp.                                                     2,150     42,333
Olin Corp.                                                     12,264    246,016
OM Group Inc. (a)                                               7,020    183,854
Omnova Solutions (a)                                            8,426     40,445
Penn Engineering & Manufacturing Corp.                          2,500     47,575
Perini Corp. (a)                                                2,050     18,757
PH Glatfelter Co.                                               6,608     82,270
PolyOne Corp. (a)                                              18,463    117,979
Pope & Talbot Inc.                                              4,000     70,440
Potlatch Corp.                                                  6,350    220,789
Quaker Chemical Corp.                                           2,150     66,112
Quanex Corp.                                                    3,780    174,258
Quanta Services Inc. (a)                                       16,451    120,092
Reliance Steel & Aluminum Co.                                   6,293    208,991
Rock-Tenn Co.                                                   5,475     94,498
Royal Gold Inc.                                                 4,432     92,762
RTI International Metals Inc. (a)                               3,983     67,193
Ryerson Tull Inc.                                               4,877     55,842
Schnitzer Steel Industries Inc. Class A                         2,200    133,100
Schweitzer Mauduit International Inc.                           3,311     98,602
Shaw Group Inc. (a)                                            12,936    176,188
Silgan Holdings Inc. (a)                                        2,170     92,420
Simpson Manufacturing Co. Inc. (a)                              3,288    167,228
Spartech Corp.                                                  5,295    130,469
Steel Dynamics Inc. (a)                                         8,047    189,024
Stepan Co.                                                      1,373     35,217
Stillwater Mining Co. (a)                                       9,794     93,729
Symyx Technologies Inc. (a)                                     5,900    121,245
Tejon Ranch Corp. (a)                                           1,892     77,591
Texas Industries Inc.                                           5,494    203,278
Tredegar Corp.                                                  7,219    112,111
Trex Co. Inc. (a)                                               1,805     68,554
Unifi Inc. (a)                                                 10,474     67,557
Universal Forest Products Inc.                                  3,343    107,578
URS Corp. (a)                                                   4,468    111,745

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                            Shares      Value
                                                            ------   -----------
Common Stocks (Cont.)

Materials & Processes (Cont.)
USEC Inc.                                                   17,179   $   144,304
USG Corp. (a)                                                8,141       134,896
Valence Technology Inc. (a)                                 22,819        87,853
Valhi Inc.                                                   4,100        61,336
Valmont Industries Inc.                                      3,064        70,932
Washington Group International Inc. (a)                      6,083       206,640
Watsco Inc.                                                  4,372        99,376
Wausau-Mosinee Paper Corp.                                   8,978       121,383
Wellman Inc.                                                 7,045        71,929
Wilson Greatbatch Technologies (a)                           4,830       204,164
WR Grace & Co. (a)                                          13,600        34,952
York International Corp.                                     9,107       335,138
                                                                     -----------
                                                                      16,460,441
                                                                     -----------
Oil & Gas (4.2%)
Aquila Inc. (a)                                             45,597       154,574
Arch Coal Inc.                                              10,755       335,233
Atwood Oceanics Inc. (a)                                     2,568        82,022
Berry Petroleum Co. Class A                                  3,305        66,926
Cabot Oil & Gas Corp.                                        6,375       187,106
Cal Dive International Inc. (a)                              8,218       198,136
Carbo Ceramics Inc.                                          2,600       133,250
Cimarex Energy Co. (a)                                       9,547       254,809
Clayton Williams Energy Inc. (a)                               723        21,018
Comstock Resources Inc. (a)                                  6,861       132,417
Denbury Resources Inc. (a)                                   7,137        99,276
Dril-Quip Inc. (a)                                           2,188        35,664
Encore Acquisition (a)                                       2,121        52,283
Energy Partners Ltd. (a)                                     4,921        68,402
Evergreen Resources Inc. (a)                                 9,801       318,630
Forest Oil Corp. (a)                                        10,312       294,614
Frontier Oil Corp.                                           6,217       107,057
FuelCell Energy Inc. (a)                                     8,219       106,847
Global Industries Ltd. (a)                                  13,900        71,585
Grey Wolf Inc. (a)                                          40,465       151,339
Gulf Island Fabrication Inc. (a)                             1,700        28,951
Hanover Compressor Co. (a)                                  11,313       126,140
Harvest Natural Resources Inc. (a)                           7,300        72,635
Headwaters Inc. (a)                                          6,934       136,045
Holly Corp.                                                  2,990        82,225
Horizon Offshore Inc. (a)                                    5,571        24,512
Houston Exploration Co. (a)                                  3,090       112,847
Hydril (a)                                                   3,126        74,805
Input/Output Inc. (a)                                       11,776        53,110
KCS Energy Inc. (a)                                          9,521       100,447
Lone Star Technologies Inc. (a)                              6,469       103,375
Lufkin Industries Inc.                                       1,410        40,594
Magnum Hunter Resources Inc. (a)                            14,573       138,589
Massey Energy Corp.                                         14,500       301,600
Matrix Service Co. (a)                                       3,480        63,162
McMoRan Exploration Co. (a)                                  2,741        51,394
Meridian Resource Corp. (a)                                  9,971        59,228
Newpark Resources Inc. (a)                                  14,995        71,826
Nuevo Energy Co. (a)                                         4,745   $   114,687
Oceaneering International Inc. (a)                           4,849       135,772
Oil States International Inc. (a)                            5,188        72,321
Parker Drilling Co. (a)                                     15,457        39,415
Patina Oil & Gas Corp.                                       6,828       334,504
Penn Virginia Corp.                                          2,060       114,639
PetroCorp Inc. (a)                                             745        10,028
Petroleum Development Corp. (a)                              2,900        68,730
Plains Exploration & Production Co. (a)                      8,004       123,182
Plains Resources Inc. (a)                                    5,174        83,043
Plug Power Inc. (a)                                          5,383        39,027
Prima Energy Corp. (a)                                       2,200        77,352
Quicksilver Resources Inc. (a)                               3,235       104,490
Range Resources Corp. (a)                                   10,580        99,981
Remington Oil and Gas Corp. (a)                              4,680        92,149
RPC Inc.                                                     3,405        37,421
Seacor Smit Inc. (a)                                         4,225       177,577
Southwestern Energy Co. (a)                                  8,433       201,549
Spinnaker Exploration Co. (a)                                5,974       192,781
St. Mary Land & Exploration Co.                              6,927       197,419
Stone Energy Corp. (a)                                       5,421       230,121
Superior Energy Services Inc. (a)                           10,200        95,880
Swift Energy Co. (a)                                         6,155       103,712
Tesoro Petroleum Corp. (a)                                  13,715       199,828
Tetra Tech Inc. (a)                                         11,576       287,779
Tom Brown Inc. (a)                                           7,857       253,388
TransMontaigne Inc. (a)                                      3,354        21,633
Unit Corp. (a)                                               9,121       214,800
Universal Compression Holdings Inc. (a)                      4,600       120,336
Veritas DGC Inc. (a)                                         6,451        67,606
Vintage Petroleum Inc.                                      11,043       132,847
Westmoreland Coal Co.                                        1,599        27,982
WH Energy Services Inc. (a)                                  4,890        79,218
                                                                     -----------
                                                                       8,663,870
                                                                     -----------
Technology (15.0%)
Actel Corp. (a)                                              5,530       133,273
ActivCard Corp. (a)                                          6,855        54,017
Adaptec Inc. (a)                                            22,206       196,079
Advanced Digital Information Corp. (a)                      13,910       194,740
Advent Software Inc. (a)                                     7,286       126,995
Aeroflex Inc. (a)                                           12,912       150,941
Aether Systems Inc. (a)                                      9,439        44,835
Agile Software Corp. (a)                                     9,651        95,545
Agilysys Inc.                                                6,388        71,226
Akamai Technology Inc. (a)                                  23,834       256,216
Alliance Semiconductor Corp. (a)                             6,877        48,895
Altiris Inc. (a)                                             2,063        75,258
American Management Systems Inc. (a)                         9,586       144,461
Analogic Corp.                                               1,596        65,436
Anaren Microwave Inc. (a)                                    5,020        70,882
Anixter International Inc. (a)                               7,550       195,394
Ansoft Corp. (a)                                               941        12,073

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                               Shares     Value
                                                               ------   --------
Common Stocks (Cont.)

Technology (Cont.)
Ansys Inc. (a)                                                  3,545   $140,737
Anteon International Corp. (a)                                  4,377    157,791
Ariba Inc. (a)                                                 61,406    184,218
Artisan Components Inc. (a)                                     3,838     78,679
Ascential Software Corp. (a)                                   13,570    351,870
AsiaInfo Holdings Inc. (a)                                      7,157     47,809
Aspect Communications (a)                                       9,510    149,878
Aspen Technology Inc. (a)                                       7,713     79,135
AT Road Inc. (a)                                                7,034     93,552
Avanex Corp. (a)                                               14,000     69,860
Avid Technology Inc. (a)                                        6,963    334,224
BEI Technologies Inc.                                           2,320     46,400
Bel Fuse Inc. Class B                                           2,100     68,523
Benchmark Electronics Inc. (a)                                  9,398    327,144
Black Box Corp.                                                 3,905    179,903
Borland Software Corp. (a)                                     14,951    145,473
Broadvision Inc. (a)                                            5,774     24,597
CACI International Inc. (a)                                     6,757    328,525
Catapult Communications Corp. (a)                               1,130     16,385
Centillium Communications Inc. (a)                              8,823     49,673
Ceva Inc. (a)                                                   2,709     28,174
Checkpoint Systems Inc. (a)                                     8,157    154,249
ChipPAC Inc. (a)                                               10,280     78,025
Ciber Inc. (a)                                                 11,043     95,632
Cirrus Logic Inc. (a)                                          15,200    116,584
Coherent Inc. (a)                                               7,469    177,762
Commscope Inc. (a)                                             12,168    198,703
Compucom Systems Inc. (a)                                       5,100     26,724
Computer Horizons Corp. (a)                                     6,600     25,938
Computer Network Technology (a)                                 5,999     57,230
Comtech Telecommunications Corp. (a)                            3,361     97,032
Concord Communications Inc. (a)                                 3,905     77,983
Concur Technologies Inc. (a)                                    5,409     52,359
Concurrent Computer Corp. (a)                                  15,415     67,364
Conexant Stytems Inc. (a)                                      62,688    311,559
Corvis Corp. (a)                                               30,000     51,000
Cray Inc. (a)                                                  14,974    148,692
CSG Systems International Inc. (a)                             10,951    136,778
Cubic Corp.                                                     3,230     74,290
Cyberguard Corp. (a)                                            2,462     21,469
Daktronics Inc. (a)                                             2,980     74,977
Datastream Systems Inc. (a)                                     3,547     27,844
Dendrite International Inc. (a)                                 6,586    103,203
Digimarc Corp. (a)                                              2,800     37,240
Digital Insight Corp. (a)                                       6,934    172,657
Digital River Inc. (a)                                          6,358    140,512
Digitas Inc. (a)                                                2,265     21,110
Diodes Inc. (a)                                                 1,398     26,562
Ditech Communications Corp. (a)                                 6,645    126,920
Dot Hill Systems Corp. (a)                                      8,186    124,018
Drexler Technology Corp. (a)                                    1,800     24,606
DRS Technologies Inc. (a)                                       5,611    155,874
DSP Group Inc. (a)                                              6,494    161,766
E-LOAN Inc. (a)                                                10,122   $ 30,164
e.College.com (a)                                               2,825     52,150
E.piphany Inc. (a)                                             13,450     96,975
Echelon Corp. (a)                                               6,159     68,611
EDO Corp.                                                       3,190     78,634
Electronics For Imaging Inc. (a)                               10,762    280,027
Embarcadero Technologies (a)                                    3,004     47,914
EMS Technologies Inc. (a)                                       2,200     45,188
Enterasys Networks Inc. (a)                                    47,694    178,853
Entrust Technologies Inc. (a)                                  10,990     44,839
Epicor Software Corp. (a)                                       8,716    111,216
EPIQ Systems Inc. (a)                                           2,635     45,138
eSpeed Inc. (a)                                                 5,972    139,805
ESS Technology Inc. (a)                                         6,809    115,821
Exar Corp. (a)                                                  9,254    158,058
Excel Technology Inc. (a)                                       1,820     59,805
Extreme Networks Inc. (a)                                      22,500    162,225
F5 Network Inc. (a)                                             6,488    162,849
FalconStor Software, Inc. (a)                                   7,660     66,948
Fargo Electronics Inc. (a)                                      2,166     27,552
FileNet Corp. (a)                                               7,860    212,849
Finisar Corp. (a)                                              35,414    110,846
FLIR Systems Inc. (a)                                           7,549    275,539
Gartner Group Inc. (a)                                         18,110    204,824
Gateway Inc. (a)                                               47,656    219,218
Genesis Microchip Inc. (a)                                      7,034    126,893
Gerber Scientific Inc. (a)                                      4,497     35,796
GlobespanVirata Inc. (a)                                       26,972    158,595
Group 1 Software Inc. (a)                                       2,228     39,257
Harmonic Inc. (a)                                              15,229    110,410
Herley Industries Inc. (a)                                      2,500     51,750
Hutchinson Technology Inc. (a)                                  5,430    166,918
Hypercom Corp. (a)                                              7,300     34,748
Hyperion Solutions Corp. (a)                                    9,301    280,332
Identix Inc. (a)                                               18,225     81,101
iGATE Capital Corp. (a)                                         4,500     35,325
II-VI Inc. (a)                                                  2,464     63,571
Inet Technologies Inc. (a)                                      3,120     37,440
InFocus Corp. (a)                                               8,412     81,428
Informatica Corp. (a)                                          14,072    144,942
Innovex Inc. (a)                                                4,606     38,829
Integral Systems Inc. (a)                                       2,504     53,886
Integrated Silicon Solution (a)                                 7,040    110,317
Inter-Tel Inc.                                                  4,487    112,085
Intergraph Corp. (a)                                           10,544    252,212
Interland Inc. (a)                                              3,871     25,278
Intermagnetics General Corp. (a)                                3,786     83,898
Internet Security Systems Inc. (a)                              9,030    170,035
InterVoice Inc. (a)                                             7,815     92,764
Interwoven Inc. (a)                                             9,466    119,650
InVision Technologies Inc. (a)                                  3,529    118,469
Iomega Corp.                                                   13,041     77,985
Ixia (a)                                                        8,625    100,913

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                               Shares     Value
                                                               ------   --------
Common Stocks (Cont.)

Technology (Cont.)
IXYS Corp. (a)                                                  3,054   $ 28,555
j2 Global Communications Inc. (a)                               3,800     94,126
JDA Software Group Inc. (a)                                     6,519    107,629
Kana Software Inc. (a)                                          8,039     27,091
Keane Inc. (a)                                                 13,030    190,759
KEMET Corp. (a)                                                19,707    269,789
Keynote Systems Inc. (a)                                        5,280     62,832
KFX Inc. (a)                                                    5,906     44,590
Komag Inc. (a)                                                  5,383     78,753
Kopin Corp. (a)                                                14,780     99,174
Kronos Inc. (a)                                                 6,990    276,874
KVH Industries Inc. (a)                                         2,179     59,857
Lattice Semiconductor Corp. (a)                                21,135    204,587
Lawson Software Inc. (a)                                        7,541     62,062
Lexar Media Inc. (a)                                           13,552    236,211
Lightbridge Inc. (a)                                            6,015     54,737
Lionbridge Technologies Inc. (a)                                7,428     71,383
Macrovision Corp. (a)                                           9,400    212,346
Magma Design Automation (a)                                     5,292    123,515
Manhattan Associates Inc. (a)                                   5,138    142,014
ManTech International Corp. Class A (a)                         3,114     77,694
Manufactures Services Ltd. (a)                                  5,007     30,443
Manugistics Group Inc. (a)                                     13,967     87,294
MAPICS Inc. (a)                                                 3,828     50,109
MatrixOne Inc. (a)                                             10,050     61,908
Mentor Graphics Corp. (a)                                      15,137    220,092
Mercury Computer Systems Inc. (a)                               5,094    126,841
Methode Electronics Inc.                                        7,261     88,802
Metro One Telecommunications Inc. (a)                           4,355     11,323
Micrel Inc. (a)                                                12,838    200,016
Micromuse Inc. (a)                                             14,236     98,228
Micros Systems Inc. (a)                                         3,692    160,085
Microsemi Corp. (a)                                             7,026    172,699
MicroStrategy Inc. (a)                                          2,588    135,818
Mindspeed Technologies Inc. (a)                                20,426    139,918
Mobius Management Systems Inc. (a)                              1,381     17,470
Monolithic System Technology (a)                                5,399     46,161
MRO Software Inc. (a)                                           4,523     60,880
MRV Communications Inc. (a)                                    25,245     94,921
MSC Software Corp. (a)                                          6,140     58,023
MTS Systems Corp.                                               4,582     88,112
Nassda Corp. (a)                                                2,289     16,595
Neoware Systems Inc. (a)                                        3,875     53,088
Net2Phone Inc. (a)                                              6,343     43,132
Netegrity Inc. (a)                                              5,740     59,179
NetIQ Corp. (a)                                                12,701    168,288
NetScout Systems Inc. (a)                                       3,820     29,032
Network Equipment Technologies Inc. (a)                         4,810     52,910
New Focus Inc. (a)                                             13,990     70,230
Newport Corp. (a)                                               9,981    164,986
Nuance Communications Inc. (a)                                  7,020     53,633
NYFIX Inc. (a)                                                  5,690     45,236
Omnivision Technologies Inc. (a)                                5,606   $309,732
ON Semiconductor Corp. (a)                                     10,887     70,221
Openwave Systems Inc. (a)                                      13,724    150,964
Oplink Communications (a)                                      21,520     51,433
Opnet Technologies Inc. (a)                                     2,888     47,536
Opsware Inc. (a)                                                9,930     73,482
OSI Systems Inc. (a)                                            2,764     53,096
Overland Storage Inc. (a)                                       2,383     44,800
Packeteer Inc. (a)                                              5,843     99,214
palmOne Inc. (a)                                                7,952     93,436
PalmSource Inc. (a)                                             2,212     48,199
Parametric Technology Corp. (a)                                55,000    216,700
Park Electrochemical Corp.                                      4,638    122,861
PC-Tel Inc. (a)                                                 4,400     46,684
PDF Solutions Inc. (a)                                          3,353     49,960
PEC Solutions Inc. (a)                                          2,568     43,528
Pegasystems Inc. (a)                                            1,414     12,189
PEMSTAR Inc. (a)                                                4,195     13,802
Pericom Semiconductor Corp. (a)                                 4,250     45,305
Perot Systems Corp. (a)                                        16,271    219,333
Pinnacle Systems Inc. (a)                                      12,530    106,881
Pixelworks Inc. (a)                                             7,962     87,900
Planar Systems Inc. (a)                                         3,404     82,785
Plexus Corp. (a)                                                9,724    166,961
Pomeroy IT Solutions Inc.                                       2,210     32,575
Portal Software Inc. (a)                                        6,647     44,734
Power Integrations Inc. (a)                                     6,109    204,407
Progress Software Corp. (a)                                     6,646    135,977
Pumatech Inc. (a)                                               8,906     35,446
QAD Inc. (a)                                                    2,222     27,242
Quantum Corp. (a)                                              35,709    111,412
Quest Software Inc. (a)                                         9,144    129,845
Radiant Systems Inc. (a)                                        3,564     29,973
RadiSys Corp. (a)                                               4,247     71,604
Rainbow Technologies Inc. (a)                                   5,223     58,811
Redback Networks (a)                                           27,900      6,445
Remec Inc. (a)                                                 13,379    112,517
Research Frontiers Inc. (a)                                     2,646     24,581
Retek Inc. (a)                                                 12,369    114,784
RF Micro Devices Inc. (a)                                      39,624    398,221
Richardson Electronics Ltd.                                     1,650     20,279
Roxio Inc. (a)                                                  5,835     27,950
RSA Security Inc. (a)                                          10,739    152,494
S1 Corp. (a)                                                   15,080    121,394
Safeguard Scientifics Inc. (a)                                 30,209    122,044
SafeNet Inc. (a)                                                2,601     80,033
SAFLINK Corp. (a)                                              19,710     53,020
Sanchez Computer Associates Inc. (a)                            2,713     11,259
Sapient Corp. (a)                                              18,229    102,082
SBS Technologies Inc. (a)                                       2,950     43,395
ScanSoft Inc. (a)                                              16,850     89,642
Scansource Inc. (a)                                             2,719    124,041
SeaChange International Inc. (a)                                5,315     81,851

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                            Shares      Value
                                                            ------   -----------
Common Stocks (Cont.)

Technology (Cont.)
Secure Computing Corp. (a)                                   8,088   $   144,856
Seebeyond Technology Corp. (a)                              10,930        46,890
Semtech Corp. (a)                                           13,584       308,764
SERENA Software Inc. (a)                                     5,072        93,071
Sigma Designs Inc. (a)                                       3,647        27,462
Silicon Graphics Inc. (a)                                   40,320        55,238
Silicon Image Inc. (a)                                      14,597       105,536
Silicon Storage Technology Inc.(a)                          18,189       200,079
Siliconix Inc. (a)                                           1,140        52,098
SimpleTech Inc. (a)                                          1,027         6,172
Sipex Corp. (a)                                              4,951        38,172
Skyworks Solutions Inc. (a)                                 33,666       292,894
SonicWALL Inc. (a)                                          12,336        96,221
Sonus Networks Inc. (a)                                     49,312       372,799
SPSS Inc. (a)                                                2,282        40,802
SRA International Inc. Class A (a)                           2,112        91,027
SS&C Technologies Inc.                                       1,700        47,515
Standard Microsystems Corp. (a)                              3,334        84,350
Stellent Inc. (a)                                            4,410        43,394
Stratasys Inc. (a)                                           1,920        52,339
Stratex Networks Inc. (a)                                   19,906        84,601
Superconductor Technologies (a)                             11,517        64,265
Supertex Inc. (a)                                            2,250        42,975
Supportsoft Inc. (a)                                         6,997        92,011
Sybase Inc. (a)                                             20,171       415,119
Sycamore Networks Inc. (a)                                  38,096       199,623
Sykes Enterprises Inc. (a)                                   5,288        45,265
Synaptics Inc. (a)                                           4,259        63,800
Synplicity (a)                                               2,270        17,774
Syntel Inc.                                                  1,389        34,322
Sypris Solutions Inc.                                        1,100        18,491
Systems & Computer Technology Corp. (a)                      8,143       133,138
Talx Corp.                                                   3,284        75,631
TEKELEC (a)                                                 11,612       180,567
The Titan Corp. (a)                                         18,456       402,525
TheStreet.com Inc. (a)                                       2,169         8,936
Three-Five Systems Inc. (a)                                  6,849        35,889
Tibco Software Inc. (a)                                     16,900       114,413
Tier Technologies Inc. Class B (a)                           3,400        27,778
Transaction Systems Architects Inc. (a)                      7,994       180,904
Transmeta Corp. (a)                                         27,747        94,340
Trimble Navigation Ltd. (a)                                  7,271       270,772
TriQuint Semiconductor Inc. (a)                             29,172       206,246
TriZetto Group Inc. (a)                                      6,460        41,667
TTM Technologies Inc. (a)                                    4,641        78,340
Tyler Technologies Inc. (a)                                  8,701        83,791
Ulticom Inc. (a)                                             2,460        23,739
Universal Display Corp. (a)                                  4,337        59,287
Varian Semiconductor Equipment
   Associates Inc. (a)                                       6,566       286,869
Vastera Inc. (a)                                             6,850        27,400
Verint Systems Inc. (a)                                      1,479        33,366
Verity Inc. (a)                                              6,054   $   101,041
Verso Technologies Inc. (a)                                 38,582       123,462
ViaSat Inc. (a)                                              4,602        88,082
Vignette Corp. (a)                                          49,300       111,911
Virage Logic Corp. (a)                                       2,250        22,883
Vitesse Semiconductor Corp. (a)                             47,210       277,123
Vitria Technology Inc. (a)                                   3,495        24,815
WatchGuard Technologies Inc. (a)                             7,337        42,701
WebEX Communications Inc. (a)                                5,852       117,625
Webmethods Inc. (a)                                         10,200        93,330
Websense Inc. (a)                                            5,000       146,200
Westell Technologies Inc. (a)                                9,913        62,551
White Electronic Designs (a)                                 4,736        41,677
Wind River Systems Inc. (a)                                 15,702       137,550
Xicor Inc. (a)                                               5,665        64,241
Zoran Corp. (a)                                              9,363       162,823
                                                                     -----------
                                                                      31,122,981
                                                                     -----------
Telecommunications (0.9%)
Boston Communications Group (a)                              3,240        30,100
Commonwealth Telephone Enterprises Inc. (a)                  5,168       195,092
CT Communications Inc.                                       3,504        47,304
Dobson Communications Corp. (a)                              7,455        48,979
General Communication Inc. (a)                               8,647        75,229
Golden Telecom Inc. (a)                                      2,947        81,779
Hickory Tech Corp.                                           3,000        34,350
Hungarian Telephone and Cable Corp. (a)                      1,081        10,659
Intrado Inc. (a)                                             3,690        80,996
NII Holdings Inc. (a)                                        2,920       217,920
North Pittsburgh Systems Inc.                                3,186        60,247
Price Communications Corp. (a)                              10,011       137,451
Primus Telecommunications Group Inc. (a)                    14,825       150,918
PTEK Holdings Inc. (a)                                      10,100        88,981
RCN Corp. (a)                                               17,629        14,103
Shenandoah Telecommunications Co.                              800        41,008
SureWest Communications                                      2,800       113,176
Talk America Holdings Inc. (a)                               6,624        76,308
Time Warner Telecom Inc. Class A (a)                         9,867        99,953
Triton PCS Holdings Inc. (a)                                 5,757        32,124
Warwick Valley Telephone Co.                                 1,002        29,649
Western Wireless Corp. (a)                                  13,999       257,022
                                                                     -----------
                                                                       1,923,348
                                                                     -----------
Utilities & Energy (2.9%)
Allegheny Energy Inc. (a)                                   28,493       363,571
American States Water Co.                                    3,035        75,875
Atmos Energy Corp.                                          10,979       266,790
Avista Corp.                                                10,908       197,653
Black Hills Corp.                                            7,521       224,351

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31,2003

                                                           Shares       Value
                                                           ------   ------------
Common Stocks (Cont.)

Utilities & Energy (Cont.)
California Water Service Group                              3,343   $     91,598
Cascade Natural Gas Corp.                                   2,226         46,946
Central Vermont Public Service Corp.                        3,000         70,500
CH Energy Group Inc.                                        3,926        184,129
Chesapeake Utilities Corp.                                  1,520         39,596
Cincinnati Bell Inc. (a)                                   45,523        229,891
CLECO Corp.                                                11,493        206,644
CMS Energy Corp. (a)                                       33,810        288,061
Connecticut Water Services Inc.                             1,625         44,931
D&E Communications Inc.                                     1,813         26,307
El Paso Electric Co. (a)                                   10,121        135,115
Empire District Electric Co.                                5,856        128,422
Energen Corp.                                               7,895        323,932
EnergySouth Inc.                                            1,200         42,000
Idacorp Inc.                                                8,896        266,168
Infonet Services Corp. Class B (a)                         12,800         21,760
Laclede Group Inc.                                          4,476        127,790
MGE Energy Inc.                                             3,692        116,335
Middlesex Water Co.                                         2,736         55,541
New Jersey Resources Corp.                                  6,156        237,068
Northwest Natural Gas Co.                                   6,152        189,174
NUI Corp.                                                   4,879         78,649
Otter Tail Corp.                                            5,414        144,716
PNM Resources Inc.                                          9,275        260,628
SEMCO Energy Inc.                                           6,601         32,345
Sierra Pacific Resources Corp. (a)                         25,694        188,594
SJW Corp.                                                     564         50,337
South Jersey Industries Inc.                                3,550        143,775
Southern Union Co. (a)                                     12,690        233,496
Southwest Gas Corp.                                         6,865        154,119
Southwest Water Co.                                         2,100         33,705
Tetra Technologies Inc. (a)                                 4,740        114,898
UIL Holdings Corp.                                          3,139        141,569
UniSource Energy Corp.                                      7,297        179,944
Westar Energy Inc.                                         14,722        298,121
                                                                     -----------
                                                                       6,055,044
                                                                     -----------
Total Common Stocks
(cost $182,747,134)                                                  205,028,114
                                                                     -----------

                                                      Shares or
                                                      principal
                                                        amount         Value
                                                     -----------   ------------
Short-term Investments (4.3%)
U.S. Treasury Bills,
   0.890%, 01/22/2004 (b)                             $8,459,000   $  8,455,185
U.S. Treasury Bills,
   0.845%, 03/18/2004 (b)                                430,000        429,216
                                                                   ------------
Total Short-term Investments
(cost $8,884,062)                                                     8,884,401
                                                                   ------------
TOTAL INVESTMENTS (102.9%)
(cost $191,631,196)                                                 213,912,515
LIABILITIES, NET OF CASH AND OTHER
   ASSETS (-2.9%)                                                    (5,959,802)
                                                                   ------------
NET ASSETS (100.0%)                                                $207,952,713
                                                                   ============

(a)  Non-income producing security.
(b) At December 31,2003, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

ADR - American Depository Receipt

                See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003
                                                             Shares      Value
                                                            -------   ----------
Common Stocks (98.8%)

Australia (4.8%)
Alumina Ltd.                                                 31,269   $  154,787
Amcor Ltd.                                                   25,724      160,093
AMP Ltd.                                                     48,053      181,390
Ansell Ltd.                                                   3,346       16,261
Aristocrat Leisure Ltd.                                       5,556        7,200
Australian & New Zealand Bank Group                          48,984      652,516
Australian Gas & Light Co.                                   12,300      104,073
Australian Stock Exchange                                     2,887       37,153
BHP Billiton Ltd.                                           101,159      929,100
Bluescope Steel                                              22,597       95,344
Boral Ltd.                                                   17,910       68,551
Brambles Industries Ltd.                                     26,200      104,229
Centro Properties Group                                       5,725       17,168
CFS Gandel Retail Trust                                      21,200       21,404
Coca-Cola Amatil Ltd.                                        14,114       66,251
Cochlear Ltd.                                                 1,423       23,009
Coles Myer Ltd.                                              30,795      175,411
Commonwealth Bank of Australia                               33,916      752,566
Computershare Ltd.                                           13,356       33,309
CSL Ltd.                                                      4,667       62,767
CSR Ltd.                                                     27,982       39,004
Deutsche Office Trust                                        24,061       19,942
Erste Bank Der Oester Spark                                     906      111,958
Foster's Brewing Group Ltd.                                  59,587      202,031
Futuris Corp. Ltd.                                           14,491       16,268
General Property                                             65,000      146,433
Harvey Norman Holdings Ltd.                                  10,605       23,811
lluka Resources Ltd.                                          5,030       17,168
Insurance Australia Group                                    45,834      146,768
Investa Property Group                                       26,142       38,605
James Hardie Industries Ltd.(a)                              14,248       73,858
John Fairfax Holdings Ltd.                                   26,931       71,425
Leighton Holdings Ltd.                                        4,775       42,489
Lend Lease Corp. Ltd.                                        11,333       85,815
Lion Nathan Ltd.                                              5,841       26,581
Macquarie Bank Ltd.                                           5,681      152,209
MacQuarie Goodman Industrial                                 26,584       33,850
Macquarie Infrastructure Corp.                               54,932      140,721
Mayne Nickless Ltd.                                          25,113       61,684
Mirvac Group                                                 26,932       87,661
National Australia Bank Ltd.                                 41,371      933,571
Newcrest Mining Ltd.                                          9,618       93,844
News Corp. Ltd. ADR                                          40,189      363,062
Onesteel Ltd.                                                11,324       17,235
Orica Ltd.                                                    8,032       84,482
Origin Energy Ltd.                                           18,736       67,054
Paperlinx Ltd.                                               15,645       58,703
Patrick Corp. Ltd.                                            4,395       48,446
Publishing & Broadcasting                                     2,456       23,168
QBE Insurance Group Ltd.                                     17,550      140,164
Rinker Group Ltd.                                            26,451      130,538
Rio Tinto Ltd.                                                8,758      245,472
Santos Ltd.                                                  17,611       91,158
Sonic Healthcare Ltd.                                         6,090   $   32,120
Southcorp Holdings                                           18,080       36,780
Stockland Trust Group                                        31,797      125,058
Suncorp Metway Ltd.                                          14,904      139,132
TAB Ltd.                                                      7,833       27,266
Tabcorp Holding Ltd.                                         11,917      100,833
Telstra Corp.                                                61,063      221,758
Toll Holdings Ltd.                                            4,725       29,370
Transurban Group (a)                                         14,092       47,355
Wesfarmers Ltd.                                              10,236      204,299
Westfield Holdings Ltd.                                      11,970      125,993
Westfield Trust                                              57,414      154,001
Westpac Banking Corp.                                        46,465      559,795
WMC Resources Ltd. (a)                                       31,551      133,837
Woodside Petroleum Ltd.                                      13,949      155,546
Woolworths Ltd.                                              29,187      259,493
                                                                      ----------
                                                                       9,850,396
                                                                      ----------
Austria (0.2%)
Bank Austria Creditansta (a)                                    797       40,714
Boehler-Uddeholm                                                249       16,816
Immofinaz Immobillien Anlage (a)                              1,989       15,806
Oest Elektrizatswirts Class A                                   309       36,092
OMV AG                                                          464       69,108
RHI AG (a)                                                      800       15,237
Telekom Austria TA (a)                                        5,992       74,068
Voest-Alpine AG                                                 646       26,319
Wienberger AG                                                   780       20,838
                                                                      ----------
                                                                         314,998
                                                                      ----------
Belgium (1.1%)
Agfa Gevaert NV                                               3,357       95,696
Barco (New) NV                                                  189       16,569
Bekaert NV                                                      274       17,453
Cofinimmo                                                       350       48,650
Colruyt SA                                                      497       47,895
Delhaize LE PS                                                2,118      108,945
Dexia                                                        17,365      299,200
Electrabel SA                                                   844      265,293
Fortis Group                                                 27,752      557,979
Groupe Bruxelles Lambert                                      2,000      112,689
Interbrew                                                     4,397      117,357
KBC Bankverzekeringsholding                                   2,584      120,660
Mobistar SA (a)                                                 600       33,678
Omega Pharma SA                                                 529       16,815
Solvay Et Cie Class A NPV                                     1,691      146,640
UCB BB                                                        2,664      100,438
Umicore                                                         422       29,622
                                                                     -----------
                                                                       2,135,579
                                                                     -----------
Denmark (0.7%)
AP Moller Maersk AS                                              30      216,494

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                            Shares      Value
                                                           -------   -----------
Common Stocks (Cont.)

Denmark (Cont.)
Bang & Olufsen Class B                                         395   $    16,528
Carlsberg AS Class B                                           555        25,573
Coloplast Class B                                              354        30,284
Danisco AS                                                   1,515        67,369
Den Danske Bank                                             14,159       332,199
DSV De Sammenslut Vogn Class B                                 426        18,835
GN Store Nord (a)                                            5,006        32,479
Group 4 Falck AS                                             2,087        42,778
H. Lundbeck AS                                               2,040        33,867
ISS AS (a)                                                   1,266        62,408
Kobenhavns Lufthavne                                           141        16,529
Novo Nordisk                                                 7,079       288,405
Novozymes AS Class B                                         1,549        56,548
Ostasiatiske Kompagni                                          700        30,594
TDC AS                                                       3,645       131,520
Topdanmark AS (a)                                              648        34,688
Vestas Wind Systems                                          2,998        48,755
William DeMant Holding (a)                                   1,061        35,857
                                                                     -----------
                                                                       1,521,710
                                                                     -----------
Finland (1.7%)
Amer Group                                                     694        30,069
Elisa OYJ - A (a)                                            3,716        49,684
Fortum                                                       9,782       100,929
KCI Konecranes                                                 347        12,080
Kesko OY Osake                                               1,987        34,788
Kone OYJ Class B                                             1,028        58,998
Metso OYJ                                                    3,527        43,064
Nokia OYJ                                                  130,437     2,255,661
Nokian Tyres                                                   205        15,489
Orion-Yhtyma Class B                                           803        17,239
Outokumpu OYJ                                                2,996        40,700
Pohjola Group PLC                                              604        16,151
Rautaruukki (a)                                              2,051        15,108
Sampo Insurance Co.                                          7,778        80,449
Stora Enso OY R                                             16,602       223,649
Tietoenator Corp.                                            2,312        63,283
UPM-Kymmene                                                 14,306       272,839
Uponor                                                         529        16,681
Wartsila Class B                                               822        15,760
                                                                     -----------
                                                                       3,362,621
                                                                     -----------
France (9.4%)
Accor SA                                                     5,450       246,789
Air France                                                   1,675        25,670
Air Liquide SA                                               2,701       476,967
Alcatel                                                     33,544       431,992
Alstom                                                      10,512        16,574
Alstom (a)                                                  10,512           398
Atos Ordinar (a)                                               689        44,062
Autoroutes Du Sud De La Fran                                 2,348        78,780
Aventis SA                                                  18,500     1,222,753
AXA Co.                                                     38,408   $   822,127
BIC                                                            856        39,561
BNP Paribas                                                 22,079     1,390,239
Bouygues                                                     5,573       194,858
Business Objects                                             1,752        61,103
Cap Gemini                                                   3,060       135,901
Carrefour Supermarche                                       15,460       848,661
Casino Guichard Perrachon                                    1,106       107,559
CNP Assurances                                                 826        43,009
Compagnie De Saint-Gobain                                    8,511       416,639
Credit Agricole SA                                           9,938       237,293
Dassault Systemes SA                                         1,552        70,787
Essilor International                                        2,692       139,218
European Aeronautic Defense                                  8,108       192,779
France Telecom SA (a)                                       29,593       845,833
Gecina (a)                                                     626        92,068
Groupe Danone                                                3,365       549,231
Hermes International SCA                                       208        40,246
Imerys SA                                                      237        49,893
Klepierre                                                      351        21,118
L'Oreal                                                      9,186       753,140
Lafarge SA                                                   4,606       410,170
Lagardere Groupe                                             3,346       193,171
LMVH Co. Moet Hennessy Loui V SA                             6,585       479,256
Michelin Class B                                             3,867       177,449
Pernod-Ricard                                                1,445       160,667
Peugeot SA                                                   5,082       258,971
Pinault-Printemps-Redoute SA                                 1,816       175,575
Publicis Groupe SA                                           2,675        86,715
Renault SA                                                   4,677       322,694
Sagem SA                                                       593        63,541
Sanofi-Synthelabo SA                                         9,988       752,122
Schneider SA                                                 5,674       371,443
Societe Generale Class A                                     8,912       786,881
Sodexho Alliance                                             2,580        77,810
Suez                                                        21,967       441,390
Technip SA                                                     618        66,882
Television Francaise                                         3,494       121,990
Thales SA                                                    2,198        73,886
Thomson Multimedia                                           5,020       106,820
Total Fina SA                                               17,592     3,270,757
Unibail                                                      1,216       114,038
Valeo                                                        1,981        79,335
Veolia Environnement                                         6,701       180,034
Vinci SA                                                     1,768       146,404
Vivendi Universal SA (a)                                    24,783       602,381
Wanadoo (a)                                                 10,682        87,579
Zodiac                                                       1,419        41,632
                                                                     -----------
                                                                      19,244,841
                                                                     -----------
Germany (6.9%)
Adidas Salomon AG                                            1,345       153,195

                See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                            Shares      Value
                                                           -------   -----------
Common Stocks (Cont.)

Germany (Cont.)
Allianz AG                                                   7,819   $   987,039
Altana AG                                                    2,000       120,207
BASF AG                                                     14,772       830,644
Bayer AG                                                    17,832       522,273
Bayerische Hypo Vereinsbank                                  9,983       230,938
Beiersdorf                                                     689        83,605
Celesio AG                                                     968        46,947
Commerzbank AG                                              12,673       248,568
Continental AG                                               3,263       123,762
Daimler Chrysler AG                                         23,642     1,103,371
Deutsche Bank AG                                            14,230     1,179,250
Deutsche Boerse AG                                           2,844       155,509
Deutsche Lufthansa                                           5,458        91,219
Deutsche Post AG                                            10,703       220,729
Deutsche Telekom AG (a)                                     69,176     1,266,072
Douglas Holding AG                                           1,264        35,139
E.On AG                                                     16,863     1,100,517
Epcos AG (a)                                                 1,433        32,355
Fresenius Medical Care                                         877        62,390
Heidelbergcement AG (a)                                      1,373        58,034
Hypo Real Estate Holding (a)                                 3,418        85,321
Infineon Technologies AG (a)                                13,069       181,660
Karstadtquelle AG                                            1,402        34,661
Linde AG                                                     2,214       119,245
M.A.N. AG                                                    3,018        91,552
Merck KGAA                                                   1,382        57,577
Metro AG                                                     4,095       180,525
MLP AG (a)                                                   1,705        33,334
Muenchener Rueckvers AG                                      4,104       497,573
Puma AG                                                        410        72,401
RWE AG                                                      11,258       445,463
SAP AG                                                       5,548       931,780
Schering AG                                                  4,814       243,796
Siemens AG                                                  21,893     1,753,536
Suedzucker AG                                                1,165        22,189
Thyssen Krupp                                                8,762       173,184
TUI AG                                                       3,267        68,117
Volkswagen AG                                                6,169       343,543
VVPR Heildelberger                                             295             4
                                                                     -----------
                                                                      13,987,224
                                                                     -----------
Greece (0.5%)
Alpha Bank AE                                                5,097       154,170
Bank of Piraeus                                              4,228        51,623
Coca Cola Hellenic Bottling                                  1,990        41,467
Commercial Bank of Greece                                    1,767        44,398
Duty Free Shops                                                860        16,879
EFG Eurobank                                                 5,610       109,256
Greek Org of Football Progno                                 3,750        53,923
Hellenic Petroleum                                           1,849        16,232
Hellenic Technodomiki Tev SA                                 2,580        16,271
Hellenic Telecommunications                                  8,299       109,704
Intracom SA                                                  2,430        16,551
National Bank of Greece                                      5,904   $   154,451
Public Power Corp.                                           3,059        75,626
Titan Cement Co. S.A.                                          490        20,062
Viohalco                                                     2,850        18,478
Vodafone Panafon SA                                          3,330        25,958
                                                                     -----------
                                                                         925,049
                                                                     -----------
Hong Kong (1.6%)
ASM Pacific Technology                                       3,500        15,328
Bank of East Asia Hong Kong                                 41,205       126,583
BOC Hong Kong Holdings Ltd.                                 71,500       134,461
Cathay Pacific Airways Ltd.                                 30,000        56,997
Cheung Kong Holdings Ltd.                                   41,000       326,105
Cheung Kong Infrastructure                                   6,000        13,447
CLP Holdings Ltd.                                           51,783       246,789
Espirit Holdings Ltd.                                       18,000        59,933
Giordano International Ltd.                                 34,000        15,766
Hang Lung Properties Ltd.                                   30,000        38,449
Hang Seng Bank Ltd.                                         21,074       276,875
Henderson Land Development                                  18,000        79,525
Hong Kong & China Gas                                      108,534       165,661
Hong Kong Electric                                          41,500       164,106
Hong Kong Exchange & Clearing                               30,000        65,111
Hopewell Holdings                                           10,000        15,392
Hutchison Whampoa Ltd.                                      58,210       429,250
Hysan Development Co.                                       10,000        15,457
Johnson Electric Holdings                                   44,716        57,021
Li & Fung Ltd.                                              46,000        78,804
MTR Corp.                                                   43,500        57,431
New World Development                                       42,000        33,812
PCCW Ltd. (a)                                               93,000        60,494
Shangri-La Asia Ltd.                                        20,000        18,806
Sino Land Co.                                               50,000        28,498
Sun Hung Kai Properties                                     36,000       297,929
Swire Pacific Ltd. "A"                                      27,000       166,585
Techtronic Industries Co.                                   10,000        27,758
Television Broadcasts Ltd.                                   8,000        40,394
Wharf Holdings Ltd.                                         35,114        97,242
Yue Yen Industrial Holdings                                 10,500        28,875
                                                                     -----------
                                                                       3,238,884
                                                                     -----------
Ireland (0.7%)
Allied Irish Bank PLC                                       23,242       372,317
Bank of Ireland                                             26,921       367,413
CRH PLC                                                     13,934       286,131
DCC PLC                                                      2,802        38,241
Elan Corp. (a)                                              10,093        69,510
Fyffes PLC                                                   8,271        17,214
Grafton GRP PLC (a)                                          3,089        21,313
Greencore Group PLC                                          2,794        12,511
Independent News & Media PLC                                14,216        33,711
Irish Life & Permanent PLC                                   7,860       126,902

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                             Shares     Value
                                                            -------   ----------
Common Stocks (Cont.)

Ireland (Cont.)
Kerry Group PLC Class A (a)                                   3,805   $   71,512
Ryanair Holdings PLC (a)                                      9,352       77,736
                                                                       ---------
                                                                       1,494,511
                                                                       ---------
Italy (3.8%)
Alleanza Assicurazioni SpA Azione                            12,652      138,521
Arnoldo Mondadori Editore                                     4,696       42,115
Assicurazione Generali SpA                                   25,586      677,731
Autogrill SpA                                                 3,779       54,054
Autostrade SpA (a)                                            4,906       86,078
Banca Fideuram SpA                                            7,674       45,591
Banca Intesa                                                 23,277       66,648
Banca Intesa SpA                                             97,143      405,344
Banca Monte Dei Paschi Siena                                 28,918       91,372
Banca Nazionale Lavoro                                       46,101      110,193
Banca Popolare Di Milano                                     11,081       72,541
Banca Popolare Di Verona                                     10,047      170,069
Banche Popolari Unite (a)                                     8,543      154,739
Benetton Group                                                2,660       30,566
Bulgari SpA                                                   3,409       31,604
Capitalia SpA                                                38,089      111,461
Enel SpA                                                     63,577      432,239
ENI Spa                                                      70,208    1,324,811
Fiat (a)                                                     13,817      105,963
Fineco SpA (a)                                               56,095       39,552
Finmeccanica SpA                                            155,690      121,952
Gruppo Editoriale L'Espresso                                  6,072       37,835
Italcementi SpA                                               1,619       20,197
Luxottica Group SpA                                           3,880       67,048
Mediaset SpA                                                 16,798      199,592
Mediobanca SpA                                               12,750      138,307
Mediolanum SpA                                                6,217       49,011
Parmalat Finanziaria SpA (b)                                 15,400        2,137
Pirelli & Co.                                                59,794       60,865
RAS SpA                                                       8,591      146,289
San Paolo - IMI SpA                                          27,376      357,048
Seat Pagine Gaille (a)                                      100,452       95,662
Snam Rete Gas                                                21,034       89,145
SNIA SpA                                                     12,568       31,230
Telecom Italia (a)                                          249,683      740,103
Telecom Italia Media (a)                                     38,241       19,005
Telecom Italia RNC (a)                                      163,138      332,325
TIM SpA                                                     102,768      558,690
Tiscali SpA (a)                                               4,618       32,270
Unicredito Italiano SpA                                      99,284      535,992
                                                                       ---------
                                                                       7,800,398
                                                                       ---------
Japan (21.2%)
ACOM Co. Ltd.                                                 1,910       86,616
Aderans Co. Ltd.                                                900       14,520
Advantest Corp.                                               1,790      141,971
Aeon Co. Ltd.                                                 6,400      214,388
Aeon Credit Service Co. Ltd.                                    400   $   17,057
Aiful Corp.                                                   1,150       84,128
Ajinomoto Co. Inc.                                           16,000      184,081
All Nippon Airways Co. Ltd. (a)                               5,000       12,364
Alps Eelectronics Co. Ltd.                                    4,000       58,524
Amada Co. Ltd.                                                7,000       36,447
Anritsu Corp. (a)                                             2,000       13,343
Aoyama Trading Co. Ltd.                                       1,600       31,651
Ariake Japan Co. Ltd.                                           400       12,727
Asahi Breweries Ltd.                                         10,200       92,987
Asahi Glass Co. Ltd.                                         22,000      180,648
Asahi Kasei Corp.                                            35,000      190,072
Asatsu Inc.                                                     800       20,603
Autobacs Seven                                                  600       13,801
Bandai Co. Ltd.                                               2,200       55,426
Bank of Fukuoka Ltd.                                         17,000       71,382
Bellsystem 24 Inc.                                               70       14,304
Benesse Corp                                                  2,000       48,801
Bridgestone Corp.                                            18,000      242,027
Canon Inc.                                                   23,000    1,070,915
Capcom Co. Ltd.                                               1,400       17,244
Casio Computer Co. Ltd.                                       6,000       63,488
Central Glass Co. Ltd.                                        6,000       37,846
Central Japan Railway                                            26      224,652
Chiba Bank Ltd.                                              19,000       77,830
Chubu Electric Power Co.                                     16,800      350,359
Chugai Pharmaceutical Co. Ltd.                                6,200       89,150
Citizen Watch Co. Ltd.                                        8,000       73,528
Coca-Cola West Japan Co. Ltd.                                   800       15,676
Comsys Holdings Corp. (a)                                     2,000       12,802
Credit Saison Co. Ltd.                                        4,000       90,324
CSK Corp.                                                     1,900       68,611
Dai Nippon Printing Co. Ltd.                                 17,000      238,733
Daicel Chemical Industries                                    7,000       28,870
Daido Life Insurance Co. Ltd.                                    34      101,204
Daiichi Pharmaceutical                                        6,700      120,721
Daikin Industries Ltd.                                        5,000      115,471
Dainippon Ink & Chemical Inc.                                22,000       41,877
Dainippon Screen Manufacturing Co. Ltd. (a)                   2,000       13,679
Daito Trust Construction Co. Ltd.                             2,600       77,148
Daiwa House Industry                                         12,000      127,648
Daiwa Securities Group Inc.                                  33,000      224,475
Denki Kagaku Kogyo                                           14,000       45,069
Denso Corp.                                                  13,200      259,886
Dentsu Inc.                                                       7       35,271
Dowa Mining Co. Ltd.                                          6,000       32,248
East Japan Railway Co.                                           89      419,380
Ebara Corp.                                                   9,000       39,134
Eisai Co. Ltd.                                                6,400      172,586
Familymart Co. Ltd.                                           1,900       43,258
Fanuc Co.                                                     3,900      233,629
Fast Retailing Co. Ltd.                                       1,400       85,042

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                               Shares    Value
                                                               ------   --------
Common Stocks (Cont.)

Japan (Cont.)
Fuji Electric Holdings Co. LT                                  15,000   $ 32,892
Fuji Photo Film Co. Ltd.                                       13,000    419,707
Fuji Television Network Inc.                                        7     37,884
Fujikura Ltd.                                                   9,000     53,075
Fujisawa Pharmaceutical                                         7,300    155,645
Fujitsu Ltd. (a)                                               44,000    259,476
Furkukawa Electric Co. Ltd.                                    15,000     49,827
Gunma Bank Ltd.                                                11,000     49,165
Gunze Ltd.                                                      3,000     13,577
Hankyu Department Stores                                        2,000     13,399
Hino Motors Ltd.                                                5,000     35,644
Hirose Electric Co. Ltd.                                          900    103,294
Hitachi Cable Ltd.                                              4,000     15,004
Hitachi Chemical Co. Ltd.                                       2,300     38,630
Hitachi Ltd.                                                   78,000    470,169
Hitachi Sofware Engineering                                       500     12,900
Hokugin Financial Group Inc. (a)                               24,000     32,472
Honda Motor Co. Ltd.                                           21,100    937,165
Hoya Corp.                                                      3,000    275,450
Isetan                                                          5,000     55,053
Ishikawajima-Harima Heavy Industry                             35,000     49,967
ITO EN Ltd.                                                       600     25,809
ITO Yokado Co. Ltd.                                            10,000    314,454
Itochu Corp.                                                   37,000    122,217
Itochu Techno-Science Corp.                                       900     28,049
JAFCO Co. Ltd.                                                    800     62,853
Japan Airlines System Corp.                                    18,000     47,532
Japan Real Estate Investment                                        9     56,938
Japan Tobacco Inc.                                                 19    139,171
JFE Holdings Inc. (a)                                          12,400    338,434
JGC Corp.                                                       6,000     62,592
Joyo Bank Ltd.                                                 21,000     68,583
JSR Corp.                                                       5,000    111,738
Kajima Corp.                                                   23,000     74,685
Kamigumi Co. Ltd.                                               7,000     49,510
Kanebo Ltd. (a)                                                17,000     17,132
Kaneka Corp.                                                    7,000     52,253
Kansai Electric Power                                          18,300    320,681
KAO Corp.                                                      15,000    305,123
Katokichi Co. Ltd.                                                900     14,722
Kawasaki Heavy Industries Ltd.                                 37,000     45,572
Kawasaki Kisen Kaisha Ltd.                                     14,000     69,628
Keihin Electric Express Railway                                12,000     70,430
Keio Teito Electric Railway  Co. Ltd.                          15,000     77,960
Keyence Corp.                                                     880    185,492
Kikkoman Corp.                                                  2,000     14,220
Kinden Corp.                                                    3,000     14,136
Kinki Nippon Railway (a)                                       41,000    123,187
Kirin Brewery Co. Ltd.                                         20,000    170,570
Kokuyo Co. Ltd.                                                 1,300     14,132
Komatsu Ltd.                                                   27,000    171,317
Komori Corp.                                                    1,000     14,808
Konami Co. Ltd.                                                 2,300     66,959
Konica Minolta Holdings Inc.                                   11,000   $147,905
Kouo Seiko Co. Ltd.                                             2,000     20,547
Kubota Corp.                                                   28,000    115,480
Kuraray Co. Ltd.                                               11,000     92,787
Kurita Water Industries Ltd.                                    3,000     36,195
Kyocera Corp.                                                   4,500    299,804
Kyowa Hakko Kogyo Ltd.                                         10,000     63,637
Kyushu Electric Power Co.                                      10,600    182,288
Lawson Inc.                                                     1,600     54,642
Mabuchi Motor Corp.                                               900     69,282
Makita Corp.                                                    2,000     20,024
Marubeni Corp.                                                 37,000     70,775
Marui Co. Ltd.                                                  9,000    113,371
Matsumotokiyoshi Co. -WHEN ISS                                    300      6,732
Matsumotokiyoshi Co. Ltd.                                         300      6,732
Matsushita Electric Industries                                 57,000    788,224
Matsushita Electric Works                                      12,000    107,829
Meiji Dairies Corp.                                             4,000     17,169
Meiji Seika Kaisha Ltd.                                         9,000     36,279
Meitec Corp.                                                      800     30,755
Millea Holdings Inc.                                               40    522,534
Minebea Co. Ltd.                                               11,000     55,837
Mitsubishi Chemical Corp.                                      47,000    122,357
Mitsubishi Corp.                                               28,000    296,799
Mitsubishi Electric Corp.                                      49,000    203,462
Mitsubishi Estate Co. Ltd.                                     27,000    255,967
Mitsubishi Gas Chem Co.                                        10,000     34,058
Mitsubishi Logistics Corp.                                      2,000     16,628
Mitsubishi Heavy Industries Ltd.                               78,000    216,889
Mitsubishi Materials Corp. (a)                                 30,000     46,188
Mitsubishi Rayon Co.                                           16,000     60,017
Mitsubishi Tokyo Financial                                        110    858,076
Mitsui & Co.                                                   33,000    265,737
Mitsui Chemicals Inc.                                          15,000     87,478
Mitsui Engineering & Shipbuilding                              23,000     37,986
Mitsui Fudosan Co. Ltd.                                        20,000    180,648
Mitsui Mining & Smelting Co. Ltd.                              14,000     58,132
Mitsui OSK Lines Ltd.                                          22,000    107,362
Mitsui Sumitomo Insurance Co.                                  35,000    287,394
Mitsui Trust Holding Inc. (a)                                  15,000     83,839
Mitsukoshi Ltd. (a)                                            10,000     40,683
Mitsumi Electric Co. Ltd.                                       1,600     17,617
Mizuho Financial Group Inc. (a)                                   165    500,373
Murata Manufacturing Co. Ltd.                                   6,200    334,963
Namco Ltd.                                                        700     19,399
NEC Corp.                                                      43,000    316,572
Net One Systems Co. Ltd.                                            4     30,792
NGK Insulators Ltd.                                             9,000     67,183
NGK Spark Plug Co. Ltd.                                         5,000     40,543
Nichii Gakkan Co.                                                 550     31,203
Nichirei Corp.                                                  5,000     16,189
Nidec Corp.                                                     1,000     95,456
Nikko Cordial Corp.                                            35,000    194,971

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                             Shares      Value
                                                            -------   ----------
Common Stocks (Cont.)

Japan (Cont.)
Nikon Corp. (a)                                               7,000   $  105,552
Nintendo Co. Ltd.                                             2,700      251,936
Nippon Express Co. Ltd.                                      22,000      103,872
Nippon Meat Packers Inc. Osaka                                5,000       48,894
Nippon Mining Holdings Inc.                                  14,500       50,602
Nippon Oil Corp.                                             35,000      178,315
Nippon Sanso Co.                                              3,000       12,681
Nippon Sheet Glass Ltd.                                       9,000       26,285
Nippon Shokubai Co. Ltd.                                      2,000       15,172
Nippon Steel Corp.                                          146,000      313,334
Nippon Unipac Holding                                            24      123,841
Nippon Yusen Kabushiki Kaish                                 25,000      113,138
Nishimatsu Construction Co.                                   4,000       13,250
Nissan Chemical Industries                                    3,000       26,733
Nissan Motor Co. Ltd.                                        67,600      772,067
Nisshin Seifun Group Inc.                                     6,000       53,410
Nisshinbo Industries Inc.                                     3,000       16,712
Nissin Food Products Co. Ltd.                                 2,600       64,776
Nitto Denko Corp.                                             4,200      223,383
Nomura Holdings Inc.                                         48,000      817,393
Nomura Research Institute                                       500       48,754
NSK Ltd.                                                     13,000       47,429
NTN Corp.                                                    12,000       57,218
NTT Corp.                                                       144      694,672
NTT Data Corp.                                                   35      132,267
NTT Docomo Inc.                                                 476    1,079,295
OBIC Co. Ltd.                                                   200       40,235
Office Building Fund of Japan                                     7       44,938
Ohbayashi Corp.                                              18,000       80,452
OJI Paper Co. Ltd.                                           22,000      142,055
OKI Electrick Industries Co. Ltd. (a)                        16,000       62,555
Okumura Corp.                                                 3,000       12,765
Olympus Corp.                                                 6,000      130,167
Omron Corp.                                                   6,000      121,769
Onward Kashiyama Co. Ltd.                                     4,000       48,521
Oracle Corp.                                                    900       46,608
Oriental Land Co. Ltd.                                        1,400       86,349
Orix Corp.                                                    2,100      173,612
Osaka Gas Co. Ltd.                                           57,000      154,241
Pioneer Corp.                                                 4,400      121,527
Promise Co. Ltd.                                              2,550      111,118
QP Corp.                                                      1,800       14,948
Resona Holdings Inc. (a)                                    122,000      153,681
Ricoh Co. Ltd.                                               17,000      335,495
Rohm Co. Ltd.                                                 2,900      339,871
Sankyo Co. Ltd.                                              10,000      188,019
Sankyo Co. Ltd. GUNMA                                         1,600       50,761
Sanyo Electric Co. Ltd.                                      41,000      214,239
Sapporo Breweries                                             6,000       16,516
Secom Co. Ltd.                                                5,500      205,281
Sega Corp. (a)                                                2,800       26,649
Seiko Epson Corp.                                             1,400       65,317
Seino Tranportation Co. Ltd.                                  2,000       16,535
Sekisui House Ltd.                                           14,000   $  144,611
Sekisui Chemical                                             13,000       66,231
Seven Eleven Japan Ltd.                                      11,000      333,582
Seventy Seven Bank Ltd.                                      10,000       56,359
Sharp Corp.                                                  26,000      410,245
Shimachu Co. Ltd.                                             1,500       29,743
Shimamura Co. Ltd.                                              600       40,758
Shimano Inc.                                                  2,200       45,572
Shimizu Corp.                                                16,000       60,913
Shin-Etsu Chemical Co. Ltd.                                   9,800      400,523
Shionogi & Co. Ltd.                                           8,000      148,997
Shiseido Co. Ltd.                                            10,000      121,583
Shizuoka Bank Ltd.                                           17,000      125,632
Showa Denko                                                  30,000       67,463
Showa Shell Sekiyu                                            3,100       25,195
Skylark Co. Ltd.                                              2,100       34,683
SMC Corp.                                                     1,400      174,265
Softbank Corp.                                                5,500      168,331
Sompo Japan Insurance Co.                                    21,000      172,632
Sony Corp.                                                   23,900      827,368
Stanley Electric Co. Ltd.                                     4,000       77,447
Sumitomo Balelite Co. Ltd.                                    5,000       32,612
Sumitomo Chemical Co. Ltd.                                   31,000      127,853
Sumitomo Corp.                                               20,000      149,109
Sumitomo Electric Industries                                 17,000      151,964
Sumitomo Heavy Industries (a)                                14,000       31,744
Sumitomo Metal Industries                                    90,000       89,017
Sumitomo Metal Mining Co. Ltd.                               14,000      103,854
Sumitomo Mitsui Financial                                       101      538,126
Sumitomo Osaka Cement Co. Ltd.                                6,000       11,757
Sumitomo Realty & Development                                 9,000       79,276
Sumitomo Trust & Banking                                     26,000      152,841
Surgua Bank Ltd.                                              5,000       32,145
Suzuken Co. Ltd.                                              1,200       38,966
Taiheyo Cement Corp.                                         20,000       56,546
Taisei Corp.                                                 24,000       87,786
Taisho Pharmaceutical Co. Ltd.                                5,000       89,391
Taiyo Yuden Co. Ltd.                                          3,000       39,218
Takara Holdings Inc.                                          5,000       46,841
Takashimaya Co. Ltd.                                          7,000       49,967
Takeda Chemical Industries                                   23,000      912,102
Takefuji Corp.                                                1,910       89,289
TDK Corp.                                                     3,100      223,309
Teijin Ltd.                                                  22,000       64,664
Teikoku Oil Co.                                               3,000       15,088
Terumo Corp.                                                  4,400       83,550
The Bank of Yokohama Ltd.                                    27,000      125,464
The Daimaru Inc.                                              6,000       33,312
THK Co. Ltd.                                                  2,600       52,888
TIS Inc.                                                        800       27,023
Tobu Railway Co. Ltd.                                        24,000       85,770
Toda Corp.                                                    9,000       25,446
TOHO Co. Ltd.                                                 3,800       48,364

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                            Shares      Value
                                                            ------   -----------
Common Stocks (Cont.)

Japan (Cont.)
Tohoku Electric Power                                       11,500   $   190,683
Tokyo Broadcasting System                                    1,000        15,928
Tokyo Electric Power Co.                                    30,900       677,568
Tokyo Electron Ltd.                                          4,100       311,412
Tokyo Gas Co. Ltd.                                          70,000       249,510
Tokyo Style Co. Ltd.                                         1,000        10,805
Tokyu Corp.                                                 27,000       138,565
Tonengeneral Sekiyu                                          9,000        74,489
Toppan Printing Co. Ltd.                                    16,000       166,465
Toray Industries Inc.                                       34,000       142,129
Toshiba Corp.                                               75,000       284,128
Tosoh Corp.                                                 11,000        36,745
Tostem Inax Holding Corp.                                    7,000       135,206
Toto Ltd.                                                    9,000        76,253
Toy Suisan Kaisha Ltd.                                       2,000        22,226
Toyo Seikan Kaisha Ltd.                                      5,000        69,889
Toyobo Co. Ltd.                                              6,000        13,101
Toyoda Gosei Co. Ltd.                                        1,600        46,132
Toyota Industries Corp.                                      4,700        99,771
Toyota Motor Corp.                                          73,600     2,486,069
Trend Micro Inc. (a)                                         2,500        67,066
UBE Industries Ltd.                                         19,000        38,117
UFJ Holdings (a)                                                97       466,129
UNI Charm Corp.                                              1,200        59,009
UNY Co. Ltd.                                                 5,000        51,320
Ushio Inc.                                                   4,000        66,399
USS Co. Ltd.                                                   580        41,023
Wacoal Corp.                                                 4,000        32,957
West Japan Railway Co.                                          28       109,993
World Co. Ltd.                                               1,000        31,819
Yakult Honsha Co. Ltd.                                       3,000        46,888
Yamada Denki Co. Ltd.                                        2,100        70,542
Yamaha Corp.                                                 4,200        82,495
Yamaha Motor Co. Ltd.                                        2,000        21,816
Yamanouchi Pharmaceutical                                    8,600       267,220
Yamato Transport Co. Ltd.                                   11,000       129,533
Yamazaki Baking BAKING Co. Ltd.                              1,000         8,295
Yokogawa Electric Corp.                                      6,000        86,666
                                                                     -----------
                                                                      43,177,674
                                                                     -----------
Luxembourg (0.1%)
Arcelor                                                      9,456       164,836
                                                                     -----------
Netherlands (5.4%)
ABN Amro Holdings NV                                        41,428       969,334
Aegon NV                                                    36,720       543,296
AKZO Nobel                                                   7,735       298,550
ASML Holding NV (a)                                         12,563       249,104
Corio NV                                                     1,000        38,723
DSM NV                                                       2,423       119,286
Euronext                                                     2,472        62,579
Hagemeyer NV                                                 1,129         2,549
Heineken NV                                                  5,520       210,202
IHC Caland NV                                                  725   $    39,323
ING Groep NV CVA                                            47,965     1,118,657
Koninklijke Holdings NV (a)                                 30,911       235,497
Koninklijke KPN NV (a)                                      57,504       443,900
Koninklijke Numico NV (a)                                    4,187       115,713
OCE NV                                                       2,286        35,034
Philips Electronics NV                                      35,970     1,050,333
Qiagen NV (a)                                                4,066        49,902
Reed Elsevier NV                                            17,321       215,201
Rodamco Continental Europe                                   1,401        81,589
Royal Dutch Petroleum Co.                                   56,958     3,003,078
Stmicroelectronics NV                                       15,859       430,081
TNT Post Group                                               9,507       222,685
Unilever NV                                                 15,786     1,032,420
Vedior NV                                                    2,256        35,286
Vendex International                                         2,907        40,518
VNU NV                                                       6,096       192,614
Wereldhave NV                                                  248        18,566
Wolters Kluwer - CVA                                         7,665       119,886
                                                                     -----------
                                                                      10,973,906
                                                                     -----------
New Zealand (0.2%)
Auckland International Airport                               9,414        43,327
Carter Holt Harvey Ltd.                                     25,802        31,848
Contact Energy Ltd.                                          6,217        21,960
Fisher & Paykel Appliances Class H                           6,917        17,439
Fisher & Paykel Healthcare Class C                           1,981        16,453
Fletcher Building Ltd.                                       9,750        27,142
Sky City Entertainment Group                                20,441        61,868
Telecom Corp. of New Zealand                                55,518       195,738
Warehouse Group Ltd.                                         6,267        21,067
                                                                     -----------
                                                                         436,842
                                                                     -----------
Norway (0.5%)
Aker Kvaerner ASA (a)                                          913        15,610
DNB Holding ASA                                             20,983       140,038
Frontline Ltd.                                               1,377        35,704
Norsk Hydro ASA                                              4,066       250,886
Norske Skogindustrier Class ASA                              3,165        60,419
Orkla AS Class A                                             5,839       130,774
Schibsted                                                    1,284        22,099
Statoil ASA                                                 12,105       136,010
Storebrand ASA (a)                                           4,702        30,603
Tandberg ASA                                                 2,444        18,001
Telenor ASA                                                 17,939       117,296
Tomra Systems                                                5,858        35,309
                                                                     -----------
                                                                         992,749
                                                                     -----------
Portugal (0.4%)
Banco Comercial Portugues SA                                59,096       131,937
Banco Espirito Santo                                         3,616        59,294
BPI SPGS SA                                                 15,160        55,836

                See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                             Shares     Value
                                                            -------   ----------
Common Stocks (Cont.)

Portugal (Cont.)
Brisa Auto Estradas                                           7,900   $   52,813
Electricdade De Portugal SA                                  53,151      140,118
Portugal Telecom SA                                          25,107      252,716
PT Multimedia Servicos (a)                                    1,633       31,721
Sonae SGPS SA (a)                                            17,707       14,741
                                                                      ----------
                                                                         739,176
                                                                      ----------
Singapore (0.8%)
Capitaland Ltd.                                              29,128       26,584
Chartered Semiconductor
   Manufacturing Ltd.                                        30,600       31,171
City Developments                                            12,031       42,859
Comfortdelgro Corp. Ltd.                                     38,000       18,236
Creative Technology Ltd.                                      1,500       15,810
Cycle & Carriage Ltd.                                         4,000       13,661
DBS Group Holdings Ltd.                                      30,445      263,523
Fraser & Neave Ltd.                                           6,300       46,741
Haw Par Corp. Ltd.                                            8,374       21,991
Keppel Corp. Ltd.                                            16,001       57,473
Neptune Orient Lines Ltd. (a)                                26,000       33,068
Overseas-Chinese Banking Corp.                               28,000      199,494
Sembcorp Industries Ltd.                                     20,000       14,838
Singapore Airlines Ltd.                                      16,000      105,517
Singapore Exchange Ltd.                                      16,000       15,922
Singapore Post Ltd.                                          38,000       15,551
Singapore Press Holdings                                     11,400      126,868
Singapore Technologies Engineering                           39,381       47,305
Singapore Telecommunications (b)                            179,000      206,583
United Overseas Bank                                         33,616      261,280
Venture Corp. Ltd.                                            6,397       75,334
                                                                      ----------
                                                                       1,639,809
                                                                      ----------
Spain (3.6%)
Abertis Infraestructuras SA                                   6,158       93,131
Acerinox SA                                                   1,288       60,728
Activadades De Construccion                                   2,784      135,899
Aguas De Barcelona                                            2,139       31,918
Altadis SA                                                    7,728      219,323
Amadeus Global Travel                                         6,915       44,919
Antena 3 Television (a)                                         439       19,347
Banco Bilbao Vizcaya Argenta                                 82,887    1,144,817
Banco Popular Espanol                                         4,351      259,589
Banco Santander Central                                     116,380    1,378,414
Corporacion Mapfre SA                                         2,223       31,489
Endesa SA                                                    24,837      477,754
Fomento De Construct Y Contra                                 1,659       61,187
Gas Natural SDG SA                                            5,864      137,206
Grupo Acciona SA                                                642       39,072
Grupo Ferrovial                                               1,726       60,480
Iberia (Linea Aer De Espana)                                 12,205       35,100
Inditex                                                       6,086      123 593
Indra Sistemas SA                                             3,438       44,102
Iberdrola SA                                                 21,076   $  416,575
NH Hoteles SA (a)                                             1,345       15,455
Promotora De Infom SA                                         1,529       22,179
Repsol VPF SA                                                25,032      488,136
Sacyr Vallenhermoso SA                                        2,149       32,528
Telefonica Publicidad                                         3,771       20,691
Telefonica SA                                               128,871    1,892,099
Union Electrica Fenosa SA                                     5,277       99,110
Zeltia SA                                                     4,675       33,022
                                                                      ----------
                                                                       7,417,863
                                                                      ----------
Sweden (2.2%)
Alfa Laval AB                                                 1,115       16,968
ASSA Abloy AB Class B                                         8,400       99,815
Atlas Copco AB Class A                                        3,088      110,511
Atlas Copco AB Ser B                                          2,185       71,211
Axfood AB                                                       665       15,388
Billerud AB                                                   1,312       19,784
Castellum AB                                                    752       17,767
Drott AB Class B                                              2,474       46,934
Electrolux AB Class B                                         8,037      176,483
Eniro AB                                                      4,969       47,651
Ericsson LM Class B (a)                                     402,543      721,694
Gambro AB Class A                                             4,738       39,180
Gambro AB Class B                                             1,935       16,001
Getinge AB Class B (a)                                        3,815       36,584
Hennes & Mauritz                                             13,159      312,730
Hoganas Class B                                                 736       15,753
Holmen AB Class B                                             1,334       47,369
Modern Times Group (a)                                        1,492       31,415
Nordea AB                                                    65,340      490,370
OM AB                                                         2,116       26,320
Sandvik AB                                                    5,958      205,354
SAS AB (a)                                                    1,598       15,102
Securitas AB Class B                                          8,524      114,912
Skandia Forsakrings AB                                       23,872       86,924
Skandinaviska Enskilda Bankn Class A                         13,780      203,005
Skanska AB Class B                                           11,222       99,036
SKF AB Class A                                                  412       15,975
SKF AB Class B                                                2,275       87,898
Ssab Svenskt AB Series A                                      1,254       22,395
Svenska Cellulosa AB Class B                                  5,467      223,382
Svenska Handelbanken                                         15,196      310,454
Svenska Handelsbanken Class B                                   854       16,913
Swedish Match AB                                              9,931      101,445
Tele2 AB Class B (a)                                          2,454      130,966
Teliasonera AB                                               44,945      234,866
Trelleborg AB Class B                                         2,394       38,928
Volvo AB Class B                                              6,368      194,705
Volvo Akttiebolag AB Class A                                  2,774       81,347
WM Data AB (a)                                                7,612       16,398
                                                                      ----------
                                                                       4,559,933
                                                                      ----------

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31,2003

                                                            Shares      Value
                                                           -------   -----------
Common Stocks (Cont.)

Switzerland (7.4%)

ABB Ltd. (a)                                                48,098   $   243,844
Adecco SA                                                    3,691       237,263
CIBA Specialty Chemicals                                     2,053       158,862
CIE Fincance Richemont Class A                              14,670       352,293
Clariant AG                                                  3,936        58,081
Credit Suisse Group                                         32,441     1,186,946
Geberit AG Reg                                                  82        40,312
Givaudan                                                       218       113,164
Holcim Ltd.                                                  4,101       190,999
Kudelski SA Bearer (a)                                       1,008        33,294
Kuoni Reisen Holding                                            65        21,759
Logitech International (a)                                   1,222        52,862
Lonza AG                                                     1,250        71,862
Nestle SA                                                   10,969     2,740,587
Nobel Biocare Holding AG                                       507        49,465
Novartis AG                                                 64,843     2,943,953
Roche Holding AG                                            19,089     1,925,492
Roche Holdings AG Bearer                                       863       119,672
Schindler Holding AG (a)                                        81        19,779
Serono SA Class B                                              193       137,640
SGS Sociate General Surveillance
   Holding                                                     138        86,588
Sulzer AG                                                      133        35,811
Swiss Reinsurance                                            8,897       600,687
Swisscom AG                                                    738       243,464
Syngenta AG                                                  3,122       210,279
Synthes-Stratec Inc.                                           127       125,691
The Swatch Group AG                                          1,683        40,144
The Swatch Group AG Class B                                    889       106,745
UBS AG                                                      32,346     2,215,247
Unaxis Holding AG                                              256        36,276
Valora Holding AG                                               69        17,184
Zurich Financial Services (a)                                3,894       560,446
                                                                     -----------
                                                                      14,976,691
                                                                     -----------
United Kingdom (25.6%)
3I Group PLC                                                16,196       179,033
Aegis Group PLC                                             32,680        57,771
Aggreko PLC                                                  4,237        11,719
Alliance Unichem PLC                                         7,225        67,127
AMEC PLC                                                     8,402        39,106
Amersham PLC                                                19,210       263,246
Amvescap PLC                                                18,625       135,283
ARM Holdings (a)                                            29,885        68,746
Associated British Ports Holdings PLC                        9,292        74,687
Astrazeneca PLC                                             46,842     2,247,293
Aviva PLC                                                   61,174       536,876
BAA PLC                                                     29,981       266,340
BAE Systems PLC                                             85,310       256,948
Balfour Beatty PLC                                          11,946        46,726
Barclays PLC                                               177,619     1,584,259
Barratt Developments PLC                                     6,776        65,866
BBA Group PLC                                               14,364   $    64,156
Berkeley Group                                               3,539        55,751
BG Group PLC                                                96,202       493,829
BHP Billiton PLC                                            66,599       581,804
BOC Group PLC                                               12,905       197,175
Boots Group PLC                                             22,431       277,470
BP Amoco PLC                                               603,801     4,896,451
BPB PLC                                                     13,757        85,456
Brambles Industries PLC                                     21,292        77,566
British Airways PLC                                         15,321        63,768
British American Tobacco                                    43,176       595,145
British Land Co. PLC                                        14,168       148,119
British Sky Broadcasting PLC                                34,227       430,738
BT Group PLC                                               236,426       796,746
Bunzl PLC                                                   13,686       104,554
Cable & Wireless PLC                                        67,939       162,364
Cadbury Schweppes PLC                                       56,414       414,310
Canary Wharf Finance PLC                                    14,131        67,732
Capita A Group PLC                                          18,672        81,224
Carlton Communications PLC                                  18,792        77,373
Carnival PLC                                                 4,734       190,763
Cattle's Holdings PLC                                        9,132        54,642
Celltech Group PLC                                           7,735        52,341
Centrica PLC                                               114,114       431,033
Close Brothers Group PLC                                     4,157        54,622
Cobham PLC                                                   3,104        64,846
Compass Group PLC                                           59,476       404,590
Daily Mail & General NV                                      8,451        99,697
Davis Service Group PLC                                      3,022        20,179
De La Rue Co. PLC                                            3,886        19,287
Diageo PLC                                                  85,025     1,118,725
Dixons Group PLC                                            53,152       132,259
Electrocomponents PLC                                       11,470        66,732
EMAP PLC                                                     6,902       105,888
EMI Group PLC                                               22,028        62,601
Enterprise Inns PLC                                          4,918        89,272
Exel PLC                                                     8,270       109,332
First Group                                                 10,218        50,028
FKI Babcock                                                 19,702        37,738
Friends Provident PLC                                       46,396       109,634
GKN PLC                                                     20,220        96,646
GlaxoSmithKline PLC                                        163,210     3,739,781
Granada PLC                                                 71,966       157,172
Great Portland Estates PLC                                   4,714        19,789
GUS PLC                                                     27,140       375,802
Hammerson PLC                                                8,693       100,762
Hanson                                                      19,948       146,500
Hays PLC                                                    47,484       102,004
HBOS PLC                                                   104,389     1,352,019
Hilton Group PLC                                            42,801       172,204
HSBC Holdings PLC                                          296,701     4,663,403
IMI PLC                                                     10,975        66,259
Imperial Chemical Industries                                32,444       115,578

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31,2003

                                                          Shares        Value
                                                        ---------   ------------
Common Stocks (Cont.)

United Kingdom (Cont.)
Imperial Tobacco Group PLC                                 19,800   $    389,895
Intercontinental Hotels Group (a)                          20,563        194,729
International Power PLC (a)                                30,481         67,388
Invensys PLC (a)                                           93,894         30,675
J Sainsbury PLC                                            39,661        222,050
Johnson Matthey Public Ltd.                                 6,371        111,883
Kelda Group PLC                                            11,353         95,318
Kesa Electricals PLC                                       14,346         66,066
Kidde PLC                                                  23,865         45,499
Kingfisher PLC                                             62,766        312,924
Land Securities Group                                      12,517        222,280
Legal and General PLC                                     175,361        314,707
Liberty International PL                                    7,551         92,256
Lloyds TSB Group PLC                                      153,084      1,227,714
Logica PLC                                                 21,951        100,695
Man E D & F Group                                           7,731        202,197
Marks & Spencer Group PLC                                  61,912        320,304
MFI Furniture Group PLC                                    17,686         47,807
Misys PLC                                                  13,712         51,977
Mitchells Butler                                           15,555         62,653
National Grid Transco PLC                                  83,539        598,563
Next PLC                                                    7,375        148,262
Novar PLC                                                  15,082         37,259
Pearson PLC                                                21,811        242,860
Penninsular & Orient Steam Navigation                      21,151         87,086
Persimmon PLC                                               7,040         67,676
Pilkington PLC                                             24,201         41,482
Provident Financial PLC                                     7,546         87,873
Prudential PLC                                             55,117        465,958
Rank Group PLC                                             17,010         85,033
Reckitt Benckiser PLC                                      16,743        378,852
Reed International PLC                                     35,115        293,719
Rentokil Initial PLC                                       48,949        166,489
Reuters Group PLC                                          39,934        167,996
Rexam PLC                                                  14,615        111,912
Rio Tinto PLC                                              28,785        795,100
RMC Group PLC                                               7,401         92,411
Rolls Royce Group                                          40,086        127,195
Royal Bank of Scotland Group PLC                           76,038      2,240,526
Royal Sun Alliance Insurance Group PLC                     80,444        127,086
Sabmiller PLC                                              21,835        226,319
Safeway PLC                                                28,690        145,861
Sage Group PLC                                             34,047        107,118
Schroders PLC                                               3,763         42,574
Scottish & Newcastle PLC                                   21,081        142,745
Scottish & Southern Energy PLC                             23,224        279,796
Scottish Power PLC                                         49,345        328,827
Securicor PLC                                              10,131         17,275
Serco Group                                                12,989         39,994
Severn Trent PLC                                            9,461        126,855
Shell Transport & Trading                                 262,657      1,953,662
Signet Group PLC                                           48,078         88,649
Slough Estates PLC                                         12,529         98,518
Smith & Nephew PLC                                         25,558   $    214,694
Smiths Group PLC                                           14,883        176,109
SSL International PLC                                       6,445         38,074
Stagecoach Holdings                                        33,082         46,489
Tate & Lyle PLC                                            12,603         70,278
Taylor Woodrow PLC                                         15,219         72,742
Tesco PLC                                                 198,895        917,724
TI Automotive Ltd. (a) (b)                                 12,271             --
Tomkins PLC                                                20,632         98,799
Unilever PLC                                               76,310        711,378
United Business Media                                       9,640         84,560
United Utilities PLC                                       16,016        142,065
United Utilities PLC Class A                                8,898         48,503
Vodafone Group PLC                                      1,866,049      4,626,603
Whitebread Holding PLC                                      8,452        108,787
William Hill PLC                                           12,448         95,152
Wimpey (George) PLC                                        10,939         73,091
Wolseley PLC                                               15,931        225,299
WPP Group PLC                                              32,480        318,920
Yell Group PLC                                             12,905         70,461
                                                                    ------------
                                                                      52,235,161
                                                                    ------------
Total Common Stocks
(cost $211,842,750)                                                  201,190,851
                                                                    ------------
Preferred Stocks (0.5%)

Australia (0.2%)
News Corp. Ltd. PFD                                        63,199        476,173
                                                                    ------------
Germany (0.3%)
Fresenius Medical Care PFD                                    763         38,448
Henkel KGAA Vorzug                                          1,636        127,941
Porsche AG PFD                                                223        132,348
Prosieben Sat 1 Media AG                                    1,575         26,323
RWE AG PFD                                                    901         31,764
Volkswagen AG PFD                                           2,887        104,694
Wella AG                                                      401         35,533
                                                                    ------------
                                                                         497,051
                                                                    ------------
Total Preferred Stocks
(cost $930,719)                                                          973,224
                                                                    ------------

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                       Principal
                                                         amount        Value
                                                      ----------   ------------
Repurchase Agreement (0.5%)
Investors Triparty Repurchase
   Agreements,(c)(d)
   0.600% to be repurchased at
   $1,021,099 on 01/02/2004                           $1,021,065   $  1,021,065
                                                                   ------------

Total Repurchase Agreement
(cost $1,021,065)                                                     1,021,065
                                                                   ------------
TOTAL INVESTMENTS (99.8%)
(cost $213,794,534)                                                 203,185,140

CASH AND OTHER ASSETS, NET OF
   LIABILITIES (0.2%) (d)                                               510,868
                                                                   ------------
NET ASSETS (100.0%)                                                $203,696,008
                                                                   ============

INTERNATIONAL FUND INDUSTRY CLASSES

          Industry                                             Value         %
------------------------------                             ------------   -----
Banks                                                      $ 29,090,359    14.3
Communications                                               23,546,230    11.6
Consumer Goods & Services                                    22,199,428    10.9
Mining & Refining                                            20,016,904     9.8
Machinery, Manufacturing,                                    19,500,469     9.6
   & Construction
Real Estate & Other Financial                                19,153,744     9.4
Health Care                                                  18,629,152     9.1
Transportation                                               13,380,907     6.6
Agriculture, Foods, & Beverage                                9,841,767     4.8
Retail                                                        9,011,198     4.4
Utilities & Energy                                            7,456,153     3.7
Chemicals                                                     5,479,835     2.7
Insurance                                                     4,432,342     2.2
Other                                                           395,965     0.2
Mining & Metals                                                  29,622     0.0
                                                           ------------   -----
Total Stocks                                                202,164,075    99.3
Short-term Investments                                        1,021,065     0.5
Cash and Other Assets, Net of                                   510,868     0.2
   Liabilities                                             ------------   -----
Net Assets                                                 $203,696,008   100.0%
                                                           ============   =====

(a)  Non-income producing security.
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from reg-istration, normally to qualified institutional buyers. At December 31, 2003, the value of these securities amounted to $2,137 or 0.001% of net assets.
(c) Repurchase agreement is fully collateralized by U.S. Treasury or Govern-ment Agency Securities.
(d) At December 31, 2003, these securities have been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

Approximately 34.2% of the investment securities are denominated in the Euro, followed by 21.8% in the British Pound, 21.3% in the Japanese Yen, 7.2% in the Swiss Franc, 5.0% in the Australian Dollar,4.7% in the United States Dollar and 2.0% in the Swedish Krona. The remaining investment securities, representing 3.8% of total investments, are denominated in five currencies, each of which represents less than 1.6% of total investments.

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                           Shares       Value
                                                         ---------   -----------
Investment in Mutual Funds (99.1%)
State Farm Variable Product Trust Bond
   Fund (38.6%)                                          2,597,197   $27,166,684
State Farm Variable Product Trust Large
   Cap Equity Index Fund (60.5%)                         3,777,501    42,572,439
                                                                     -----------
Total Investment in Mutual Funds
(cost $74,224,387)                                                    69,739,123
                                                                     -----------
Short-term Investments (0.1%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                              45,462   $    45,462
                                                                     -----------
Total Short-term Investments
(cost $45,462)                                                            45,462
                                                                     -----------
TOTAL INVESTMENTS (99.2%)
(cost $74,269,849)                                                    69,784,585

OTHER ASSETS, NET OF LIABILITIES (0.8%)                                  564,872
                                                                     -----------
NET ASSETS (100.0%)                                                  $70,349,457
                                                                     ===========


                 See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                             SCHEDULE OF INVESTMENTS
                                December 31,2003

                                                         Principal
                                                          amount        Value
                                                        ----------   -----------
Corporate Bonds (65.2%)

Aerospace/Defense (0.6%)
General Dynamics Corp.
3.000%, 05/15/2008                                      $1,000,000   $   976,365
                                                                     -----------
Agriculture, Foods, & Beverage(7.8%)
Coca-Cola
4.000%, 06/01/2005                                       1,000,000     1,032,750
Sysco Corp.
4.750%, 07/30/2005                                       1,000,000     1,044,588
Kellogg Co.
6.000%, 04/01/2006                                       1,000,000     1,071,540
Coca-Cola Enterprises Inc.
2.500%, 09/15/2006                                       1,000,000       997,283
Bottling Group LLC
2.450%, 10/16/2006                                       1,000,000       995,568
General Mills Inc.
5.125%, 02/15/2007                                       1,000,000     1,062,257
Dean Foods Co.
8.150%, 08/01/2007                                       1,000,000     1,105,000
Sara Lee Corp.
2.750%, 06/15/2008                                       1,000,000       966,684
Campbell Soup Co.
6.750%, 02/15/2011                                       1,000,000     1,142,403
HJ Heinz Co.
6.625%, 07/15/2011                                       1,000,000     1,131,841
ConAgra Foods Inc.
6.750%, 09/15/2011                                       1,000,000     1,120,873
Kraft Foods Inc.
5.625%, 11/01/2011                                       1,000,000     1,053,646
                                                                     -----------
                                                                      12,724,433
                                                                     -----------
Automotive (1.2%)
General Motors Corp.
7.200%, 01/15/2011                                       1,000,000     1,099,486
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011                                       1,000,000       872,500
                                                                     -----------
                                                                       1,971,986
                                                                     -----------
Building Materials & Construction (3.5%)
Vulcan Materials Co.
5.750%, 04/01/2004                                       2,000,000     2,019,458
Masco Corp.
6.750%, 03/15/2006                                         500,000       545,059
York International Corp.
6.625%, 08/15/2006                                       1,000,000     1,079,186
Hanson Australia Funding
5.250%, 03/15/2013                                       1,000,000       995,384
Leggett & Platt Inc.
4.700%, 04/01/2013                                       1,000,000       987,953
                                                                     -----------
                                                                       5,627,040
                                                                     -----------
Chemicals (5.2%)
PPG Industries Inc.
6.750%, 08/15/2004                                      $2,000,000   $ 2,064,680
Praxair Inc.
6.900%, 11/01/2006                                       1,000,000     1,114,335
The Dow Chemical Co.
5.750%, 12/15/2008                                       1,000,000     1,072,180
Great Lakes Chemical Corp.
7.000%, 07/15/2009                                       2,000,000     2,267,062
Air Products & Chemicals Inc.
4.125%, 12/01/2010                                       1,000,000       993,674
EI du Pont de Nemours and Co.
4.125%, 03/06/2013                                       1,000,000       962,774
                                                                     -----------
                                                                       8,474,705
                                                                     -----------
Computers (0.6%)
International Business Machines Corp.
4.125%, 06/30/2005                                       1,000,000     1,038,972
                                                                     -----------
Consumer & Marketing (5.9%)
The Procter & Gamble Co.
4.000%, 04/30/2005                                       1,000,000     1,030,606
The Gillette Co.
4.000%, 06/30/2005                                       1,000,000     1,035,485
Hasbro Inc.
5.600%, 11/01/2005                                       2,000,000     2,092,500
Steelcase Inc.
6.375%, 11/15/2006                                       1,000,000     1,045,742
Newell Rubbermaid Inc.
4.625%, 12/15/2009                                       1,000,000     1,005,765
Unilever Capital Corp.
7.125%, 11/01/2010                                       1,000,000     1,162,602
Clorox Co.
6.125%, 02/01/2011                                       1,000,000     1,111,999
Kimberly Clark Corp.
5.000%, 08/15/2013                                       1,000,000     1,022,149
                                                                     -----------
                                                                       9,506,848
                                                                     -----------
Electronic/Electrical Mfg. (1.6%)
Emerson Electric Co.
5.500%, 09/15/2008                                         500,000       539,526
5.750%, 11/01/2011                                       1,000,000     1,077,252
General Electric Co.
5.000%, 02/01/2013                                       1,000,000     1,011,335
                                                                     -----------
                                                                       2,628,113
                                                                     -----------
Financial Services (4.9%)
General Electric Capital Corp.
4.250%, 01/28/2005                                       1,000,000     1,028,131
Toyota Motor Credit
5.650%, 01/15/2007                                       1,000,000     1,102,145
JP Morgan Chase & Co.
5.350%, 03/01/2007                                       1,000,000     1,070,295

                 See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31,2003

                                                         Principal
                                                          amount        Value
                                                        ----------   -----------
Corporate Bonds (Cont.)

Financial Services (Cont.)
Citigroup Inc.
5.000%, 03/06/2007                                      $1,000,000   $ 1,061,636
General Motors Acceptance Corp.
6.150%, 04/05/2007                                       1,500,000     1,607,639
Bank One Corp.
2.625%, 06/30/2008                                       1,000,000       961,592
Ford Motor Credit Co.
7.375%, 02/01/2011                                       1,000,000     1,089,940
                                                                     -----------
                                                                       7,921,378
                                                                     -----------
Forest Products & Paper (2.0%)
MeadWestvaco Corp.
6.850%, 11/15/2004                                       1,000,000     1,039,591
International Paper Co.
7.875%, 08/01/2006                                       1,000,000     1,120,166
Weyerhaeuser Co.
6.125%, 03/15/2007                                       1,000,000     1,083,823
                                                                     -----------
                                                                       3,243,580
                                                                     -----------
Health Care (4.4%)
Merck & Co. Inc.
4.125%, 01/18/2005                                       1,000,000     1,027,178
American Home Products
6.500%, 03/15/2006                                       1,000,000     1,078,663
Eli Lilly & Co.
2.900%, 03/15/2008                                       1,000,000       984,353
Bristol-Myers Squibb Co. (a)
4.000%, 08/15/2008                                       1,000,000     1,015,967
Abbott Laboratories
5.400%, 09/15/2008                                         500,000       538,058
Merck & Co. Inc.
4.375%, 02/15/2013                                       1,000,000       984,362
Becton Dickinson & Co.
4.550%, 04/15/2013                                       1,000,000       988,022
Schering Plough Corp.
5.300%, 12/01/2013                                         500,000       508,725
                                                                     -----------
                                                                       7,125,328
                                                                     -----------
Machinery & Manufacturing (7.4%)
Deere & Co.
6.550%, 07/15/2004                                       2,000,000     2,051,124
3M Co.
4.150%, 06/30/2005                                       1,000,000     1,034,857
Ingersoll Rand
6.250%, 05/15/2006                                       1,000,000     1,083,918
Cooper Industries Inc.
5.250%, 07/01/2007                                       1,000,000     1,069,173
TRW Inc.
6.730%, 07/11/2007                                         900,000       992,098
Dover Corp.
6.250%, 06/01/2008                                       1,425,000     1,572,546
BF Goodrich Co.
6.600%, 05/15/2009                                      $1,000,000   $ 1,097,276
Honeywell International Inc.
7.500%, 03/01/2010                                       1,000,000     1,180,999
Caterpillar Inc.
6.550%, 05/01/2011                                       1,000,000     1,135,507
Johnson Controls Inc.
4.875%, 09/15/2013                                         750,000       756,586
                                                                     -----------
                                                                      11,974,084
                                                                     -----------
Media & Broadcasting (2.0%)
Gannett Co.
4.950%, 04/01/2005                                       1,000,000     1,039,752
The Walt Disney Co.
5.500%, 12/29/2006                                       1,000,000     1,072,336
Knight-Ridder Inc.
7.125%, 06/01/2011                                       1,000,000     1,157,123
                                                                     -----------
                                                                       3,269,211
                                                                     -----------
Mining & Metals (1.9%)
ALCOA Inc.
6.125%, 06/15/2005                                         500,000       531,487
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008                                       1,000,000       953,893
Alcan Inc.
6.450%, 03/15/2011                                         500,000       558,324
BHP Billiton Finance
4.800%, 04/15/2013                                       1,000,000     1,002,548
                                                                     -----------
                                                                       3,046,252
                                                                     -----------
Oil & Gas (3.5%)
BP Capital Markets PLC
4.000%, 04/29/2005                                       1,000,000     1,032,105
Chevron Texaco
3.500%, 09/17/2007                                       1,000,000     1,018,476
Southern California Gas
4.375%, 01/15/2011                                       1,000,000       999,777
Conoco Funding Co.
6.350%, 10/15/2011                                       1,000,000     1,121,158
National Fuel Gas Co.
5.250%, 03/01/2013                                       1,000,000     1,024,635
Vectren Utility
5.250%, 08/01/2013                                         500,000       501,236
                                                                     -----------
                                                                       5,697,387
                                                                     -----------
Retailers (2.2%)
Albertsons Inc.
6.550%, 08/01/2004                                       1,000,000     1,023,705
Wal-Mart Stores Inc.
6.550%, 08/10/2004                                       1,000,000     1,031,562
5.450%, 08/01/2006                                         500,000       538,301

                 See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31,2003

                                                        Principal
                                                          amount       Value
                                                       ----------   ------------
Corporate Bonds (Cont.)

Retailers (Cont.)
Safeway Inc.
4.125%, 11/01/2008                                     $1,000,000   $    995,622
                                                                    ------------
                                                                       3,589,190
                                                                    ------------
Telecom & Telecom Equipment (4.6%)
Vodafone Group PLC
7.625%, 02/15/2005                                      1,000,000      1,066,074
AT&T Corp.
7.000%, 05/15/2005                                      1,000,000      1,059,951
BellSouth Telecommunications Inc.
6.500%, 06/15/2005                                      1,000,000      1,064,490
Deutsche Telekom International Financial
8.250%, 06/15/2005                                      2,000,000      2,169,510
Cingular Wireless
5.625%, 12/15/2006                                      1,000,000      1,072,659
Verizon Wireless
5.375%, 12/15/2006                                      1,000,000      1,067,102
                                                                    ------------
                                                                       7,499,786
                                                                    ------------
Utilities & Energy (5.9%)
Carolina Power & Light Co.
7.875%, 04/15/2004                                      1,000,000      1,017,999
Southwestern Electric Power
4.500%, 07/01/2005                                      1,000,000      1,036,717
Duke Energy Field Services
7.500%, 08/16/2005                                        500,000        537,231
Public Service Co. of Colorado
7.125%, 06/01/2006                                      2,000,000      2,191,400
Virginia Electric & Power
5.375%, 02/01/2007                                      1,000,000      1,066,596
Georgia Power
4.875%, 07/15/2007                                      1,000,000      1,065,616
Pacificorp
4.300%, 09/15/2008                                      1,000,000      1,021,444
Commonwealth Edison
4.740%, 08/15/2010                                      1,000,000      1,022,335
Duke Energy Corp.
6.250%, 01/15/2012                                        500,000        540,788
                                                                    ------------
                                                                       9,500,126
                                                                    ------------
Total Corporate Bonds
(cost $100,459,051)                                                  105,814,784
                                                                    ------------
Taxable Municipal Bonds (0.6%)
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008                                     $1,000,000   $    978,190
                                                                    ------------
Total Taxable Municipal Bonds
(cost $1,000,000)                                                        978,190
                                                                    ------------
Government Agency Securities (15.3%)
Federal Home Loan Mortgage Corp.
3.250%, 11/15/2004                                      2,000,000      2,033,584
5.250%, 01/15/2006                                      5,000,000      5,318,585
5.125%, 10/15/2008                                      4,000,000      4,289,448
6.625%, 09/15/2009                                      2,000,000      2,287,142
4.500%, 07/15/2013                                      1,500,000      1,481,924
Federal National Mortgage Association
5.250%, 06/15/2006                                      1,000,000      1,069,726
7.125%, 03/15/2007                                      2,000,000      2,266,014
6.625%, 10/15/2007                                      2,000,000      2,255,216
3.250%, 08/15/2008                                      1,500,000      1,488,066
6.625%, 09/15/2009                                      2,000,000      2,286,958
                                                                    ------------
Total Government Agency Securities
(cost $22,965,672)                                                    24,776,663
                                                                    ------------
U.S. Treasury Obligations (13.6%)
U.S. Treasury Notes
5.750%, 11/15/2005                                      3,200,000      3,435,750
7.000%, 07/15/2006                                      2,000,000      2,240,234
3.500%, 11/15/2006                                      5,000,000      5,168,165
6.625%, 05/15/2007                                      3,000,000      3,395,274
5.500%, 02/15/2008                                      2,000,000      2,205,000
5.625%, 05/15/2008                                      2,000,000      2,215,468
6.000%, 08/15/2009                                      3,000,000      3,398,085
                                                                    ------------
Total U.S. Treasury Obligations
(cost $21,198,743)                                                    22,057,976
                                                                    ------------

                See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31,2003

                                                          Shares        Value
                                                        ---------   ------------
Short-term Investments (4.1%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                          6,598,126   $  6,598,126
                                                                    ------------
Total Short-term Investments
(cost $6,598,126)                                                      6,598,126
                                                                    ------------
TOTAL INVESTMENTS (98.8%)
(cost $152,221,592)                                                  160,225,739
OTHER ASSETS, NET OF LIABILITIES (1.2%)                                1,945,813
                                                                    ------------
NET ASSETS (100.0%)                                                 $162,171,552
                                                                    ============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the value of this security amounted to $1,015,967 or 0.6% of net assets.

                 See accompanying notes to financial statements.

               STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                         Shares or
                                                         principal
                                                           amount       Value
                                                        ----------   -----------
Short-term Investments (99.6%)
Agriculture, Foods, & Beverage (5.0%)
Coca-Cola
1.030%, 01/30/2004                                      $2,750,000   $ 2,747,718
                                                                     -----------
Automotive (5.0%)
FCAR Owner Trust Series I
1.090%, 01/16/2004                                       2,750,000     2,748,751
                                                                     -----------
Chemicals (4.9%)
EI du Pont de Nemours and Co.
1.060%, 01/20/2004                                       2,700,000     2,698,489
                                                                     -----------
Computers (1.8%)
International Business Machines Corp.
1.000%, 01/09/2004                                       1,000,000       999,778
                                                                     -----------
Consumer & Marketing (4.9%)
The Procter & Gamble Co. (a)
1.010%, 01/23/2004                                       2,700,000     2,698,333
                                                                     -----------
Financial Services (29.7%)
Household Finance Corp.
0.900%, 01/02/2004                                       2,700,000     2,697,451
Citicorp
1.050%, 01/05/2004                                       2,700,000     2,697,738
ChevronTexaco Funding Corp.
1.020%, 01/06/2004                                       2,750,000     2,749,610
American Honda Finance Corp.
1.100%, 01/12/2004                                         100,000        99,966
Caterpillar Financial Services Corp.
1.040%, 01/26/2004                                       2,700,000     2,698,050
Toyota Motor Credit Corp.
1.030%, 01/27/2004                                       2,700,000     2,697,992
General Electric Capital Corp.
1.030%, 02/05/2004                                       2,700,000     2,697,272
                                                                     -----------
                                                                      16,338,079
                                                                     -----------
Government Agency Securities (32.8%)
Federal National Mortgage Association
1.050%, 01/15/2004                                       4,000,000     3,998,367
1.075%, 01/21/2004                                       2,000,000     1,998,811
1.050%, 01/28/2004                                       3,500,000     3,497,191
1.040%, 02/02/2004                                       3,000,000     2,997,227
1.010%, 02/06/2004                                       2,600,000     2,597,374
1.030%, 03/31/2004                                       3,000,000     2,992,275
                                                                     -----------
                                                                      18,081,245
                                                                     -----------
Health Care (9.8%)
Abbott Laboratories (a)
0.980%, 01/13/2004                                       1,600,000     1,599,477
1.000%, 01/13/2004                                       1,100,000     1,099,633
Pfizer Inc.
1.020%, 02/25/2004                                      $2,700,000   $ 2,699,370
                                                                     -----------
                                                                       5,398,480
                                                                     -----------
Regulated Investment Companies(3.2%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                           1,765,694     1,765,694
                                                                     -----------
Telecom & Telecom Equipment (2.5%)
BellSouth Corp.
1.020%, 01/14/2004                                       1,400,000     1,399,961
                                                                     -----------
Total Short-term Investments
(cost $54,876,528)                                                    54,876,528
                                                                     -----------
TOTAL INVESTMENTS (99.6%)
(cost $54,876,528)                                                    54,876,528
OTHER ASSETS, NET OF LIABILITIES (0.4%)                                  201,059
                                                                     -----------
NET ASSETS (100.0%)                                                  $55,077,587
                                                                     ===========

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31,2003, the value of these securities amounted to $5,397,443 or 9.8% of net assets.

                 See accompanying notes to financial statements.

                        STATE FARM VARIABLE PRODUCT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2003

                                                  Large Cap     Small Cap   International  Stock & Bond                  Money
                                                Equity Index  Equity Index   Equity Index    Balanced        Bond       Market
                                                    Fund          Fund           Fund          Fund          Fund        Fund
                                                ------------  ------------  -------------  ------------  -----------  ----------
Assets
   Investments in securities
      At identified cost                        $435,709,553   191,631,196   213,794,534    74,269,849   152,221,592  54,876,528
                                                ============   ===========   ===========    ==========   ===========  ==========
      At market value                           $399,967,412   213,912,515   203,185,140    69,784,585   160,225,739  54,876,528
   Cash                                                  408        52,922            --            --            --          --
   Foreign currencies at value (cost $148,173)            --            --       151,792            --            --          --
   Receivable for:
      Dividends and interest                         512,521       194,513       367,782       517,570     2,134,772       1,074
      Shares of the Fund sold                        437,599       222,127       164,264       124,963        68,927     286,630
      Securities sold                                     26        40,979        43,462            --            --          --
      Due from broker                                 29,641            --            --            --            --          --
      Expense cap reimbursement                           --            --            --        15,173            --          --
      Unrealized gain on forward foreign
         currency contracts                               --            --        21,663            --            --          --
      Variation margin                                48,575            --       453,805            --            --          --
   Prepaid expenses                                    4,021         2,068         2,586           790         1,833         624
                                                ------------   -----------   -----------    ----------   -----------  ----------
      Total assets                               401,000,203   214,425,124   204,390,494    70,443,081   162,431,271  55,164,856
                                                ------------   -----------   -----------    ----------   -----------  ----------
Liabilities and Net Assets
   Dividends to shareowners                        4,807,800     1,058,714            --            --            --          --
   Payable for:
      Shares of the Fund redeemed                         --            --            --        77,660            --          31
      Securities purchased                                --     4,969,258       215,014            --            --          --
      Securities sold short, at value
         (proceeds of $29,641)                        29,641            --            --            --            --          --
      Variation margin                                    --       115,927            --            --            --          --
      Unrealized loss on forward foreign
         currency contracts                               --            --            24            --            --          --
      Manager                                        303,875       264,329       401,912            --       227,065      66,895
   Accrued liabilities                                65,214        64,183        77,536        15,964        32,654      20,343
                                                ------------   -----------   -----------    ----------   -----------  ----------
      Total Liabilities                            5,206,530     6,472,411       694,486        93,624       259,719      87,269
                                                ------------   -----------   -----------    ----------   -----------  ----------
   Net assets applicable to shares outstanding
      of common stock                           $395,793,673   207,952,713   203,696,008    70,349,457   162,171,552  55,077,587
                                                ------------   -----------   -----------    ----------   -----------  ----------
   Fund shares outstanding                        35,132,263    19,269,937    19,394,350     6,225,151    15,503,102  55,077,587
   Net asset value, offering price and
      redemption price per share                $      11.27         10.79         10.50         11.30         10.46        1.00
                                                ============   ===========   ===========    ==========   ===========  ==========
Analysis of Net Assets
   Paid-in-capital                              $450,334,484   189,681,636   218,415,756    73,211,994   154,793,612  55,077,587
   Accumulated net realized gain (loss)          (19,518,877)   (4,268,652)   (3,753,599)       63,776      (626,207)         --
   Net unrealized appreciation (depreciation)    (35,035,783)   22,373,887   (10,523,513)   (4,485,264)    8,004,147          --
   Undistributed (distributions in excess of)
      net investment income                           13,849       165,842      (442,636)    1,558,951            --          --
                                                ------------   -----------   -----------    ----------   -----------  ----------
   Net assets applicable to shares outstanding  $395,793,673   207,952,713   203,696,008    70,349,457   162,171,552  55,077,587
                                                ============   ===========   ===========    ==========   ===========  ==========

               See accompanying notes to financial statements.

                        STATE FARM VARIABLE PRODUCT TRUST
                            STATEMENTS OF OPERATIONS
                          Year Ended December 31, 2003

                                                        Large Cap     Small Cap    International  Stock & Bond               Money
                                                       Equity Index  Equity Index   Equity Index    Balanced       Bond     Market
                                                           Fund          Fund           Fund          Fund         Fund      Fund
                                                       ------------  ------------  -------------  ------------  ---------  --------
Investment Income:
   Dividends                                            $ 5,746,035    1,921,153      4,525,308     1,558,023          --        --
   Interest                                                 104,667       58,576          4,572           992   7,631,561   641,551
                                                        -----------   ----------     ----------    ----------   ---------   -------
                                                          5,850,702    1,979,729      4,529,880     1,559,015   7,631,561   641,551
   Less: foreign withholding taxes                               --          852        500,455            --          --        --
                                                        -----------   ----------     ----------    ----------   ---------   -------
      Total investment income                             5,850,702    1,978,877      4,029,425     1,559,015   7,631,561   641,551
Expenses:
   Investment advisory and management fees                  855,428      653,355        886,420            --     778,157   224,020
   Reports to shareowners                                    78,842       84,687         70,917        21,399      38,474    18,705
   Professional fees                                         35,209       36,641         39,826        13,785      26,918    19,290
   License index fees                                        30,000       10,001         10,001            --          --        --
   Security valuation fees                                    9,526       33,360         46,899            --       8,757        --
   Trustees' fees                                             8,750        4,243          4,412         1,710       4,523     1,617
   ICI dues                                                   4,835        2,343          1,935           904       2,676     1,039
   Fidelity bond expense                                      1,953          911            856           390         997       374
   Registration fees                                            367          267            267           267         267       267
   Custodian fees                                                --           --        125,988            75       3,501     2,969
   Fund accounting expense                                       --           --         54,951            --          --        --
                                                        -----------   ----------     ----------    ----------   ---------   -------
      Total expenses                                      1,024,910      825,808      1,242,472        38,530     864,270   268,281
      Less: expense reimbursement from Manager                   --        9,115         33,717        38,530          --        --
                                                        -----------   ----------     ----------    ----------   ---------   -------
      Net expenses                                        1,024,910      816,693      1,208,755            --     864,270   268,281
                                                        -----------   ----------     ----------    ----------   ---------   -------
Net investment income                                     4,825,792    1,162,184      2,820,670     1,559,015   6,767,291   373,270
Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments         (86,348)    (929,159)      (522,849)       70,830    (626,207)       --
   Net realized gain on forward foreign currency
      contracts                                                  --           --         73,879            --          --        --
   Net realized gain on foreign currency transactions            --           --         64,128            --          --        --
   Net realized gain on futures contracts                 1,735,927    1,811,781        294,310            --          --        --
   Net unrealized gain on open futures contracts            897,187      176,932         27,931            --          --        --
   Change in net unrealized appreciation or
      depreciation on investments and foreign currency
      transactions                                       77,530,600   61,561,422     52,709,032     8,875,066     134,162        --
                                                        -----------   ----------     ----------     ---------   ---------   -------
Net realized and unrealized gain on investments          80,077,366   62,620,976     52,646,431     8,945,896    (492,045)       --
                                                        -----------   ----------     ----------    ----------   ---------   -------
Net change in net assets resulting from operations      $84,903,158   63,783,160     55,467,101    10,504,911   6,275,246   373,270
                                                        ===========   ==========     ==========    ==========   =========   =======

                 See accompanying notes to financial statements.

                        STATE FARM VARIABLE PRODUCT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Large Cap                  Small Cap
                                                                   Equity Index               Equity Index
                                                                       Fund                       Fund
                                                           --------------------------   -------------------------
Years ended December 31,                                       2003          2002           2003         2002
--------------------------------------------------------   ------------   -----------   -----------   -----------
From operations:
   Net investment income                                   $  4,825,792     4,010,321     1,162,184     1,369,115
   Net realized gain (loss)                                   1,649,579   (14,612,996)      882,622    (3,796,321)
   Change in net unrealized appreciation or depreciation     78,427,787   (68,132,114)   61,738,354   (31,912,411)
                                                           ------------   -----------   -----------   -----------
Net change in net assets resulting from operations           84,903,158   (78,734,789)   63,783,160   (34,339,617)

Distributions to shareowners from:
   Net investment income                                     (4,807,800)   (4,022,508)   (1,058,714)   (1,368,439)
   Net realized gain                                                 --            --            --            --
                                                           ------------   -----------   -----------   -----------
Total distributions to shareowners                           (4,807,800)   (4,022,508)   (1,058,714)   (1,368,439)

From Fund share transactions:
   Proceeds from shares sold                                 36,666,847    39,853,003    14,366,493    15,793,136
   Reinvestment of distributions                                     --     4,022,508            --     1,368,439
                                                           ------------   -----------   -----------   -----------
                                                             36,666,847    43,875,511    14,366,493    17,161,575
   Less payments for shares redeemed                          5,029,359     8,364,809     3,294,312     3,396,111
                                                           ------------   -----------   -----------   -----------
Net increase in net assets from Fund share transactions      31,637,488    35,510,702    11,072,181    13,765,464
                                                           ------------   -----------   -----------   -----------
Total increase (decrease) in net assets                     111,732,846   (47,246,595)   73,796,627   (21,942,592)
                                                           ------------   -----------   -----------   -----------
Net assets:
   Beginning of year                                        284,060,827   331,307,422   134,156,086   156,098,678
                                                           ------------   -----------   -----------   -----------
   End of year*                                            $395,793,673   284,060,827   207,952,713   134,156,086
                                                           ============   ===========   ===========   ===========
*Including undistributed (distribution in excess of) net
   investment income                                       $     13,849        36,277       165,842        69,660
                                                           ============   ===========   ===========   ===========
Share Information
   Sold                                                       3,727,725     3,873,690     1,616,808     1,803,548
   Issued in reinvestment of distributions                           --       447,442            --       181,250
   Redeemed                                                    (535,257)     (902,645)     (396,203)     (442,286)
                                                           ------------   -----------   -----------   -----------
Net increase (decrease)                                       3,192,468     3,418,487     1,220,605     1,542,512
                                                           ============   ===========   ===========   ===========

                 See accompanying notes to financial statements.

      International               Stock & Bond                                             Money
       Equity Index                 Balanced                     Bond                      Market
           Fund                       Fund                       Fund                       Fund
-------------------------   -----------------------   -------------------------   -----------------------
   2003           2002         2003         2002          2003          2002         2003         2002
-----------   -----------   ----------   ----------   -----------   -----------   ----------   ----------
  2,820,670     2,180,308    1,559,015    1,626,510     6,767,291     6,792,050      373,270      696,818
    (90,532)     (505,346)      70,830      188,680      (626,207)      640,809           --           --
 52,736,963   (29,428,410)   8,875,066   (8,372,138)      134,162     4,395,845           --           --
-----------   -----------   ----------   ----------   -----------   -----------   ----------   ----------
 55,467,101   (27,753,448)  10,504,911   (6,556,948)    6,275,246    11,828,704      373,270      696,818

 (3,426,664)   (2,221,311)  (1,626,543)  (1,598,894)   (6,767,291)   (6,792,050)    (373,270)    (696,818)
         --            --     (178,914)    (206,255)     (121,946)     (466,528)          --           --
-----------   -----------   ----------   ----------   -----------   -----------   ----------   ----------
 (3,426,664)   (2,221,311)  (1,805,457)  (1,805,149)   (6,889,237)   (7,258,578)    (373,270)    (696,818)

  7,829,698    12,935,735    7,972,282    7,473,218    15,907,859    21,336,315    6,163,941    9,328,543
  3,426,664     2,221,311    1,805,457    1,805,149     6,889,237     7,258,578      373,270      696,818
-----------   -----------   ----------   ----------   -----------   -----------   ----------   ----------
 11,256,362    15,157,046    9,777,739    9,278,367    22,797,096    28,594,893    6,537,211   10,025,361
  3,750,314     3,800,855    3,268,872    4,156,981     8,116,516     7,924,377    7,645,994    7,375,928
-----------   -----------   ----------   ----------   -----------   -----------   ----------   ----------
  7,506,048    11,356,191    6,508,867    5,121,386    14,680,580    20,670,516   (1,108,783)   2,649,433
-----------   -----------   ----------   ----------   -----------   -----------   ----------   ----------
 59,546,485   (18,618,568)  15,208,321   (3,240,711)   14,066,589    25,240,642   (1,108,783)   2,649,433
-----------   -----------   ----------   ----------   -----------   -----------   ----------   ----------

144,149,523   162,768,091   55,141,136   58,381,847   148,104,963   122,864,321   56,186,370   53,536,937
-----------   -----------   ----------   ----------   -----------   -----------   ----------   ----------
203,696,008   144,149,523   70,349,457   55,141,136   162,171,552   148,104,963   55,077,587   56,186,370
===========   ===========   ==========   ==========   ===========   ===========   ==========   ==========
   (442,636)          316    1,558,951    1,626,479            --            --           --           --
===========   ===========   ==========   ==========   ===========   ===========   ==========   ==========

    921,297     1,453,776      761,968      696,213     1,512,972     2,084,743    6,163,941    9,328,543
    331,399       287,363      166,402      181,604       652,700       704,998      373,270      696,818
   (453,729)     (465,937)    (317,671)    (410,680)     (773,659)     (770,381)  (7,645,994)  (7,375,928)
-----------   -----------   ----------   ----------   -----------   -----------   ----------   ----------
    798,967     1,275,202      610,699      467,137     1,392,013     2,019,360   (1,108,783)   2,649,433
===========   ===========   ==========   ==========   ===========   ===========   ==========   ==========

                 See accompanying notes to financial statements.

                        STATE FARM VARIABLE PRODUCT TRUST

                          NOTES TO FINANCIAL STATEMENTS

1.   Objective

State Farm Variable Product Trust (the "Trust") has six separate investment portfolios (the "Funds"). Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The Large Cap Equity Index Fund (Large Cap Fund) seeks to match the performance of the Standard and Poor's Composite Index of 500 Stocks(R) (the "S&P 500") by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies in the manufacturing, utility, transportation, and financial industries.

The Small Cap Equity Index Fund (Small Cap Fund) seeks to match the performance of the Russell 2000 Small Stock Index(R) (the "Russell 2000"). This Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund(International Fund) seeks to match the performance of the Morgan Stanley Capital International Europe, Australia and Far East Free Index(R) (the "EAFE Free"). This Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (Balanced Fund) seeks long-term growth of capital, balanced with current income. This Fund invests in the Large Cap and Bond Funds.

The Bond Fund (Bond Fund) seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund invests primarily in bonds issued by domestic companies.

The Money Market Fund (Money Market Fund) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.   Significant accounting policies

Security valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price
(NOCP). Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above are valued at a fair value as determined in good faith by the Trust's investment advisor under the supervision of the Board of Trustees.

Securities transactions and investment income

Security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

                        STATE FARM VARIABLE PRODUCT TRUST

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois, time). The net asset value per share is computed by dividing the total value of the Fund's investments and other assets, less liabilities, by the respective number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareowners

It is the Funds' policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of December 31, 2003, the Fund's aggregate security unrealized gains and losses based on cost for federal income tax purposes were as follows:

-----------------------------------------------------------------------------------------------
                     Cost of Investments                                         Net Unrealized
                       for Federal Tax     Gross Unrealized   Gross Unrealized    Appreciation
Fund                       Purposes          Appreciation      (Depreciation)    (Depreciation)
------------------   -------------------   ----------------   ----------------   --------------
Large Cap Fund           $436,210,091         $41,258,531       $(77,501,210)     $(36,242,679)
Small Cap Fund            191,694,872          46,400,769        (24,183,126)       22,217,643
International Fund        214,724,378          26,832,083        (38,371,321)      (11,539,238)
Balanced Fund              74,269,849           1,065,019         (5,550,283)       (4,485,264)
Bond Fund                 152,221,592           8,371,693           (367,546)        8,004,147
Money Market Fund          54,876,528                  --                 --                --
-----------------------------------------------------------------------------------------------

Dividends and distributions payable to shareowners are recorded by the Large Cap, Small Cap, International, and Balanced Funds on the ex-dividend date. The Bond and Money Market Funds declare daily dividends equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The differences are primarily due to differing treatments for futures contracts, the recognition of net realized losses, foreign currency transactions, and short term capital gains.

                        STATE FARM VARIABLE PRODUCT TRUST

The tax character of distributions was as follows for the years ended December 31, 2003 and 2002:

---------------------------------------
Balanced Fund      2003         2002
-------------   ----------   ----------

Ordinary
Income          $1,637,559   $1,653,280

Long-term
Capital Gain    $  167,898   $  151,869
                ----------   ----------
Total           $1,805,457   $1,805,149
---------------------------------------

The tax character of distributions for the remaining Funds was the same as the composition of distributions reflected in the Statement of Changes in Net Assets.

The International Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFICs") for federal income tax purposes. In accordance with this election, the International Fund recognized unrealized appreciation (depreciation) relating to PFIC transactions of $768,900 and ($46,883) during 2003 and 2002, respectively, which is treated as ordinary income (loss) for federal income taxes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2003, was $814,003.

At December 31, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

--------------------------------------------------------------
Expiration    Large Cap    Small Cap   International     Bond
   year         Fund          Fund         Fund          Fund
----------   -----------   ---------   -------------   -------
2009         $ 3,554,729     112,881     1,984,521          --
2010         $14,751,658   3,868,103     1,188,671          --
2011                  --          --       464,565     626,207
             -----------   ---------     ---------     -------
Total:       $18,306,387   3,980,984     3,637,757     626,207
--------------------------------------------------------------

The undistributed net investment income in accordance with federal tax regulations at December 31, 2003 for the Large Cap Fund, Small Cap Fund, International Fund and Balanced Fund was $8,255, $34,418, $392,923 and $1,595,623 respectively. The difference between this amount and the undistributed net investment income reported on the Statements of Assets and Liabilities for the Large Cap and Small Cap Funds relates to current year estimates for REIT return of capital and capital gains. The difference for the International Fund relates to mark-to-market of PFICs and open forward foreign currency contracts. The difference for the Balanced Fund relates to short term capital gain.

The accumulated net realized gain in accordance with federal tax regulations at December 31, 2003, for the Balanced Fund consisted of $36,672 in short-term capital gains and $27,104 in long-term capital gains.

Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The realized and unrealized gain or loss resulting from changes in foreign exchange rates is included with realized and unrealized gain or loss from investments for financial reporting purposes.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to their relative net assets.

                        STATE FARM VARIABLE PRODUCT TRUST

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Financial instruments

The Large Cap, Small Cap, and International Funds may enter into stock index futures contracts to hedge a portion of their portfolios. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses are reflected in the Statement of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Additionally, the International Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

The Large Cap, Small Cap, and International Funds may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers, spinoffs, etc.

3. Transactions with affiliates

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. ("Manager") who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory and management fee (computed on a daily basis and paid quarterly) at the following annual rates:

---------------------------------------------------------
Large Cap Fund          0.26% of average daily net assets

Small Cap Fund          0.40% of average daily net assets

International Fund      0.55% of average daily net assets

Balanced Fund           None

Bond Fund               0.50% of average daily net assets

Money Market Fund       0.40% of average daily net assets
---------------------------------------------------------

The Manager has agreed not to be paid an investment advisory and management services fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by the Balanced Fund. This expense limitation arrangement is voluntary and may be eliminated by the Manager at any time. However, the Manager receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each of the Funds other than the Balanced and International Funds, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory and management services fee, that exceed 0.10% of such Fund's average daily net assets. With respect to the International Fund, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory and management services fee, that exceed 0.20% of the Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by the Manager at any time.

The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

The Manager has engaged Barclays Global Fund Advisors ("Barclay's") as the investment sub-advisor to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Funds. In accordance with the overall investment objectives

                        STATE FARM VARIABLE PRODUCT TRUST
of each respective Fund, Barclay's determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to their officers or trustees except for trustees' fees paid to or accrued for the Trust's independent trustees.

4.   Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

--------------------------------------------------------------------------------
                                               Year ended          Year ended
                                           December 31, 2003   December 31, 2002
                                           -----------------   -----------------
Large Cap Fund
   Purchases                                  $29,388,199          44,195,786
   Proceeds from sales                          3,061,775           8,060,528

Small Cap Fund
   Purchases                                   48,915,712          54,820,005
   Proceeds from sales                         34,358,196          41,268,000

International Fund
   Purchases                                   14,443,167          25,387,531
   Proceeds from sales                          7,969,923          13,657,121

Balanced Fund
   Purchases                                    6,255,612          10,507,270
   Proceeds from sales                            545,000           5,287,000

Bond Fund
   Purchases                                   30,985,793          36,386,176
   Proceeds from sales                         12,742,009          22,354,451
--------------------------------------------------------------------------------

                        STATE FARM VARIABLE PRODUCT TRUST

5.   Futures and foreign currency contracts

The Large Cap, Small Cap and International Funds had the following open futures contracts at December 31, 2003:

-------------------------------------------------------------------------------------------------------
                                          Number of      Market                Expiration   Unrealized
Fund                        Type          contracts      Value      Position     month      gain (loss)
------------------   ------------------   ---------   -----------   --------   ----------   -----------
Large Cap Fund       S&P 500 Index            67      $18,602,542     Long      March '04     $706,358
Small Cap Fund       Russell 2000 Index       36        3,788,960     Long      March '04       92,568
International Fund   Nikkei 300 IX            15          285,528     Long      March '04        9,923
International Fund   DJ Euro Stoxx 50         14          487,209     Long      March '04        7,980
International Fund   FTSE 100 IDX              5          399,785     Long      March '04       10,028
-------------------------------------------------------------------------------------------------------

The total notional value of the open positions at December 31, 2003, was $17,896,184, $3,696,392 and $1,144,591 in the Large Cap, Small Cap and
International Funds, respectively.

The International Equity Fund had the following open forward foreign currency contracts at December 31, 2003:

---------------------------------------------------------------------------------------------------------------
Foreign amount         Currency        Contracts      Settlement date      U.S. Dollar   Unrealized gain (loss)
--------------   -------------------   ---------   ---------------------   -----------   ----------------------
     72,249      Danish Krone              1             01/02/2004           12,239             $    82
    164,569      Euro                      2       01/02/2004-02/06/2004     207,455              12,126
     76,955      Great British Pound       1             02/06/2004          137,395               9,032
  3,388,763      Japanese Yen              2       01/05/2004-02/06/2004      31,642                 332
     12,452      Swiss Franc               1             01/05/2004           10,069                  67
                                                                                                 -------
                                                                               Total             $21,639
                                                                                                 =======
---------------------------------------------------------------------------------------------------------------

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

                                                                             Year ended December 31,
                                                                   -----------------------------------------
                                                                    2003     2002     2001     2000    1999
                                                                   ------   ------   ------   -----   ------
Net asset value, beginning of period                               $ 8.89    11.62    13.36   15.07    12.80

Income from Investment Operations
   Net investment income (a)                                         0.14     0.13     0.13    0.13     0.20
   Net gain (loss) on investments (both realized and unrealized)     2.38    (2.73)   (1.75)  (1.54)    2.40
                                                                   ------   ------   ------   -----    -----
   Total from investment operations                                  2.52    (2.60)   (1.62)  (1.41)    2.60
                                                                   ------   ------   ------   -----    -----
Less Distributions
   Net investment income                                            (0.14)   (0.13)   (0.12)  (0.13)   (0.20)
   Net realized gain (b)                                               --       --      --    (0.17)   (0.13)
                                                                   ------   ------   ------   -----    -----
   Total distributions                                              (0.14)   (0.13)   (0.12)  (0.30)   (0.33)
                                                                   ------   ------   ------   -----    -----
Net asset value, end of period                                     $11.27     8.89    11.62   13.36    15.07
                                                                   ======   ======   ======   =====    =====
Total Return                                                        28.31%  (22.41)% (12.11)% (9.35)%  20.36%

Net assets, end of period (millions)                               $395.8    284.1    331.3   320.7    225.6

Ratios to average net assets
   Expenses                                                          0.31%    0.31%    0.34%   0.31%    0.34%
   Net investment income                                             1.47%    1.31%    1.07%   1.08%    1.25%

Portfolio turnover rate                                                 1%       3%       1%      6%       4%

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions representing less than $.01 per share were made in 2001.

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                             Year ended December 31,
                                                                   ---------------------------------------
                                                                    2003     2002     2001    2000    1999
                                                                   ------   ------   -----   -----   -----
Net asset value, beginning of period                               $ 7.43     9.46    9.36   10.90    9.54

Income from Investment Operations
   Net investment income (a)                                         0.06     0.08    0.09    0.09    0.41
   Net gain (loss) on investments (both realized and unrealized)     3.36    (2.03)   0.10   (0.43)   1.51
                                                                   ------   ------   -----   -----   -----
   Total from investment operations                                  3.42    (1.95)   0.19   (0.34)   1.92
                                                                   ------   ------   -----   -----   -----
Less Distributions
   Net investment income                                            (0.06)   (0.08)  (0.08)  (0.09)  (0.41)
   Net realized gain                                                   --       --   (0.01)  (1.11)  (0.15)
                                                                   ------   ------   -----   -----   -----
   Total distributions                                              (0.06)   (0.08)  (0.09)  (1.20)  (0.56)
                                                                   ------   ------   -----   -----   -----
Net asset value, end of period                                     $10.79     7.43    9.46    9.36   10.90
                                                                   ======   ======   =====   =====   =====
Total Return                                                        45.96%  (20.66)%  2.05%  (3.39)% 20.24%

Net assets, end of period (millions)                               $208.0    134.2   156.1   134.6    95.4

Ratios to average net assets assuming expense limitations
   Expenses                                                          0.50%    0.50%   0.50%   0.50%   0.50%
   Net investment income                                             0.71%    0.93%   0.99%   0.92%   1.11%

Ratios to average net assets absent expense limitations
   Expenses                                                          0.51%    0.50%   0.55%   0.52%   0.62%
   Net investment income                                             0.70%    0.93%   0.94%   0.90%   0.99%

Portfolio turnover rate                                                22%      29%     36%     46%     46%

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                               Year ended December 31,
                                                                   ---------------------------------------------
                                                                    2003     2002      2001      2000      1999
                                                                   ------   ------    ------    ------    -----
Net asset value, beginning of period                               $ 7.75     9.40     12.10     14.54    11.63

Income from Investment Operations
   Net investment income (a)                                         0.15     0.12      0.10      0.10     0.13
   Net gain (loss) on investments (both realized and unrealized)     2.78    (1.65)    (2.73)    (2.25)    2.92
                                                                   ------   ------    ------    ------    -----
   Total from investment operations                                  2.93    (1.53)    (2.63)    (2.15)    3.05
                                                                   ------   ------    ------    ------    -----
Less Distributions
   Net investment income                                            (0.18)   (0.12)    (0.07)    (0.10)   (0.12)
   Net realized gain (b)                                               --       --        --     (0.19)   (0.02)
                                                                   ------   ------    ------    ------    -----
   Total distributions                                              (0.18)   (0.12)    (0.07)    (0.29)   (0.14)
                                                                   ------   ------    ------    ------    -----
Net asset value, end of period                                      10.50     7.75      9.40     12.10    14.54
                                                                   ======   ======    ======    ======    =====
Total Return                                                        37.84%  (16.26)%  (21.71)%  (14.81)%  26.21%

Net assets, end of period (millions)                               $203.7    144.2     162.8     181.8    152.7

Ratios to average net assets assuming expense limitations
   Expenses                                                          0.75%    0.75%     0.75%     0.75%    0.75%
   Net investment income                                             1.75%    1.40%     0.95%     0.78%    1.02%

Ratios to average net assets absent expense limitations
   Expenses                                                          0.77%    0.78%     0.88%     0.88%    0.94%
   Net investment income                                             1.73%    1.37%     0.82%     0.65%    0.83%

Portfolio turnover rate                                                 5%       9%        6%        6%      12%

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2001.

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                             Year ended December 31,
                                                                   -------------------------------------------
                                                                    2003     2002      2001     2000     1999
                                                                   ------   ------    -----    -----    ------
Net asset value, beginning of period                               $ 9.82    11.34    12.22    12.75    11.41

Income from Investment Operations
   Net investment income (a)                                         0.27     0.30     0.34     0.24     0.25
   Net gain (loss) on investments (both realized and unrealized)     1.51    (1.49)   (0.79)   (0.55)    1.11
                                                                   ------   ------    -----    -----    -----
   Total from investment operations                                  1.78    (1.19)   (0.45)   (0.31)    1.36
                                                                   ------   ------    -----    -----    -----
Less Distributions
   Net investment income                                            (0.27)   (0.29)   (0.31)   (0.22)   (0.02)
   Net realized gain                                                (0.03)   (0.04)   (0.12)      --       --
                                                                   ------   ------    -----    -----    -----
   Total distributions                                              (0.30)   (0.33)   (0.43)   (0.22)   (0.02)
                                                                   ------   ------    -----    -----    -----
Net asset value, end of period                                     $11.30     9.82    11.34    12.22    12.75
                                                                   ======   ======    =====    =====    =====
Total Return                                                        18.30%  (10.51)%  (3.55)%  (2.42)%  11.88%

Net assets, end of period (millions)                               $ 70.3     55.1     58.4     53.6     38.2

Ratios to average net assets assuming expense limitations
   Expenses                                                          0.00%    0.00%    0.00%    0.00%    0.00%
   Net investment income                                             2.55%    2.84%    2.86%    3.15%    4.50%

Ratios to average net assets absent expense limitations
   Expenses                                                          0.06%    0.05%    0.08%    0.07%    0.14%
   Net investment income                                             2.49%    2.78%    2.78%    3.08%    4.36%
Portfolio turnover rate                                                 1%       9%       6%       6%       2%

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.

                 See accompanying notes to financial statements.

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                            Year ended December 31,
                                                                   --------------------------------------
                                                                    2003     2002    2001    2000    1999
                                                                   ------   -----   -----   -----   -----
Net asset value, beginning of period                               $10.50   10.16    9.79    9.57   10.15

Income from Investment Operations
   Net investment income                                             0.46    0.52    0.56    0.57    0.52
   Net gain (loss) on investments (both realized and unrealized)    (0.03)   0.37    0.37    0.22   (0.58)
                                                                   ------   -----   -----   -----   -----
   Total from investment operations                                  0.43    0.89    0.93    0.79   (0.06)
                                                                   ------   -----   -----   -----   -----
Less Distributions
   Net investment income                                            (0.46)  (0.52)  (0.56)  (0.57)  (0.52)
   Net realized gain                                                (0.01)  (0.03)     --      --      --
                                                                   ------   -----   -----   -----   -----
   Total distributions                                              (0.47)  (0.55)  (0.56)  (0.57)  (0.52)
                                                                   ------   -----   -----   -----   -----
Net asset value, end of period                                     $10.46   10.50   10.16    9.79    9.57
                                                                   ======   =====   =====   =====   =====
Total Return                                                         4.08%   9.01%   9.66%   8.44%  (0.57)%

Net assets, end of period (millions)                               $162.2   148.1   122.9    95.7    70.9

Ratios to average net assets assuming expense limitations
   Expenses                                                          0.56%   0.55%   0.59%   0.57%   0.60%
   Net investment income                                             4.35%   5.05%   5.53%   5.92%   5.38%

Ratios to average net assets absent expense limitations
   Expenses                                                          0.56%   0.55%   0.59%   0.57%   0.62%
   Net investment income                                             4.35%   5.05%   5.53%   5.92%   5.36%

Portfolio turnover rate                                                 9%     17%     13%      3%      7%

               See accompanying notes to financial statements.

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                            Year ended December 31,
                                                                   --------------------------------------
                                                                    2003     2002    2001    2000    1999
                                                                   ------   -----   -----   -----   -----
Net asset value, beginning of period                               $ 1.00    1.00    1.00    1.00    1.00

Income from Investment Operations
   Net investment income                                             0.01    0.01    0.04    0.06    0.05
                                                                   ------   -----   -----   -----   -----
   Total from investment operations                                  0.01    0.01    0.04    0.06    0.05
                                                                   ------   -----   -----   -----   -----
Less Distributions
   Net investment income                                            (0.01)  (0.01)  (0.04)  (0.06)  (0.05)
                                                                   ------   -----   -----   -----   -----
   Total distributions                                              (0.01)  (0.01)  (0.04)  (0.06)  (0.05)
                                                                   ------   -----   -----   -----   -----
Net asset value, end of period                                     $ 1.00    1.00    1.00    1.00    1.00
                                                                   ======   =====   =====   =====   =====
Total Return                                                         0.67%   1.28%   3.71%   5.99%   4.77%

Net assets, end of period (millions)                               $ 55.1    56.2    53.5    45.0    38.7

Ratios to average net assets assuming expense limitations
   Expenses                                                          0.48%   0.47%   0.50%   0.49%   0.50%
   Net investment income                                             0.67%   1.27%   3.59%   5.88%   4.75%

Ratios to average net assets absent expense limitations
   Expenses                                                          0.48%   0.47%   0.52%   0.49%   0.53%
   Net investment income                                             0.67%   1.27%   3.57%   5.88%   4.72%

               See accompanying notes to financial statements.

                        REPORT OF INDEPENDENT AUDITORS
To the Shareholders and
Board of Trustees of the State Farm Variable Product Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Large Cap Equity Index Fund, Small Cap Equity Index Fund, International Equity Index Fund, Stock and Bond Balanced Fund, Bond Fund, and Money Market Fund, (collectively the Funds), comprising the State Farm Variable Product Trust as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2003 by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds of the State Farm Variable Product Trust at December 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ Ernst & Young

January 30, 2004
Chicago, Illinois

          Management Information - State Farm Variable Product Trust

I. Information about Non-Interested (Independent) Trustees of State Farm Variable Product Trust




                             Position
                             Held with   Length of Time Served
Name, Address, and Age         Fund       and Term of Office
----------------------       --------- -------------------------
Thomas M. Mengler             Trustee  Began service in 1997 and
1000 LaSalle Avenue                    serves until successor is
Minneapolis, Minnesota 55403           elected or appointed.
Age 50

-----------------------------------------------------------------
James A. Shirk                Trustee  Began service in 1997 and
103 North Robinson                     serves until successor is
Bloomington, Illinois 61701            elected or appointed.
Age 59
-----------------------------------------------------------------
Victor J. Boschini            Trustee  Began service in 2001 and
Office of the Chancellor               serves until successor is
Box #297080                            elected or appointed.
Fort Worth, Texas 76129
Age 47
-----------------------------------------------------------------
David L. Vance                Trustee  Began service in 2001 and
100 N.E. Adams Street                  serves until successor is
Peoria, Illinois 61629                 elected or appointed.
Age 51

-----------------------------------------------------------------
Donald A. Altorfer            Trustee  Began service in 2001 and
4200 Rodger Street                     serves until successor is
Springfield, Illinois 62703            elected or appointed.
Age 60

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                     in Fund       Other
                                                                                                     Complex   Directorships
                                                                                                     Overseen     Held by
Name, Address, and Age          Principal Occupation(s) During the Past 5 Years                     by Trustee    Trustee
----------------------       -----------------------------------------------                        ---------- -------------
Thomas M. Mengler                            DEAN and PROFESSOR OF LAW - University of                  25         None
1000 LaSalle Avenue                          St.Thomas School of Law (since 6/2002); DEAN -
Minneapolis, Minnesota 55403                 University of Illinois College of Law (8/1993-6/2002);
Age 50                                       TRUSTEE - State Farm Mutual Fund Trust,
                                             State Farm Associates' Funds Trust.
----------------------------------------------------------------------------------------------------------------------------
James A. Shirk                               DIRECTOR and PRESIDENT - Beer Nuts, Inc.                   25         None
103 North Robinson                           (manufacturer of snack foods); TRUSTEE -
Bloomington, Illinois 61701                  State Farm Mutual Fund Trust, State Farm
Age 59                                       Associates' Funds Trust.
----------------------------------------------------------------------------------------------------------------------------
Victor J. Boschini                           CHANCELLOR (since 2003) - Texas Christian                  25         None
Office of the Chancellor                     University; PRESIDENT (1999-2003) and VICE
Box #297080                                  PRESIDENT (1997-1999) - Illinois State University;
Fort Worth, Texas 76129                      TRUSTEE - State Farm Mutual Fund Trust,
Age 47                                       State Farm Associates' Funds Trust.
----------------------------------------------------------------------------------------------------------------------------
David L. Vance                               PRESIDENT (since 2000) - Caterpillar University;           25         None
100 N.E. Adams Street                        CHIEF ECONOMIST AND MANAGER of the
Peoria, Illinois 61629                       Business Intelligence Group (since 1994) -
Age 51                                       Caterpillar, Inc.; TRUSTEE - State Farm Mutual
                                             Fund Trust, State Farm Associates' Funds Trust.
----------------------------------------------------------------------------------------------------------------------------
Donald A. Altorfer                           CHAIRMAN - Altorfer, Inc. (dealer in heavy                 25         None
4200 Rodger Street                           machinery and equipment); TRUSTEE - State
Springfield, Illinois 62703                  Farm Mutual Fund Trust, State Farm Associates'
Age 60                                       Funds Trust.

          Management Information - State Farm Variable Product Trust

II. Information about Officers and Interested Trustees of State Farm Variable Product Trust

                                                                                                  Number of
                                                                                                  Portfolios
                                                                                                   in Fund
                                                                                                   Complex
                            Position   Length of Time                                              Overseen        Other
                            Held with  Served and Term   Principal Occupation(s) During the Past      by       Directorships
Name, Address, and Age        Fund        of Office                      5 Years                   Trustee    Held by Trustee
----------------------      --------- ------------------ ---------------------------------------  ---------- ------------------
Edward B. Rust, Jr.*        Trustee   Began service in   CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE       25         DIRECTOR -
One State Farm Plaza        and       1997 and serves    OFFICER, and DIRECTOR - State Farm                     McGraw-Hill
Bloomington, Illinois 61710 President until successor is Mutual Automobile Insurance Company;                   Corporation;
Age 53                                elected or         PRESIDENT and DIRECTOR - State Farm VP                  DIRECTOR -
                                      appointed.         Management Corp., State Farm Investment             Caterpillar, Inc.;
                                                         Management Corp.; PRESIDENT and TRUSTEE                 DIRECTOR -
                                                         - State Farm Mutual Fund Trust, State                  Helmerich &
                                                         Farm Associates' Funds Trust.                          Payne, Inc.
------------------------------------------------------------------------------------------------------------------------------
Michael L. Tipsord*         Trustee,  Began service in   SENIOR VICE PRESIDENT and TREASURER          25            None
One State Farm Plaza        Senior    2002 and serves    (since 12/2002), VICE PRESIDENT and
Bloomington, Illinois 61710 Vice      until successor is TREASURER (7/2001 - 12/2002), and VICE
Age 44                      President elected or         PRESIDENT and ASSISTANT TREASURER
                            and       appointed.         (1/1999 - 7/2001)--State Farm Mutual
                            Treasurer                    Automobile Insurance Company; DIRECTOR,
                                                         SENIOR VICE PRESIDENT and TREASURER
                                                         (since 12/2002), VICE PRESIDENT and
                                                         ASSISTANT SECRETARY-TREASURER (6/2001 -
                                                         12/2002) and ASSISTANT
                                                         SECRETARY-TREASURER (before 6/2001) -
                                                         State Farm Investment Management Corp.,
                                                         State Farm VP Management Corp.;
                                                         TRUSTEE, SENIOR VICE PRESIDENT and
                                                         TREASURER (since 12/2002), VICE
                                                         PRESIDENT and ASSISTANT
                                                         SECRETARY-TREASURER (6/2001 - 12/2002),
                                                         and ASSISTANT SECRETARY-TREASURER
                                                         (before 6/2001) - State Farm Mutual
                                                         Fund Trust, State Farm Associates'
                                                         Funds Trust.
------------------------------------------------------------------------------------------------------------------------------
Jack W. North               Senior    Began service in   EXECUTIVE VICE PRESIDENT - FINANCIAL
One State Farm Plaza        Vice      2001 and serves    SERVICES (since 2001) and SENIOR VICE
Bloomington, Illinois 61710 President until removed.     PRESIDENT (before 2001) - State Farm
Age 56                                                   Mutual Automobile Insurance Company;
                                                         SENIOR VICE PRESIDENT and DIRECTOR
                                                         (since 2001) - State Farm Investment
                                                         Management Corp., State Farm VP
                                                         Management Corp.; SENIOR VICE PRESIDENT
                                                         (since 2001) - State Farm Mutual Fund
                                                         Trust, State Farm Associates' Funds
                                                         Trust.                                      N/A            N/A
------------------------------------------------------------------------------------------------------------------------------
Paul N. Eckley              Senior    Began service in   SENIOR VICE PRESIDENT - INVESTMENTS -
One State Farm Plaza        Vice      1997 and serves    State Farm Mutual Automobile Insurance
Bloomington, Illinois 61710 President until removed.     Company; SENIOR VICE PRESIDENT - State
Age 49                                                   Farm Investment Management Corp., State
                                                         Farm Mutual Fund Trust, State Farm
                                                         Associates' Funds Trust.                    N/A            N/A
------------------------------------------------------------------------------------------------------------------------------

          Management Information - State Farm Variable Product Trust

                                                                                                 Number of
                                                                                                 Portfolios
                                                                                                  in Fund
                                                                                                  Complex       Other
                            Position   Length of Time                                             Overseen  Directorships
                            Held with  Served and Term  Principal Occupation(s) During the Past      by        Held by
Name, Address, and Age        Fund        of Office                     5 Years                   Trustee      Trustee
----------------------      --------- ----------------- ---------------------------------------  ---------- -------------
Susan D. Waring             Vice      Began service in  SENIOR VICE PRESIDENT and CHIEF             N/A          N/A
One State Farm Plaza        President 2000 and serves   ADMINISTRATIVE OFFICER (since 2001) -
Bloomington, Illinois 61710           until removed.    State Farm Life Insurance Company; VICE
Age 54                                                  PRESIDENT (before 2001) State Farm
                                                        Mutual Automobile Insurance Company;
                                                        SENIOR VICE PRESIDENT and DIRECTOR
                                                        (since 2001) - State Farm VP Management
                                                        Corp.; VICE PRESIDENT - State Farm
                                                        Investment Management Corp., State Farm
                                                        Mutual Fund Trust, State Farm
                                                        Associates' Funds Trust.
------------------------------------------------------------------------------------------------------------------------
Donald E. Heltner           Vice      Began service in  VICE PRESIDENT - FIXED INCOME - State       N/A          N/A
One State Farm Plaza        President 1998 and serves   Farm Mutual Automobile Insurance
Bloomington, Illinois 61710           until removed.    Company; VICE PRESIDENT - State Farm
Age 56                                                  Investment Management Corp., State Farm
                                                        Mutual Fund Trust, State Farm
                                                        Associates' Funds Trust.
------------------------------------------------------------------------------------------------------------------------
John S. Concklin            Vice      Began service in  VICE PRESIDENT - COMMON STOCKS - State      N/A          N/A
One State Farm Plaza        President 1997 and serves   Farm Mutual Automobile Insurance
Bloomington, Illinois 61710           until removed.    Company; VICE PRESIDENT - State Farm
Age 57                                                  Investment Management Corp., State Farm
                                                        Mutual Fund Trust, State Farm
                                                        Associates' Funds Trust.
------------------------------------------------------------------------------------------------------------------------
Phillip G. Hawkins          Vice      Began service in  VICE PRESIDENT - SECURITIES PRODUCTS        N/A          N/A
Three State Farm Plaza      President 2003 and serves   (since 8/2003), EXECUTIVE ASSISTANT
Bloomington, Illinois 61791           until removed.    (11/2002 - 8/2003), DIRECTOR -
Age 43                                                  STRATEGIC RESOURCES (12/1999-11/2002),
                                                        AGENCY FIELD EXECUTIVE (before 12/1999)
                                                        - State Farm Mutual Automobile
                                                        Insurance Company; VICE PRESIDENT
                                                        (since 2003) - State Farm Investment
                                                        Management Corp., State Farm VP
                                                        Management Corp., State Farm Mutual
                                                        Fund Trust, State Farm Associates'
                                                        Funds Trust.
------------------------------------------------------------------------------------------------------------------------
David R. Grimes             Vice      Began service in  ASSISTANT VICE PRESIDENT - State Farm       N/A          N/A
Three State Farm Plaza      President 1997 and serves   Mutual Automobile Insurance Company;
Bloomington, Illinois 61791 and       until removed and VICE PRESIDENT AND SECRETARY - State
Age 61                      Secretary successor is      Farm Investment Management Corp., State
                                      appointed.        Farm VP Management Corp., State Farm
                                                        Mutual Fund Trust, State Farm
                                                        Associates' Funds Trust.
-------------------------------------------------------------------------------------------------------------------------

*Messrs. Rust and Tipsord are "interested" Trustees as defined by the Investment Company Act of 1940 because each is (i) an Officer of State Farm Variable Product Trust (the "Trust"), (ii) a Director of State Farm Investment Management Corp., the Trust's investment adviser, (iii) a Director of State Farm VP Management Corp., the Trust's distributor, (iv) an Officer of State Farm Investment Management Corp., and (v) an Officer of State Farm VP Management Corp.

 The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees of the Trust, and the SAI is available without charge upon request. Call toll-free 1-800-702-2307 to request a copy of the SAI.

State Farm VP Management Corp                                       ------------
(Underwriter and Distributor of Securities Products)                  PRESORTED
One State Farm Plaza                                                   STANDARD
                                                                    U.S. Postage
Bloomington, IL 61710-0001                                              PAID
                                                                     State Farm
F O R W A R D I N G  S E R V I C E  R E Q U E S T E D                 Insurance
                                                                    Companies(R)
                                                                    ------------

[GRAPHIC]

[LOGO] STATE FARM INSURANCE(R)

Issued by:
State Farm Life Insurance Company
(Not licensed in New York or Wisconsin)
State Farm Life and Accident Assurance Company
(Licensed in New York and Wisconsin)
Home Office, Bloomington, Illinois

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001

1-888-702-2307

statefarm.com(R)                                                          2-2004
231.3571.6-CH                                                  Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrants' principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. Registrant hereby undertakes to provide a copy of such code of ethics to any person upon request, without charge. To request a copy of the code of ethics, contact the Registrant at 1-888-702-2307.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that no member of the Registrant's Audit Committee possesses all five of the attributes set forth in Item 3 of Form N-CSR that would enable the Board to designate any such member as an audit committee financial expert. However, each of the Audit Committee members possess other relevant business and financial experience, including possessing a number of the five attributes that would otherwise have enabled the Board to have designated that member as an audit committee financial expert. All five members of the Audit Committee are independent under the standards set forth in Item 3 of Form N-CSR. The Audit Committee members also have sufficient knowledge regarding financial matters to address any issues that are likely to come before the Committee. In addition, the Audit Committee has the ability to retain independent accountants, counsel or other consultants, advisors and experts whenever it deems appropriate to assist in such financial matters.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

      Billed to registrant for fiscal year ending December 31, 2003:   $ 125,525
      Billed to registrant for fiscal year ending December 31, 2002:   $ 122,008


(b)   Audit-Related Fees

      Billed to registrant for fiscal year ending December 31, 2003:   $ 0
      Billed to registrant for fiscal year ending December 31, 2002:   $ 0

      The nature of the services comprising the fees disclosed under this
      category:   not applicable

      Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Reg. S-X:
               Billed for fiscal year ending December 31, 2003:        $ 0
               Billed for fiscal year ending December 31, 2002:        $ 0

      The nature of the services comprising the fees disclosed under this category: not applicable

(c)   Tax Fees
      Billed to registrant for fiscal year ending December 31, 2003:   $ 10,800
      Billed to registrant for fiscal year ending December 31, 2002:   $ 12,750

      The nature of the services comprising the fees disclosed under this category:

      Includes principal accountant fees for reviewing the Fund's compliance with Tax Qualification tests relating to asset diversification, gross income, and distribution requirements in order to maintain the Fund's status as Regulated Investment Companies under current provisions of the Internal Revenue Code. Also includes principal accountant fees for reviewing the Funds' tax returns (federal, state, and excise) and advising the funds on specific tax issues they may encounter as well as on specific tax planning strategies, at the request of management.

      Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Reg. S-X:
               Billed for fiscal year ending December 31, 2003:        $ 0
               Billed for fiscal year ending December 31, 2002:        $ 0

        The nature of the services comprising the fees disclosed under this category: not applicable

(d)     All Other Fees

        Billed to registrant for fiscal year ending December 31, 2003: $ 0 Billed to registrant for fiscal year ending December 31, 2002: $ 0

        The nature of the services comprising the fees disclosed under this category include: not applicable

        Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Reg. S-X:
                  Billed for fiscal year ending December 31, 2003: $ 0 Billed for fiscal year ending December 31, 2002: $ 0

        The nature of the services comprising the fees disclosed under this category: not applicable

(e)(1) The audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X:

        The Committee of Independent Trustees will approve and recommend to the Board, the selection, retention or termination of the independent auditors of each Trust, and review the independent auditors' fees to determine whether those fees appear to be appropriate for the services rendered.

        a. Any engagement shall be pursuant to a written engagement letter approved by the Committee, which shall provide, among other things, that:

            - the Committee shall be directly responsible for the appointment, compensation and oversight of the independent auditors; and

            - the independent auditors shall report directly to the Committee.

        b. Pre-approve any engagement of the independent auditors to provide any services (other than the prohibited non-audit services specified in Section II.B.1.C below) to the Trust, or to SFIMC and any entity controlling, controlled by, or under common control with SFIMC that provides ongoing services to the Trust (if the engagement relates directly to the operations and financial reporting of the Trust), including the fees and other compensation to be paid to the independent auditors. The Chairman of the Committee may grant such pre-approval. Any such delegated pre-approval shall be presented to the Committee by the Chairman at the next meeting of the Committee.

            (1)  Pre-approval of non-audit services for the Trust is waived, if:

                 a. the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to its independent auditors during the fiscal year in which the non-audit services are provided;

                 b. the services were not recognized by management at the time of the engagement as non-audit services; and

                 c. such services are promptly brought to the attention of the Committee by management and the Committee approves them (which may be by delegation as provided for above) prior to the completion of the audit.

            (2) Pre-approval of non-audit services for SFIMC or any entity controlling, controlled by, or under common control with SFIMC that provides ongoing services to the Trust is waived, if:

                 a. the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Trust, SFIMC and any entity controlling, controlled by, or under common control with SFIMC that provides ongoing services to the Trust to its independent auditors during the fiscal year in which the non-audit services are provided that would have to be pre-approved;

                 b. the services were not recognized by management at the time of the engagement as non-audit services; and

                 c. such services are promptly brought to the attention of the Committee by management and the Committee approves them (which may be by delegation) prior to the completion of the audit.

        c. The independent auditors shall not perform any of the following non-audit services for the Trust:

            (1) bookkeeping or other services related to the accounting records or financial statements of the Trust;

            (2)  financial information systems design and implementation;

            (3) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

            (4)  actuarial services;

            (5)  internal audit outsourcing services;

            (6)  management functions or human resources;

            (7) broker or dealer, investment adviser, or investment banking services;

            (8)  legal services and expert services unrelated to the audit; and

            (9) any other services that the Public Company Accounting Oversight Board determines are impermissible.

(e)(2)  The percentage of services described in each of paragraphs (b) through
        (d) of this Item that were rendered to the registrant and approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                                                    Paragraph (b)    Paragraph (c)   Paragraph (d)
            Fiscal year ending December 31, 2003:   not applicable   0%              not applicable
            Fiscal year ending December 31, 2002:   not applicable   0%              not applicable

        The percentage of services described in each of paragraphs (b) through
        (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X:

                                                    Paragraph (b)    Paragraph (c)   Paragraph (d)
            Fiscal year ending December 31, 2003:   not applicable   not applicable  not applicable
            Fiscal year ending December 31, 2002:   not applicable   not applicable  not applicable

(f)     Not applicable.

(g) Aggregate non-audit fees billed by the registrant's accountant for services rendered to registrant:
            Fiscal year ending December 31, 2003:            $ 10,800
            Fiscal year ending December 31, 2002:            $ 12,750

        Aggregate non-audit fees billed by the registrant's accountant for services rendered to registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser):
            Fiscal year ending December 31, 2003:            $ 0
            Fiscal year ending December 31, 2002:            $ 0

        Aggregate non-audit fees billed by the registrant's accountant for services rendered to an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:
            Fiscal year ending December 31, 2003:            $ 0

            Fiscal year ending December 31, 2002:            $ 0

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8.  [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the "Evaluation Date"), and based on their evaluation as of the Evaluation Date, concluded that the registrant's disclosure controls and procedures were operating in an effective manner.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) during the registrant's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

     (b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002:
          Attached hereto as EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                State Farm Variable Product Trust

By  (Signature and Title) *    /s/ Edward B. Rust, Jr.
                               ------------------------------------------------
                                              Edward B. Rust, Jr.
                                                  President

Date March 10, 2004
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *     /s/ Edward B. Rust, Jr.
                               ------------------------------------------------
                                               Edward B. Rust, Jr.
                                                  President

Date March 10, 2004
     --------------

By  (Signature and Title) *    /s/ Michael L. Tipsord
                               ------------------------------------------------
                                              Michael L. Tipsord,
                                      Senior Vice President and Treasurer

Date March 10, 2004
     --------------

* Print the name and title of each signing officer under his or her signature